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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

			Pioneer Multi-Asset Ultrashort Income Fund
			Schedule of Investments 6/30/14 (unaudited)

Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
			PREFERRED STOCKS - 0.0% †
			Insurance - 0.0% †
			Reinsurance - 0.0% †
100,000	0.00	NR/NR	Kane SAC, Ltd. Floating Rate Note	$100,810
			Total Insurance	$100,810
			TOTAL PREFERRED STOCKS
			(Cost $100,000)	$100,810

			ASSET BACKED SECURITIES - 21.0%
385,215	0.50	AA-/Aa3	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	$375,153
70,955	2.93	BB+/B3	ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33	67,992
789,500	0.46	AAA/Aa3	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	780,564
1,110,000	0.55	CCC/A3	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	1,068,415
1,388,274	1.95	BB+/Ba3	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE3, Floating Rate Note, 10/25/32	1,351,128
213,349	6.50	BB+/Baa2	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	213,483
498,292	0.69	D/Baa3	Aegis Asset Backed Securities Trust 2004-6, Floating Rate Note, 3/25/35	497,753
687,829	1.25	AAA/Aaa	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	678,779
1,940,770	1.11	AAA/Aaa	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,921,271
978,049	0.70	AAA/Aa1	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	965,888
466,112	0.52	A+/A3	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	457,275
178,328		AAA/NR	Ally Auto Receivables Trust 2011-2, 1.98%, 4/15/16	179,281
428,661		NR/Aaa	Ally Auto Receivables Trust 2011-3, 1.61%, 5/16/16	430,475
1,414,051	0.41	NR/Aaa	Ally Auto Receivables Trust 2013-2, Floating Rate Note, 7/15/16	1,414,603
1,800,000	0.35	AAA/NR	Ally Auto Receivables Trust 2014-SN1, Floating Rate Note, 10/20/16	1,800,000
250,000	0.95	AAA/Aaa	Ally Master Owner Trust, Floating Rate Note, 2/15/17	250,933
3,000,000	1.22	NR/Aaa	Ally Master Owner Trust, Floating Rate Note, 8/15/17	3,024,702
84,709		AA/NR	American Credit Acceptance Receivables Trust 2012-2, 1.89%, 7/15/16 (144A)	84,896
828,559		A+/NR	American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	831,807
386,333		AA/NR	American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)	386,827
474,830		AA/NR	American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)	475,345
3,009,051		AA/NR	American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)	3,008,891
345,875		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	346,578
50,000	0.42	NR/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	50,001
1,945,000	1.35	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 2/15/18	1,966,932
5,615,000	1.40	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 3/15/17	5,623,535
8,890,000	0.30	AAA/NR	American Express Credit Account Master Trust, Floating Rate Note, 3/15/18	8,895,094
1,500,000	1.60	NR/Aa2	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	1,500,288
470,000		AA-/Aa3	AmeriCredit Automobile Receivables Trust 2010-4, 6.4%, 4/9/18 (144A)	478,134
1,700,000		AA+/Aaa	AmeriCredit Automobile Receivables Trust 2011-5, 2.45%, 12/8/16	1,712,990
204,775		AAA/NR	AmeriCredit Automobile Receivables Trust 2012-5, 0.51%, 1/8/16	204,779
452,119		AAA/NR	AmeriCredit Automobile Receivables Trust 2013-1, 0.49%, 6/8/16	452,163
485,000		AAA/NR	AmeriCredit Automobile Receivables Trust 2013-2, 0.65%, 12/8/17	485,355
1,035,114		AAA/Aaa	AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16	1,036,247
1,320,000	0.00	NR/Aaa	AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17	1,320,117
1,016,902	0.37	AA+/A2	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, Floating Rate Note, 1/25/36	1,012,042
84,000	0.58	AA+/A3	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	83,909
613,006	0.48	A+/A1	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	599,940
469,083	3.90	A/Baa1	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	484,024
327,519	0.89	AA+/A2	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2003-11, Floating Rate Note, 12/25/33	316,206
1,670,724	0.60	AA+/A3	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	1,650,390
38,390	0.35	AA+/Aaa	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R6, Floating Rate Note, 8/25/35	38,134
543,804	0.70	AAA/NR	ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)	544,354
357,225	0.45	AAA/NR	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	356,984
1,097,348		AAA/NR	ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)	1,098,604
2,000,000		AAA/NR	ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)	2,001,930
383,596		NR/NR	Ascentium Equipment Receivables 2012-1 LLC, 1.83%, 9/15/19 (144A)	383,460
1,000,000		NR/Aaa	Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17	1,000,234
987,654	0.83	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, Floating Rate Note, 2/25/35	983,399
622,697	0.86	BBB+/Baa3	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	612,822
1,283,900	0.35	BB/Ba1	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	1,222,974
1,582,228	0.66	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	1,564,043
756,423		NR/NR	AXIS Equipment Finance Receivables II LLC, 1.75%, 6/20/16	756,676
50,000	0.19	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 12/15/16	49,996
6,150,000	0.22	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 12/15/16	6,149,668
2,800,000	0.42	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 9/16/19	2,802,372
1,050,000	0.51	AAA/Aaa	Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19	1,051,114
1,800,000	0.49	AAA/Aaa	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	1,800,000
200,000	0.49	AAA/Aaa	Barclays Dryrock Issuance Trust, Floating Rate Note, 7/16/18	200,220
2,000,000	0.30	AAA/Aaa	Barclays Dryrock Issuance Trust, Floating Rate Note, 8/15/17	2,000,000
57,613		AA+/A3	Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	61,216
1,939,871	0.83	AAA/Aa1	Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/44	1,921,541
500,524	0.78	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	498,792
232,440	0.56	AAA/Aa1	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	233,041
802,019	0.50	AAA/Aaa	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	798,407
186,036	0.45	AAA/Aaa	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	184,492
1,493,448	0.45	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	1,443,782
740,829	0.42	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	715,779
1,899,351	0.60	AA/Aa2	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,869,079
1,740,812		A/NR	BCC Funding VIII LLC, 1.794%, 6/20/20	1,739,768
2,416,904	0.65	A+/Ba1	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	2,370,589
411,739	0.65	AA+/NR	Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35	411,151
6,797	1.15	AAA/NR	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	6,623
293,729	1.35	AAA/NR	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	287,131
151,176	0.72	AA+/A3	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	147,128
106,184	0.55	AAA/A1	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	104,706
1,680,482	0.62	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	1,676,918
142,848	0.55	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	142,198
1,490,664	0.90	AAA/A3	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35	1,487,642
1,098,300	1.15	BBB/A1	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	1,072,500
3,000,000	0.55	AAA/NR	BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)	3,009,264
225,779		NR/Aaa	BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15	225,779
186,625		NR/Aaa	BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15	186,734
380,223	0.40	BB+/NR	BNC Mortgage Loan Trust 2007-4, Floating Rate Note, 11/25/37	377,812
3,392,000	1.60	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 1/16/18 (144A)	3,414,425
150,000	0.68	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 2/18/20 (144A)	151,137
900,000	0.50	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 3/16/20 (144A)	900,499
1,500,000	0.75	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 6/17/19 (144A)	1,509,504
300,000	0.85	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 9/17/18 (144A)	301,543
424,160		NR/Aaa	California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	426,297
1,042,209		NR/NR	CAM Mortgage Trust 2014-1, 3.3515%, 12/15/53 (Step) (144A)	1,043,478
840,000	0.58	AAA/Aaa	Capital Auto Receivables Asset Trust 2013-3, Floating Rate Note, 11/20/15	840,569
6,145,000	0.24	AAA/Aaa	Capital One Multi-Asset Execution Trust, Floating Rate Note, 8/15/18	6,138,775
44,149		AAA/NR	CarMax Auto Owner Trust 2010-2, 2.04%, 10/15/15	44,179
151,559		AAA/Aaa	CarMax Auto Owner Trust 2011-1, 2.16%, 9/15/16	152,754
172,744		NR/Aaa	CarMax Auto Owner Trust 2011-3, 1.07%, 6/15/16	173,074
2,714,226	0.89	AA/Baa3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	2,711,132
60,166	0.55	AA+/A1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	59,393
2,243,736	0.33	BB+/Ba1	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36	2,120,882
1,900,000		AAA/NR	CCG Receivables Trust 2014-1, 1.06%, 11/14/21 (144A)	1,901,471
637,608		AAA/NR	CCG Receivables Truste 2013-1, 1.05%, 4/14/20 (144A)	639,185
429,163	3.65	AA+/Aaa	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	428,633
20,438	0.89	AAA/A1	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	19,231
200,000		AAA/Aaa	Chase Issuance Trust, 0.47%, 5/15/17	200,139
2,700,000	0.30	AAA/NR	Chase Issuance Trust, Floating Rate Note, 10/16/17	2,700,000
4,600,000	0.25	AAA/NR	Chase Issuance Trust, Floating Rate Note, 2/15/17	4,599,112
1,350,000	0.20	AAA/Aaa	Chase Issuance Trust, Floating Rate Note, 4/15/19	1,342,603
150,000	0.40	A+/A2	Chase Issuance Trust, Floating Rate Note, 4/15/19	149,063
3,000,000	0.00	AAA/Aaa	Chase Issuance Trust, Floating Rate Note, 4/16/18	3,001,083
2,000,000	0.25	AAA/Aaa	Chase Issuance Trust, Floating Rate Note, 5/15/17	1,999,470
8,130,000	0.28	AAA/NR	Chase Issuance Trust, Floating Rate Note, 8/15/17	8,130,000
2,018,362	0.90	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	2,025,776
250,000	2.15	A/A1	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	252,751
1,900,000	0.57	NR/Aaa	Chesapeake Funding LLC, Floating Rate Note, 3/7/26	1,902,185
1,480,205	1.40	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	1,493,673
1,478,194	0.60	NR/Aaa	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,480,481
200,000	1.30	NR/Aa2	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	201,528
639,000		AAA/Aaa	Citibank Credit Card Issuance Trust, 4.55%, 6/20/17	664,683
200,000		AAA/Aaa	Citibank Credit Card Issuance Trust, 4.9%, 12/12/16	204,087
4,050,000	0.30	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/25/16	4,050,660
3,490,000	0.45	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/18	3,490,482
3,070,000	0.30	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 12/12/16	3,070,694
9,931,000	0.39	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18	9,938,766
10,870,000	0.25	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 4/24/17	10,866,402
3,900,000	1.35	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/22/17	3,935,744
13,292	0.42	AA+/A1	Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36	13,251
1,689,768	0.35	A/Baa1	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/45 (144A)	1,626,445
46,119	0.87	AAA/Aa2	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/34	46,106
253,028	1.17	BBB-/B1	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	233,205
17,332	0.55	AA+/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	17,212
1,425,682	0.33	BBB/Baa3	CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)	1,417,764
494,048		AAA/NR	CNH Equipment Trust 2011-C, 1.19%, 12/15/16	495,115
69,000		AAA/NR	CNH Equipment Trust 2013-A, 0.69%, 6/15/18	69,132
1,522,030		AAA/Aaa	CNH Equipment Trust 2013-C, 0.63%, 1/17/17	1,523,287
1,550,000	0.75	NR/Aaa	CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)	1,554,318
2,300,000	2.10	NR/A2	Colony American Homes 2014-1, Floating Rate Note, 5/17/31	2,301,357
2,100,000	0.00	NR/A2	Colony American Homes 2014-2, Floating Rate Note, 7/17/31 (144A)	2,102,555
7,201		NR/Baa3	Conseco Financial Corp., 7.05%, 1/15/19	7,422
21,402	0.52	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	21,115
2,218,876	0.99	AA/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,211,015
698,252	0.93	AAA/Aa3	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	690,934
367,828	0.74	BBB/NR	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35 (144A)	362,262
1,387,789	1.20	BBB-/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34	1,378,863
195,745	0.64	BBB+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	194,809
260,629	5.15	BB+/Baa3	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/33	262,811
1,656,429	1.05	A+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	1,639,805
449,296	0.97	A+/Baa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/36	447,074
185,701	0.83	AAA/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	178,766
45,431	1.05	AAA/A2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	43,460
671,475	0.66	AA+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/35	668,363
296,086	0.59	A+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35	295,864
148,439	0.41	A+/B2	Countrywide Home Equity Loan Trust, Floating Rate Note, 6/15/29	146,834
466,651		AA-/A1	CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	468,633
634,247		AA-/Aa3	CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18	635,012
514,054		AA-/Aa3	CPS Auto Trust, 1.48%, 3/16/20 (144A)	516,283
521,544		AA-/Aa3	CPS Auto Trust, 1.82%, 12/16/19 (144A)	526,215
2,000,000		AA/NR	Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,026,470
193,681	0.42	A+/A3	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/25/36 (144A)	189,810
181,508		BB+/Baa1	Credit-Based Asset Servicing and Securitization LLC, 4.56409%, 4/25/37 (Step)	181,740
603,167	0.29	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 8/14/37 (c)	601,814
1,058		D/NR	Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	1,082
203,549		NR/NR	Direct Capital Funding V LLC, 0.7%, 9/20/14 (144A)	203,608
234,784		AA/NR	Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)	234,784
3,000,000		AAA/Aaa	Discover Card Execution Note Trust, 0.81%, 8/15/17	3,008,685
1,700,000		AAA/Aaa	Discover Card Execution Note Trust, 0.86%, 11/15/17	1,707,116
690,000	0.35	AAA/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 1/16/18	690,364
1,035,000	0.36	AAA/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 3/15/17	1,035,288
6,400,000	0.73	AAA/NR	Discover Card Execution Note Trust, Floating Rate Note, 3/15/18	6,433,722
1,250,000	3.08	BBB/NR	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	1,253,125
222,810		AA+/NR	DT Auto Owner Trust 2012-2, 1.85%, 4/17/17 (144A)	222,896
238,367		AAA/NR	DT Auto Owner Trust 2013-1, 0.75%, 5/16/16 (144A)	238,438
2,282,033	1.05	B-/Caa3	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)	2,230,397
564,380	1.05	BB+/Ba2	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)	556,751
2,000,000		AAA/NR	Enterprise Fleet Financing LLC, 0.87%, 9/20/19	1,999,990
1,008,230	0.47	AA+/A1	Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34	864,576
28,477		A-/NR	EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	28,287
12,009		AA/NR	Exeter Automobile Receivables Trust 2012-1, 2.02%, 8/15/16 (144A)	12,016
254,912		AA/NR	Exeter Automobile Receivables Trust 2012-2, 1.3%, 6/15/17 (144A)	255,392
1,000,000		BBB/NR	Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	1,021,350
1,400,000		AA/NR	Exeter Automobile Receivables Trust 2014-2, 1.42%, 8/15/18	1,399,836
1,557,478	2.15	NR/NR	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	1,598,690
843,686		AA+/NR	Federal Home Loan Banks, 2.9%, 4/20/17	876,204
374,211		AA+/Aaa	Federal Home Loan Banks, 5.739%, 7/18/14	375,181
671,443	1.23	BB+/B1	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	653,402
72,509		AAA/Aaa	Fifth Third Auto 2013-1, 0.59%, 3/15/16	72,562
71,666	1.23	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	71,559
1,954,762	0.66	NR/Baa1	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	1,920,108
296,923	0.41	BBB+/Ba1	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	288,226
37,187		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	37,350
3,058,151		AAA/NR	First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	3,071,983
187,546		AAA/NR	First Investors Auto Owner Trust 2013-3, 0.89%, 9/15/17 (144A)	187,855
163,606	0.55	AA+/Aa2	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	162,395
1,381,300	0.38	AA/A2	Flagstar Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/18 (144A)	1,353,145
974,075		NR/NR	FNA 2013-1 Trust, 1.98%, 1/10/18	976,998
552,726		NR/Aaa	Ford Credit Auto Lease Trust 2013-A, 0.46%, 5/15/15	552,751
738,918		AAA/Aaa	Ford Credit Auto Owner Trust 2011-A, 1.65%, 5/15/16	741,837
759,750		AAA/NR	Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16	760,239
936,829		AAA/Aaa	Ford Credit Auto Owner Trust 2014-A, 0.48%, 11/15/16	937,074
900,000	0.55	AAA/Aaa	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19	900,363
4,027,000	0.50	AAA/Aaa	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 9/15/16	4,028,687
2,025,108	1.60	NR/Baa1	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	2,047,008
35,620	0.61	AA+/A3	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	35,602
816,547	0.80	A+/A3	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	813,264
872,167	0.44	BBB+/Aa2	GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)	841,791
3,126,223	0.33	A/Aa3	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	2,939,284
900,000		NR/Aaa	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	902,680
2,700,000	0.45	NR/Aaa	GE Capital Credit Card Master Note Trust, Floating Rate Note, 6/15/18	2,700,105
888,000	0.59	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	889,978
350,000	0.72	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/20/17	350,242
1,190,000	0.55	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,193,416
2,000,000	0.64	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	2,005,074
500,000	1.05	NR/Aa2	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	499,015
1,200,000	0.75	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/20/16	1,200,263
716,708		NR/Aaa	GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)	717,927
1,900,000		NR/Aaa	GE Equipment Small Ticket LLC Series 2014-1, 0.59%, 8/24/16	1,902,208
264,882		NR/Aaa	GE Equipment Transportation LLC Series 2013-1, 0.5%, 11/24/15	264,913
1,520,000		NR/Aaa	GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16	1,521,598
1,384,106		A/NR	Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)	1,387,016
1,880,087		NR/NR	GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	1,883,627
1,205,000	0.85	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 2/15/17 (144A)	1,209,784
1,300,000	1.00	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,318,525
2,200,000	0.85	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)	2,208,558
954,767	0.82	A+/NR	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	943,162
420,467	0.59	A+/Baa3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	418,308
114,786	0.87	A+/Baa3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	114,271
333,341	0.81	AA+/A2	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	326,448
847,832	0.40	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	843,935
1,511,275	0.87	AAA/Aaa	GSAMP Trust 2004-HE2, Floating Rate Note, 9/25/34	1,444,926
3,609,334	0.80	BBB/A3	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	3,597,597
571,782	0.90	AA+/Ba1	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	558,844
2,581,575	0.61	AAA/Aaa	GSAMP Trust 2006-SD1, Floating Rate Note, 12/25/35 (144A)	2,561,078
2,505,108	0.45	A/NR	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	2,475,543
1,220,481	1.50	BBB+/Baa3	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	1,170,819
1,223,186	0.45	AA+/A3	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	1,188,821
929,118	0.45	A+/Baa1	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	876,376
81,163		NR/Aaa	Harley-Davidson Motorcycle Trust 2011-2, 1.11%, 9/15/16	81,277
1,681,307		AAA/Aaa	Harley-Davidson Motorcycle Trust 2012-1, 0.68%, 4/15/17	1,683,469
143,998		NR/A2	Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	144,538
1,100,000	0.55	NR/Aaa	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	1,100,539
4,240,000		AAA/NR	HLSS Servicer Advance Receivables Backed Notes Series 2013-T2, 1.1472%, 5/16/44 (144A)	4,240,848
3,360,000		AAA/NR	HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)	3,361,680
3,404,000	0.62	A+/A3	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	3,394,391
2,192,201	0.53	A+/A2	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,118,911
404,580	0.32	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	395,468
2,263,273	0.26	CCC/Ba1	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	2,219,990
102,458	0.42	A/A3	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	102,140
2,021,295	0.57	NR/Baa1	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	1,987,708
1,747,459	0.61	AAA/Aaa	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	1,735,854
852,577		AAA/Aaa	Honda Auto Receivables 2011-2 Owner Trust, 1.55%, 8/18/17	854,522
704,548		AAA/NR	Honda Auto Receivables 2012-2 Owner Trust, 0.7%, 2/16/16	705,617
230,842		AAA/NR	Honda Auto Receivables 2013-1 Owner Trust, 0.35%, 6/22/15	230,840
390,000		AAA/NR	Honda Auto Receivables 2013-1 Owner Trust, 0.48%, 11/21/16	390,337
1,991,288		NR/A2	Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	1,996,266
43,306	0.30	AAA/Aaa	HSBC Home Equity Loan Trust USA 2006-2, Floating Rate Note, 3/20/36	42,921
4,674,000	0.39	AAA/Aa1	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	4,627,321
1,000,000	0.38	AAA/Aa1	HSBC Home Equity Loan Trust USA 2006-4, Floating Rate Note, 3/20/36	991,954
67,129	1.30	AA+/Aaa	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	67,251
1,600,829	1.35	A+/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	1,602,186
496,058	0.34	BBB+/Baa3	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	484,135
568,990		AAA/Aaa	Hyundai Auto Lease Securitization Trust 2012-A, 0.92%, 8/17/15 (144A)	569,453
443,486		AAA/Aaa	Hyundai Auto Receivables Trust 2013-A, 0.4%, 12/15/15	443,576
99,000		AAA/NR	Hyundai Auto Receivables Trust 2014-B, 0.44%, 2/15/17	99,030
771,161	1.15	AA-/NR	Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)	771,547
1,800,000	2.10	NR/A2	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30	1,800,189
977,193	1.65	A+/A3	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	967,431
757,309	0.49	BB/A2	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	738,819
71,152		NR/Aaa	John Deere Owner Trust 2013-B, 0.55%, 1/15/16	71,195
1,351,984	0.37	BB+/Ba1	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	1,318,231
1,014,954	0.30	BB/Baa3	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	995,037
131,986	0.53	AA/Aaa	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	130,723
800,000		NR/Aaa	Kubota Credit Owner Trust 2014-1, 0.58%, 2/15/17	800,026
1,034,524	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	918,569
1,143,277	1.13	AA+/NR	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	1,149,920
537,682	2.40	A+/A3	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	537,362
1,908,081	0.79	AA+/A3	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	1,888,334
148,755	1.13	AA+/A3	Mastr Asset Backed Securities Trust 2004-HE1, Floating Rate Note, 9/25/34	148,590
99,341	0.40	AA+/Aa2	Mastr Asset Backed Securities Trust 2005-FRE1, Floating Rate Note, 10/25/35	99,137
2,519,881	0.38	BB+/Baa2	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	2,501,725
3,680,442	0.34	B-/Ba1	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	3,611,375
1,956,781	0.45	A/NR	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	1,843,835
1,900,000	0.33	AAA/Aaa	Mercedes Benz Auto Lease Trust 2014-A, Floating Rate Note, 6/15/16	1,900,407
1,000,000	0.42	NR/Aaa	Mercedes-Benz Master Owner Trust, Floating Rate Note, 11/15/16 (144A)	1,000,194
2,046,622	0.61	AAA/Aa2	Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)	2,032,681
85,110	0.86	AA-/Ba2	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	84,730
1,564,252	0.78	AA/A3	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	1,547,047
228,688	0.23	CCC/Baa1	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	224,438
1,445,700	0.65	AAA/NR	Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)	1,444,655
2,250,000		AAA/NR	Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)	2,246,445
703,286	0.30	B-/B3	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	667,431
1,209,930		NR/A3	Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16	1,210,358
654,299	0.30	AA+/Aaa	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	652,408
803,247	0.85	AAA/Aaa	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	802,794
1,503,159	1.28	BBB+/Baa3	New Century Home Equity Loan Trust Series 2003-4, Floating Rate Note, 10/25/33	1,456,337
742,333	0.42	NR/Aaa	Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16	743,117
188,101	0.25	NR/Aaa	Nissan Auto Lease Trust, Floating Rate Note, 6/15/15	188,097
29,137		NR/Aaa	Nissan Auto Receivables 2012-A Owner Trust, 0.73%, 5/16/16	29,180
235,992		NR/Aaa	Nissan Auto Receivables 2013-A Owner Trust, 0.37%, 9/15/15	235,993
570,000	0.62	NR/Aaa	Nissan Master Owner Trust Receivables, Floating Rate Note, 5/15/17	571,412
88,969	0.62	A+/Aa3	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-FM1, Floating Rate Note, 5/25/35	88,409
188,476	0.36	A+/A1	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE1, Floating Rate Note, 2/25/36	187,713
464,096	0.93	BB+/Ba3	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	453,001
2,443,000	1.80	AA/A1	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	2,395,393
620,532	1.23	AA/Aa3	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	620,847
1,810,000		NR/NR	Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (144A)	1,810,018
201,842	0.95	AA+/NR	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	197,300
1,592,247	0.41	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	1,564,501
44,869		AA/A2	Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	42,997
1,451,642	1.28	NR/Baa1	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)	1,433,084
1,087,336	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,118,764
374,236		NR/A2	Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)	376,575
401,177	1.09	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	398,629
69,206	1.20	AAA/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34	69,251
555,144	1.08	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34	555,011
522,007	1.17	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF, Floating Rate Note, 12/25/34	522,649
2,975,991	0.52	BBB+/Baa2	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	2,941,071
2,000,000	0.53	NR/NR	Pepper Residential Securities Trust, Floating Rate Note, 4/10/15	2,000,060
2,185,723	0.85	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	2,186,783
325,276	1.65	A/NR	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	325,652
2,340,000	0.70	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	2,341,921
2,000,000	0.75	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	2,003,000
1,214,692		AAA/NR	PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29	1,220,394
1,900,000		AAA/NR	Prestige Auto Receivables Trust 2014-1, 0.97%, 3/15/18 (144A)	1,900,395
1,800,000		NR/NR	Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,806,750
2,487,811	0.81	AA/A1	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	2,421,620
1,373,445	1.10	A+/A2	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	1,354,416
1,138,111	0.80	AA/Aa2	RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)	1,134,814
1,568,100	0.95	BBB+/Baa1	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,526,211
757,258	0.45	AA+/Aa3	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	750,445
2,898,426	0.40	B/Baa2	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	2,813,879
243,411	1.08	AA+/A2	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	239,800
982,496	0.65	AA+/A1	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	969,269
21,791	0.41	AA+/A1	RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35	21,767
20,653	0.35	AA+/A1	RAMP Series 2006-EFC1 Trust, Floating Rate Note, 2/25/36	20,596
2,853,910	0.31	BB+/Baa2	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	2,797,631
56,057	0.63	AA+/Aa3	RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35	55,917
193,454	0.80	AA/A2	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	193,415
251,572	0.59	AA+/A1	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	250,716
286,566	0.37	BBB+/A3	RASC Series 2006-KS1 Trust, Floating Rate Note, 2/25/36	285,328
1,500,000	0.45	NR/NR	Resimac MBS Trust, Floating Rate Note, 3/7/15 (144A)	1,499,949
1,225,371	1.65	NR/Aa2	RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)	1,213,202
547,227	0.91	A+/Ba2	SACO I Trust 2005-8, Floating Rate Note, 11/25/35	545,279
103,354	0.63	AAA/NR	Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	101,456
141,046	1.05	BBB+/Ba3	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	132,504
2,265,000		NR/Aaa	Santander Drive Auto Receivables Trust 2011-2, 3.28%, 6/15/16	2,286,098
19,247		AA+/NR	Santander Drive Auto Receivables Trust 2011-S2, 2.06%, 6/15/17 (144A)	19,248
1,019,620		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-5, 0.83%, 12/15/16	1,020,562
1,550,000	0.47	NR/Aaa	Santander Drive Auto Receivables Trust 2014-2, Floating Rate Note, 8/15/17	1,550,450
1,110,000	0.43	AAA/Aaa	Santander Drive Auto Receivables Trust 2014-3, Floating Rate Note, 8/15/17	1,110,036
516,075		NR/Aaa	Santander Drive Auto Receivables Trust, 0.62%, 7/15/16	516,185
1,209,368	0.70	AA/A3	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	1,177,119
613,716	0.71	AAA/Aa1	SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35	604,016
596,073	2.63	A+/Ba2	SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34	595,651
1,945,000	0.61	A+/A3	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,902,659
1,887,211	0.38	AA+/Aa1	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	1,844,134
1,040,220	0.50	A+/A2	SBI Home Equity Loan Trust 2006-1, Floating Rate Note, 8/25/36 (144A)	1,009,812
594,563		NR/Aaa	SMART Trust/Australia, 1.59%, 10/14/16 (144A)	598,195
2,500,000	0.58	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 1/14/17	2,500,143
203,376	0.48	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 6/14/15	203,391
1,500,000	0.45	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 7/14/16	1,500,689
1,785,000	0.60	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 9/14/16	1,786,253
549,816		AAA/NR	SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)	550,423
640,382		AAA/NR	SNAAC Auto Receivables Trust 2014-1, 1.03%, 9/17/18 (144A)	640,484
1,800,000		AA+/NR	SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)	1,828,798
455,039	0.60	AA/A3	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	454,126
923,497	0.41	BB+/NR	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	894,395
629,793	0.54	AA+/A2	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	612,333
502,235	0.35	BBB+/Baa1	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	496,116
3,640,376	0.45	BBB+/Ba2	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,452,882
2,100,000		A/NR	Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	2,115,389
205,842		NR/NR	Stanwich Mortgage Loan Co. 2012-NPL4 LLC, 2.9814%, 9/15/42 (144A)	206,158
1,093,369		NR/NR	Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)	1,098,026
153,996	0.75	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	153,959
2,600,000	0.87	A/A3	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	2,574,408
1,272,670	0.35	CCC/Ba3	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	1,233,924
2,107,292	0.45	A+/Caa2	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	2,038,133
3,236,825	0.30	B-/Ba2	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	3,147,576
2,467,584	0.37	B-/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	2,392,340
213,265	0.21	BB/A1	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 5/25/47	210,770
4,664	0.26	BBB+/A3	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36	4,661
229,167	0.34	BBB/Baa2	TAL Advantage LLC, Floating Rate Note, 4/20/21 (144A)	226,822
1,370,222		A/NR	TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	1,371,106
739,447	1.09	AA+/A1	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	717,546
595,599	0.60	AA+/A2	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	580,074
1,556,000	2.55	AAA/Aaa	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,572,251
107,250	0.29	BBB+/Baa2	Triton Container Finance LLC, Floating Rate Note, 2/26/19 (144A)	107,008
925,000	1.85	B/B2	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	909,532
434,091		AA+/NR	United Auto Credit Securitization Trust 2012-1, 1.87%, 9/15/15 (144A)	434,366
1,645,000		AA-/NR	United Auto Credit Securitization Trust 2012-1, 2.52%, 3/15/16	1,653,213
4,100,000		BBB/NR	United Auto Credit Securitization Trust 2012-1, 3.12%, 3/15/18 (144A)	4,128,487
668,722		AAA/NR	United Auto Credit Securitization Trust 2013-1, 0.95%, 9/15/15 (144A)	669,113
1,900,000		AA/NR	United Auto Credit Securitization Trust 2013-1, 1.74%, 4/15/16 (144A)	1,907,528
633,321		AAA/NR	Volkswagen Auto Lease Trust 2012-A, 0.87%, 7/20/15	633,969
1,362,702	0.40	AAA/Aaa	Volkswagen Auto Lease Trust 2013-A, Floating Rate Note, 12/21/15	1,363,175
1,500,000	0.36	AAA/Aaa	Volkswagen Auto Lease Trust 2014-A, Floating Rate Note, 10/20/16	1,500,560
400,000	0.83	AAA/Aaa	Volkswagen Credit Auto Master Owner Trust, Floating Rate Note, 9/20/16 (144A)	400,401
981,556		AAA/Aaa	Volvo Financial Equipment LLC Series 2013-1, 0.53%, 11/16/15 (144A)	981,704
1,700,000		AAA/Aaa	Volvo Financial Equipment LLC Series 2014-1, 0.54%, 11/15/16 (144A)	1,700,289
115,028	0.56	AAA/A3	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	114,717
437,922		A/NR	Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)	441,075
1,846,697		NR/NR	Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	1,870,737
182,907		A/NR	Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	183,767
360,477		AAA/NR	Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)	361,464
1,000,000		AAA/NR	Wheels SPV 2 LLC, 0.87%, 3/20/23 (144A)	999,854
38,850	0.43	NR/NR	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	37,762
200,000		AAA/NR	World Financial Network Credit Card Master Trust, 3.96%, 4/15/19	206,108
2,850,000	0.53	AAA/NR	World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/19	2,853,759
45,186		AAA/NR	World Omni Auto Receivables Trust 2013-B, 0.48%, 11/15/16	45,210
			TOTAL ASSET BACKED SECURITIES
			(Cost $486,621,294)	$488,351,735

			COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4%
1,271,731		NR/NR	A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)	$1,277,355
1,250,000	0.95	AA+/Aaa	ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)	1,223,034
1,800,000	0.46	AA+/Aaa	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21	1,771,778
2,500,000	1.23	AAA/NR	ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26	2,491,088
478,790	2.45	AA+/Baa1	Adjustable Rate Mortgage Trust 2004-1, Floating Rate Note, 1/25/35	481,956
1,844,753	0.93	AAA/A1	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	1,809,004
1,376,929	0.43	A+/Baa2	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	1,280,296
706,061	0.78	BB-/NR	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	696,233
96,359		BBB+/Baa1	Alternative Loan Trust 2004-18CB, 5.7%, 9/25/34	97,008
165,470	0.60	BBB+/Baa1	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	166,086
91,117		BBB+/Ba1	Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34	91,202
19,207	0.55	BBB+/Ba1	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	19,146
821,619		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	839,126
1,305,746	0.73	BBB+/Baa2	Alternative Loan Trust 2004-6CB, Floating Rate Note, 5/25/34	1,275,871
2,597,920	0.45	AA/NR	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)	2,505,304
2,275,000	1.30	NR/Aaa	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	2,276,522
3,035,000	2.25	NR/A2	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	3,038,044
1,716,802	0.51	AA+/Baa2	Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34	1,686,301
3,000,000	1.25	A-/Aaa	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	2,999,289
1,887,700	4.86	AAA/Aaa	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 7/10/43	1,925,244
4,549,760	5.12	AAA/Aaa	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45	4,735,377
6,175,000	5.35	AAA/Aaa	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47	6,454,820
109,342	3.02	NR/NR	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	109,023
283,658	2.69	BBB/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	287,215
2,067,808	2.63	BBB/NR	Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34	2,087,744
455,685	2.62	NR/B2	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	454,340
1,698,545		NR/NR	Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)	1,701,245
465,773	2.98	NR/NR	Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)	465,867
2,426,136	2.94	NR/NR	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	2,498,421
880,777	2.45	NR/NR	BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/26/36 (144A)	888,547
60,042	2.61	A+/Baa3	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	60,536
1,321,473	0.99	AA+/Baa1	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	1,298,080
2,279,614	0.85	AA+/Baa1	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,213,957
1,444,591	0.99	A+/Baa3	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,313,162
3,626,427	0.99	AA+/Baa1	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	3,528,582
3,603,667	0.85	AAA/A3	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	3,524,541
531,516	0.89	AA+/Baa1	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	531,541
3,021,289	0.75	A+/Ba1	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,904,148
1,086,539	0.85	A+/A3	Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34	1,058,692
1,354,851	2.50	BBB+/Baa2	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,368,340
420,400	2.76	BBB+/B3	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	421,095
620,078	2.16	A+/Baa3	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	629,715
321,305	1.25	A+/Ba1	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	296,827
1,330,000		NR/A3	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41	1,368,752
3,751,000	4.99	BBB+/A3	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	3,896,029
3,450,114	4.93	NR/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, Floating Rate Note, 2/13/42	3,514,697
531,133	2.61	NR/A3	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	544,102
1,375,000	1.90	AA-/NR	Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/15/26 (144A)	1,377,872
2,130,000		NR/NR	CAM Mortgage Trust 2014-2, 2.6%, 12/15/53 (Step) (144A)	2,130,000
1,721,413	0.49	AAA/Aaa	Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)	1,713,162
1,050,000	1.35	AA-/NR	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/15/31	1,050,377
5,670,000	0.00	AAA/NR	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/15/31 (144A)	5,670,000
3,780,000	2.05	AA-/NR	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	3,795,528
479,754		NR/B2	Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	492,478
128,279	0.48	AA+/Ba1	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	115,250
65,797	0.45	A+/Ba2	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	60,196
375,339	0.70	NR/A3	CHL Mortgage Pass-Through Trust 2003-11, Floating Rate Note, 5/25/33	366,803
750,579	0.65	A-/NR	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	741,281
69,741	0.55	A+/NR	CHL Mortgage Pass-Through Trust 2003-J7, Floating Rate Note, 8/25/18	67,605
3,483,382	0.69	AA+/Baa1	CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35	3,300,407
411,380	0.48	AA+/Aaa	CIFC Funding 2007-I, Ltd., Floating Rate Note, 5/10/21	405,196
19,512		NR/Baa3	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	20,354
1,699,893		NR/Ba2	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	1,752,962
763,584	0.32	AA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	757,995
1,982,362	0.36	A/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,965,672
497,205	0.40	BBB/Aa3	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	492,969
1,105,112	0.45	BB/A2	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,092,935
1,577,889	1.15	AA+/NR	Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)	1,577,578
14,082		AA+/NR	Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	14,235
950,000	4.65	AA-/A3	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	950,048
1,484,294	0.75	AA+/Aaa	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,428,633
389,079	0.59	A+/A2	CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)	333,240
2,579,867	5.12	AAA/Aaa	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	2,667,462
5,670,000	5.17	AAA/Aaa	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	5,911,037
1,948,379	0.28	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	1,941,924
1,858,699	0.32	BBB/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	1,852,424
1,982,133	0.45	BBB-/Baa2	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	1,959,450
161,457	4.81	NR/A2	COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)	161,489
1,583,966	1.67	AAA/NR	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)	1,591,435
3,954,000	1.90	AA/NR	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	3,954,000
6,150,000	1.75	NR/NR	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	6,185,264
2,046,789	2.09	AAA/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)	2,061,039
5,740,000	0.00	A-/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/11/27 (144A)	5,740,000
1,465,000	4.80	AAA/Aaa	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	1,477,891
3,300,000	4.89	AA-/A2	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	3,351,596
5,402,822		AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., 4.686%, 7/15/37	5,528,887
548,287		AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., 4.829%, 11/15/37	550,720
3,450,000		AAA/A1	Credit Suisse First Boston Mortgage Securities Corp., 4.832%, 4/15/37	3,524,358
5,082,938	5.23	AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/40	5,302,526
16,568	1.50	AA+/A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	16,582
2,091,939	5.01	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38	2,108,216
352,836	0.89	AAA/Baa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	345,736
6,339,072	5.10	AAA/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	6,524,065
1,124,468	0.42	A+/A3	Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35	1,095,226
2,555,133	0.32	AAA/A1	Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 10/15/21 (144A)	2,550,219
1,782,461	2.66	NR/NR	Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)	1,787,753
1,734,641	0.28	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 11/15/37	1,719,674
1,906,513	0.29	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 4/19/38	1,885,170
3,420,000	0.00	AA-/NR	CSMC Series 2014-ICE, Floating Rate Note, 12/15/29	3,422,031
2,400,000	0.00	AA-/NR	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)	2,404,522
34,275		NR/Aaa	DBRR 2012- EZ1 Trust, 0.946%, 9/25/45 (144A)	34,283
1,460,000	1.45	AA-/NR	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)	1,458,752
3,530,000	0.00	AA-/Aa3	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/19 (144A)	3,530,328
900,000	0.85	AAA/Aaa	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	899,500
800,000	1.25	AA-/NR	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	799,475
891,653	0.50	AA+/Aaa	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	883,321
243,965	2.20	AA+/Aaa	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35	248,709
1,183,915	0.41	AA+/Aaa	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,176,368
1,885		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/22	1,886
870,405		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28	890,297
97,551		AA+/NR	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 1/15/24	99,181
74,169		AA+/NR	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 11/15/23	75,952
130,773		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22	131,611
19,337		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 12/15/32	19,389
283,777		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	286,516
615,443	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	619,212
430,211	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	430,903
4,755,242	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	4,748,647
166,210	0.30	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	166,250
109,515	1.10	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	112,444
1,514,788	0.73	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	1,524,200
816,864	0.77	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	824,178
149,435	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/18	149,536
156,272	0.75	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	158,411
347,277	1.15	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	357,508
209,953	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	209,766
1,116,613	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	1,116,536
570,412	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	570,421
196,721	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	196,431
696,888	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	700,133
187,628	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	188,890
532,189	0.60	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	536,995
288,391	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	290,162
12,506	0.60	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	12,523
36,807	0.65	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	37,034
860,394	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	863,059
1,064,876	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	1,067,987
1,580,509	0.43	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36	1,577,444
1,020,711	0.85	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	1,034,180
744,148	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	743,008
418,679	0.38	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	419,263
547,553	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	549,762
300,205	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	301,668
1,038,055	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	1,036,805
755,872	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	760,638
501,854	0.70	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	506,557
857,916	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	855,731
468,460	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	468,360
1,631,324	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37	1,626,751
728,076	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	729,083
1,682,666	1.20	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	1,723,795
855,007	1.15	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	878,756
205,323	0.85	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	209,031
1,216,694	1.15	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	1,251,607
1,310,206	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	1,313,513
327,160	0.60	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	327,652
3,514,921	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	3,521,410
429,913	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/35	429,446
800,852	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	802,525
150,021	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	150,698
266,392	1.65	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	277,018
937,564	0.49	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	936,465
878,740	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	879,626
636,743	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	638,883
416,120	0.49	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	415,976
321,033	1.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	326,839
124,603	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	124,584
147,130	0.60	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	147,960
631,625	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	633,933
690,520	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	692,230
2,378,734	0.46	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	2,377,549
1,132,489	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38	1,135,647
342,855	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	343,508
737,864	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	740,903
712,436	0.39	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	709,566
1,355,752	0.65	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,362,495
60,298	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	60,455
1,170,880	0.35	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,169,646
634,446	0.50	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	634,664
545,536	0.35	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	547,909
1,032,966	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	1,032,681
486,906	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	486,101
1,099,568	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	1,096,308
910,601	0.45	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	912,211
228,611	0.75	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	231,508
454,338	0.57	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	456,447
355,848	0.55	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	356,643
888,093	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	888,812
5,726,575	0.85	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	5,776,465
264,912		AA+/Aaa	Federal National Mortgage Association REMICS, 4.0%, 6/25/37	266,969
74,476		AA+/Aaa	Federal National Mortgage Association REMICS, 4.5%, 1/25/39	77,019
58,154		AA+/Aaa	Federal National Mortgage Association REMICS, 6.0%, 3/25/35	59,235
279,921	0.80	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	284,252
449,446	0.85	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	457,183
516,221	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	520,440
492,619	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	497,781
728,951	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	728,268
35,168	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	35,233
3,023,140	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	3,031,992
152,848	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	153,901
735,977	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	742,550
772,913	1.37	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	796,231
2,382,000	0.35	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	2,376,481
2,188,638	1.15	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	2,249,136
502,694	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	509,680
442,371	0.75	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	448,519
882,364	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	888,168
835,204	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	837,822
386,962	0.47	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	386,891
120,951	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	122,489
390,951	1.15	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	399,813
103,284	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	104,715
1,295,182	1.05	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	1,327,254
456,767	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	462,342
345,425	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	348,604
435,699	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/35	435,873
326,995	0.39	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	326,901
821,861	0.77	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	831,059
283,872	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	284,307
316,101	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/49	317,816
17,886	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/17	17,950
421,378	0.90	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	428,767
951,712	0.50	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	956,982
865,869	0.46	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	865,021
1,105,673	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	1,101,887
609,844	0.35	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	606,539
345,597	0.85	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	349,752
692,904	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	695,496
191,539	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	192,772
616,544	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	622,581
345,378	0.46	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	346,455
1,356,961	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	1,360,892
123,230	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	123,430
272,670	1.15	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	278,583
941,109	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	939,747
559,561	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	557,525
114,061	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	114,253
172,579	0.80	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/30	175,418
2,181,774	1.05	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	2,233,116
1,129,751	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	1,139,139
724,913	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37	723,105
490,034	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	490,691
445,426	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	448,863
941,216	0.50	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	941,717
1,673,367	0.46	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,667,537
1,359,553	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	1,360,321
316,101	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	319,077
1,624,597	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,632,717
1,307,932	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,315,521
229,826	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	230,482
983,495	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	987,272
1,084,069	0.39	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	1,079,443
88,309	0.38	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	88,077
400,633	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	399,293
118,889	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	119,297
42,307	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	42,751
486,516	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	493,277
340,754	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	345,679
224,740	1.15	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	231,200
546,785	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	550,439
158,091	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	159,412
2,166,401	0.45	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	2,160,699
3,087,475	0.40	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	3,096,074
313,140	0.44	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	313,342
322,179	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	323,931
231,405	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	233,875
99,796	0.75	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	101,113
21,794	0.55	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	21,868
292,901	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	294,664
42,059	0.95	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	42,416
83,891	1.05	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	85,360
423,071	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	427,076
275,634	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	276,055
2,485,267	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	2,500,666
1,011,063	0.72	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	1,020,609
957,976	0.65	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	963,334
423,071	0.60	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	425,051
462,737	0.72	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	465,912
268,613	0.70	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	270,516
7,677	0.90	AA+/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/38	7,685
138,953		AA+/Aaa	Federal National Mortgage Association, 2.661%, 4/25/45	147,686
8,118,955	0.45	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 12/25/33	8,124,574
16,255,493	0.60	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 2/25/38	16,367,396
955,221	2.59	BBB+/NR	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	963,434
2,500,000	0.00	NR/NR	Firstmac Mortgage Funding Trust Series 1A-2014, Floating Rate Note, 6/26/15	2,500,240
1,714,253	0.47	AAA/Aaa	Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)	1,699,092
445,855	0.47	AAA/Aaa	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	444,861
871,321	1.63	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	871,700
810,059	1.63	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	818,289
553,000	2.08	BBB+/Baa2	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	523,721
819,779	0.50	AA+/Aaa	Freddie Mac Strips, Floating Rate Note, 12/15/36	819,601
608,173	0.40	AA+/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	607,101
2,629,154	0.45	AA+/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	2,629,153
1,511,192	1.15	NR/A1	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	1,516,656
846,353	0.47	AAA/Aaa	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	841,630
1,118,504	0.58	A+/Aa2	GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)	1,079,543
1,408,656	0.37	AA-/Aa1	GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)	1,352,659
2,762,250	0.40	A+/Aa3	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	2,641,879
2,322,079	0.32	A+/Aa3	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	2,183,189
4,205,000	4.77	AAA/NR	GE Capital Commercial Mortgage Corp., Floating Rate Note, 6/10/48	4,271,283
817,205		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	789,130
3,140,817	0.42	BB/Ba2	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	3,015,825
5,074,899	5.23	AAA/NR	GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45	5,349,065
1,329,668	5.30	AAA/Aa3	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	1,331,761
3,547,000		AAA/NR	GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43	3,623,083
57,513		AA+/Aaa	Government National Mortgage Association, 4.5%, 11/20/34	58,289
1,124,824	0.35	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 1/16/33	1,128,007
1,338,481	0.40	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 1/16/35	1,330,148
158,073	0.40	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 1/20/33	158,081
436,553	0.83	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/39	443,084
797,314	0.55	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 10/20/38	798,584
1,309,295	0.40	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 2/20/35	1,302,796
615,938	0.45	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/29	617,114
261,856	0.70	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/32	263,974
831,062	0.55	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 5/16/38	832,300
265,058	0.65	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 6/16/31	266,431
1,705,063	0.40	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 7/20/41	1,700,827
576,453	1.15	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 8/16/39	588,229
558,822	0.55	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/35	559,435
516,123	0.65	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/38	518,842
770,196	0.40	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 9/16/31	773,004
3,350,000	1.45	AA/NR	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27	3,353,608
1,837,857	1.78	AAA/Aaa	Gracechurch Mortgage Financing Plc, Floating Rate Note, 11/20/56 (144A)	1,850,479
2,300,000	1.00	NR/Aaa	GS Mortgage Securities Corp II REMICS, Floating Rate Note, 11/8/29 (144A)	2,311,528
1,505,637	0.93	AA+/Baa1	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	1,503,499
305,228	0.89	AAA/Aa2	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	305,250
100,760	2.30	A+/NR	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	102,940
715,022	2.37	AA+/Ba1	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	719,602
262,709	1.28	AA+/Baa3	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	255,036
500,000	1.98	BBB-/Baa2	Harch CLO III, Ltd., Floating Rate Note, 4/17/20 (144A)	481,156
1,000,000	0.70	NR/Aaa	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	1,002,150
500,000	1.20	NR/Aa2	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	501,422
2,475,000	1.65	AA-/Aa3	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	2,481,225
3,750,000		AAA/NR	HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45	3,753,000
1,665,454	1.78	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,674,223
1,207,864	1.88	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,217,889
3,700,463	0.79	A+/A3	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	3,571,861
1,166,793	0.50	AA+/Aa3	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	1,157,392
2,019,343	0.60	AAA/Aa2	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	2,008,130
374,684	1.05	NR/NR	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	375,982
2,244,319	0.79	BB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	2,138,850
1,956,114	0.77	A-/Ba1	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,879,198
1,736,989	0.87	BBB-/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	1,691,612
703,842	0.99	NR/NR	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	694,772
545,103	0.95	B-/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	522,229
1,619,608	0.89	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	1,558,753
497,390	0.97	NR/NR	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	494,996
301,561	2.78	NR/NR	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	282,480
1,141,520	0.91	B/Ba3	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	1,042,059
882,085	0.95	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	861,036
2,225,092	0.50	AAA/Aaa	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	2,205,424
1,498,006	0.50	AAA/Aaa	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	1,468,105
1,011,115	0.35	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	940,038
1,371,997	0.45	AAA/Aaa	Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)	1,368,518
149,305	6.45	NR/B2	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	156,764
3,500,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 1/15/42	3,540,562
2,350,000	2.02	AA/Aa2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	2,352,938
545,640	4.84	AAA/A1	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	547,174
5,282,044	5.34	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11, Floating Rate Note, 8/12/37	5,385,424
2,543,007	5.04	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 REMICS, Floating Rate Note, 3/15/46	2,562,341
1,441,034	4.94	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3 REMICS, Floating Rate Note, 8/15/42	1,488,057
3,950,000	5.04	NR/Ba2	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42	4,054,240
8,082		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43	8,071
1,899,661	0.43	A+/Baa1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,880,368
167,333	0.51	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	157,795
84,523	0.31	AA/Aa3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	84,247
125,723	5.89	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49	126,934
13,771	5.98	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Floating Rate Note, 6/15/49	13,763
1,466,000	3.00	AA-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)	1,487,637
1,200,000	1.95	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	1,205,215
4,975,000	0.93	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ, Floating Rate Note, 4/15/30 (144A)	4,977,259
3,510,000	1.65	AA-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	3,525,311
2,910,000	2.15	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28	2,927,076
1,500,000	1.90	AA-/Aa3	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/15/30 (144A)	1,503,338
3,500,000	1.85	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,499,998
1,551,814	2.03	A+/Baa1	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	1,565,159
904,855	2.28	AA+/Baa2	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	909,535
243,266	2.20	BBB+/Baa3	JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35	243,950
650,000	1.67	AA+/Aaa	KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)	637,278
1,718,982	1.63	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,739,149
1,250,000	0.73	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,244,140
121,907		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	125,973
504,266	5.02	AAA/NR	LB-UBS Commercial Mortgage Trust 2004-C6, Floating Rate Note, 8/15/29	504,599
4,785,000	5.20	NR/Baa2	LB-UBS Commercial Mortgage Trust 2005-C2 REMICS, Floating Rate Note, 4/15/30	4,923,066
3,878,498		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	3,966,109
3,611,979	5.20	AAA/NR	LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30 (144A)	3,717,987
207,824	6.32	AAA/Aaa	LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41	216,019
1,500,000		NR/Aaa	LEAF Receivables Funding 9 LLC, 0.88%, 11/15/15 (144A)	1,500,300
1,228,921	1.10	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,220,424
2,001,254	1.20	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	1,935,687
1,335,425	0.37	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,233,174
3,307,450	0.38	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	2,985,208
1,901,300	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	1,779,326
832,679	2.13	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	832,457
2,228,446	0.50	BBB-/NR	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,172,139
273,493	0.55	AA+/NR	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	262,990
38,663	0.27	AAA/Aaa	Medallion Trust Series 2007-1G, Floating Rate Note, 2/27/39	38,635
1,571,370	0.63	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	1,553,696
751,233	0.59	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	714,054
518,924	2.40	BBB/B1	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	526,237
1,953,861	1.15	BBB+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	1,951,026
2,137,687	0.81	BB/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	2,056,712
1,796,485	1.03	BB/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,812,533
2,288,926	0.77	BBB/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	2,271,276
245,501	1.89	A+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	246,328
1,495,186	0.79	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,491,393
441,218	0.61	A+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29	425,614
459,711	0.86	AA+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	451,405
2,232,086	0.71	AA/Ba1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	2,087,134
172,473	1.33	AA/Ba3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	165,354
790,783	2.12	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	797,419
2,597,869	0.71	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	2,505,990
1,137,258	0.93	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,112,654
3,029,600	0.61	AA+/Ba3	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	3,002,031
616,402	4.86	NR/Aaa	Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39	617,499
1,519,492	4.95	NR/Aa2	Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39	1,529,861
2,170,000	5.05	NR/Aaa	Merrill Lynch Mortgage Trust 2005-CIP1, Floating Rate Note, 7/12/38	2,244,737
3,042,410	5.46	AAA/Aaa	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	3,168,947
842,191		AAA/NR	Morgan Stanley Capital I Trust 2004-HQ4 REMICS, 4.97%, 4/14/40	841,891
3,830,000	5.30	BBB+/NR	Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40	3,846,592
2,900,000	5.07	BBB-/NR	Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42	2,998,296
6,250,000		AAA/NR	Morgan Stanley Capital I Trust 2005-HQ6, 4.989%, 8/13/42	6,419,394
2,470,910	5.23	AAA/Aaa	Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42	2,555,128
1,471,101		AAA/NR	Morgan Stanley Capital I Trust 2005-TOP17, 4.78%, 12/13/41	1,485,230
6,593,000		AAA/NR	Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47	6,796,730
855,947	0.25	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	854,965
3,025,000	0.28	A+/Aa1	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	3,012,722
3,774,319	0.42	AA+/A3	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	3,742,140
2,517,637	0.43	A+/Baa2	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	2,486,594
857,028	0.42	A+/A2	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	843,225
529,602	0.48	A/NR	Morgan Stanley Re-REMIC Trust 2010-R4, Floating Rate Note, 7/26/36 (144A)	528,552
2,235,990	0.93	AA+/Baa1	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,179,046
1,823,445	0.41	A+/Baa2	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,748,507
910,048		AAA/NR	Motel 6 Trust, 1.5%, 10/5/25 (144A)	916,244
960,496	0.71	NR/Aaa	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20	966,477
1,374,557	0.68	NR/Aaa	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21 (c)	1,382,029
1,024,954	0.60	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20	1,030,466
2,785,556	0.52	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17	2,791,598
294,752	0.71	NR/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20	296,669
1,117,532	0.55	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20	1,120,918
1,718,844	0.53	AA+/NR	NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20	1,722,104
1,650,000		AAA/NR	New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1, 1.2736%, 3/13/45	1,651,815
1,210,305	0.47	AAA/Aaa	NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)	1,194,890
2,075,000		NR/Aaa	Nissan Auto Receivables 2013-C Owner Trust, 0.4%, 6/15/16	2,075,228
171,549	2.35	AAA/Aaa	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	173,054
84,633		BBB/B2	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, 4.786%, 3/25/35	87,376
3,352,735	0.34	NR/NR	Nomura Resecuritization Trust 2011-3R, Floating Rate Note, 7/26/37 (144A)	3,254,164
2,068,150	1.35	AAA/Aaa	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	2,069,941
1,000,000	4.39	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	1,014,663
2,781,703	2.00	NR/Aaa	NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)	2,782,746
119,419	0.45	AAA/Aa2	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35	119,386
303,865	0.40	BB+/Ba3	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35	300,567
2,140,924		NR/NR	ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)	2,141,066
970,047		NR/NR	ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	970,097
1,500,000	0.45	NR/NR	Pepper Residential Securities Trust, Floating Rate Note, 10/18/14 (144A)	1,500,195
1,000,000	0.50	NR/NR	Pepper Residential Securities Trust, Floating Rate Note, 7/24/14 (144A)	989,387
887,000	1.83	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	897,098
4,750,000		NR/NR	Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)	4,750,000
3,000,000	2.30	NR/NR	RAIT 2014-FL2 Trust, Floating Rate Note, 5/13/31	2,962,500
122,592	0.70	NR/Baa3	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	117,105
2,349,021	0.65	BB-/Ba1	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	2,240,421
1,005,811	0.60	BB/NR	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	934,364
1,224,954	0.60	AA+/NR	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	1,186,759
1,683,632	0.60	NR/Ba2	RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18	1,630,006
2,129,326		BBB-/Baa3	RALI Series 2004-QR1 Trust, 5.25%, 10/25/34	2,152,582
45,202		BBB+/Baa2	RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	45,361
57,168	0.70	BBB+/Baa2	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	57,101
291,095		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	296,175
725,708		BB+/Ba3	RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	746,994
590,104	0.75	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	580,352
5,764,900		NR/Aaa	RBS Greenwich Capital Mortgage Loan Trust, 3.686%, 4/15/24 (144A)	5,841,631
2,902,201	0.65	NR/NR	RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/26/37 (144A)	2,788,086
1,073,768	0.48	AAA/Aaa	Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)	1,065,297
2,265,996	1.55	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	1,968,785
3,000,000	0.00	AAA/NR	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	3,000,789
699,988	0.60	BBB+/NR	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	646,716
397,581	0.55	BBB+/NR	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	366,626
3,000,000	2.30	NR/NR	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	3,026,925
1,759,554		NR/NR	Rialto Capital Management LLC, 2.85%, 5/15/24	1,759,700
1,029,533		NR/Baa3	RREF 2013 LT2 LLC, 2.8331%, 5/22/28 (144A)	1,030,198
3,530,000		NR/NR	Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	3,530,176
140,698	0.91	AA+/Baa1	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	132,663
546,274	1.00	AA+/Ba1	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	536,511
246,767	0.77	AA+/Baa3	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	241,701
302,132	0.79	A+/Baa1	Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34	290,975
442,437	0.47	A+/Baa3	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	421,947
4,851,812	0.42	A/Baa3	Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35	4,509,556
152,773	0.62	AA/Baa3	Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35	141,933
305,739	1.75	AA+/Ba1	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	309,011
3,681,133	0.38	AA+/Baa3	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	3,536,932
442,783	0.37	BBB+/Ba1	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	410,690
191,249	0.87	AA+/A2	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	191,753
53,273	0.28	AAA/Aaa	Series 2007-1G WST Trust, Floating Rate Note, 5/21/38 (144A)	53,180
27,958		NR/Baa3	SMA Issuer I LLC, 3.5%, 8/20/25 (144A)	27,966
108,183	0.35	AAA/Aaa	SMHL Global Fund 2007-1, Floating Rate Note, 6/12/40	106,982
601,939	1.57	AAA/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	601,612
544,000	1.02	AA+/Aaa	Stanfield Bristol CLO, Ltd., Floating Rate Note, 10/15/19 (144A)	538,004
2,441,880	1.45	AAA/NR	Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)	2,442,864
584,028	2.86	BB/Ba2	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	591,200
412,149	4.59	BBB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	407,420
3,578,795	1.01	NR/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	3,301,954
622,644	2.38	A+/Baa1	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	631,511
66,879	0.55	AAA/A1	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	67,156
2,880,867	0.52	AA+/Baa2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	2,737,218
1,802,725	0.49	A+/Baa2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 8/25/35	1,724,157
1,007,631	0.86	AA+/Baa2	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	991,380
1,187,289	0.82	AA+/Baa1	Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34	1,129,665
1,982,595	1.06	AA+/Ba1	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	1,949,734
239,956	2.69	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	240,173
483,971	1.09	AA/NR	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	477,148
384,950	2.49	AA+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	389,397
1,060,340	2.45	A+/Ba2	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,057,097
178,671	0.65	A+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	176,302
525,025	0.45	B-/B2	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	477,261
893,401	1.95	BBB+/Baa3	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	886,834
1,871,314	1.63	AA+/Baa3	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	1,852,726
1,537,000	4.15	BBB/Baa2	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,549,481
6,000,000		NR/NR	Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 4/27/54 (Step) (144A)	5,991,399
1,778,971		NR/NR	VOLT XVI LLC, 4.25%, 8/25/58 (Step) (144A)	1,793,203
950,158		NR/NR	VOLT XX LLC, 3.625%, 2/1/39 (Step) (144A)	956,096
1,947,143		NR/NR	VOLT XXIV LLC, 3.25%, 11/25/53 (Step)	1,951,859
1,424,284	4.85	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Floating Rate Note, 10/15/41	1,436,382
6,317,846	5.08	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Floating Rate Note, 3/15/42	6,419,449
44,344		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.79%, 4/15/42	44,302
4,722,637		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42	4,814,502
1,667,406	5.12	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 REMICS, Floating Rate Note, 7/15/42	1,722,884
1,664,180	5.41	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/15/44	1,737,279
777,279	0.23	A+/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8, Floating Rate Note, 6/15/20 (144A)	772,338
377,143	2.50	BBB/Baa2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/33	383,148
527,069	2.40	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	529,417
500,492	2.45	A+/Ba2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 2/25/33	497,311
2,220,000	1.18	AAA/NR	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/15/27 (144A)	2,224,882
48,290	4.98	NR/Ba2	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	48,954
917,563	4.86	BBB+/Ba3	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34	909,902
1,865,016	0.45	AAA/Aaa	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	1,842,567
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $726,753,573)	$728,813,570

			CORPORATE BONDS - 24.1%
			Energy - 1.1%
			Integrated Oil & Gas - 0.3%
1,980,000	0.27	AAA/Aaa	Exxon Mobil Corp., Floating Rate Note, 3/15/17	$1,979,982
1,500,000	0.43	AA/Aa1	Shell International Finance BV, Floating Rate Note, 11/15/16	1,501,424
3,355,000	0.61	AA-/Aa1	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	3,370,477
				$6,851,883
			Oil & Gas Exploration & Production - 0.4%
1,330,000		BBB+/Baa1	Canadian Natural Resources, Ltd., 1.45%, 11/14/14	$1,335,547
2,399,000	0.61	BBB+/Baa1	Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16	2,404,199
4,800,000	0.68	BBB+/Baa1	Devon Energy Corp., Floating Rate Note, 12/15/15	4,818,787
709,000		BBB/Baa1	Marathon Oil Corp., 0.9%, 11/1/15	711,490
				$9,270,023
			Oil & Gas Storage & Transportation - 0.4%
1,650,000	0.88	A-/Baa1	Enbridge, Inc., Floating Rate Note, 10/1/16	$1,659,186
2,830,000		BBB-/Baa3	Energy Transfer Partners LP, 5.95%, 2/1/15	2,906,472
2,050,000		BBB+/Baa1	Enterprise Products Operating LLC, 3.7%, 6/1/15	2,109,149
1,710,000		A-/A3	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	1,716,173
1,204,000	0.91	A-/A3	TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16	1,213,776
				$9,604,756
			Total Energy	$25,726,662
			Materials - 0.2%
			Diversified Metals & Mining - 0.1%
1,795,000	0.48	A+/A1	BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16	$1,796,669
1,130,000	1.07	A-/A3	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	1,139,741
				$2,936,410
			Steel - 0.1%
1,800,000	1.39	BBB/Baa2	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	$1,810,890
			Total Materials	$4,747,300
			Capital Goods - 0.5%
			Aerospace & Defense - 0.1%
1,965,000	0.73	A/A2	United Technologies Corp., Floating Rate Note, 6/1/15	$1,973,432
			Construction & Farm Machinery & Heavy Trucks - 0.4%
1,500,000	0.47	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	$1,502,836
2,000,000	0.57	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/9/15	2,004,672
1,500,000	0.52	A/A2	John Deere Capital Corp., Floating Rate Note, 10/11/16	1,505,094
1,800,000	0.35	A/A2	John Deere Capital Corp., Floating Rate Note, 12/10/15	1,800,536
2,883,000	0.33	A/A2	John Deere Capital Corp., Floating Rate Note, 2/25/16	2,882,034
				$9,695,172
			Total Capital Goods	$11,668,604
			Transportation - 0.3%
			Railroads - 0.1%
1,675,000	0.42	A/A3	Canadian National Railway Co., Floating Rate Note, 11/6/15	$1,675,457
			Trucking - 0.2%
2,400,000		BBB-/Baa3	Penske Truck Leasing Co. LP, 2.5%, 7/11/14 (144A)	$2,401,066
2,000,000		BBB/Baa1	Ryder System, Inc., 3.15%, 3/2/15	2,035,690
				$4,436,756
			Total Transportation	$6,112,213
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
2,000,000		A-/A3	Daimler Finance North America LLC, 1.3%, 7/31/15 (144A)	$2,016,216
1,500,000	0.58	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	1,501,587
1,500,000	0.91	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)	1,513,680
2,000,000	0.78	BBB+/A3	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	2,005,828
1,500,000	0.94	BBB+/A3	Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)	1,509,945
1,900,000	0.45	A-/A3	Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16	1,901,036
1,750,000	0.67	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)	1,756,618
1,000,000	0.83	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 11/20/14 (144A)	1,002,105
				$13,207,015
			Total Automobiles & Components	$13,207,015
			Media - 0.1%
			Broadcasting - 0.1%
2,694,000	0.76	A-/A3	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$2,708,504
			Total Media	$2,708,504
			Food, Beverage & Tobacco - 0.9%
			Brewers - 0.4%
1,691,000		A/A2	Anheuser-Busch Companies LLC, 5.0%, 1/15/15	$1,733,285
1,900,000	0.42	A/A2	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	1,902,432
2,300,000		A/A2	Anheuser-Busch InBev Worldwide, Inc., 1.5%, 7/14/14	2,301,049
2,120,000		A/A2	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	2,162,449
2,472,000	0.59	A/A2	Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 7/14/14	2,472,321
				$10,571,536
			Soft Drinks - 0.1%
551,000		BBB/A3	Coca-Cola Enterprises, Inc., 2.125%, 9/15/15	$561,090
860,000	0.44	A-/A1	PepsiCo, Inc., Floating Rate Note, 2/26/16	860,880
850,000	0.21	AA/Aa3	The Coca-Cola Co., Floating Rate Note, 3/5/15	849,839
				$2,271,809
			Packaged Foods & Meats - 0.3%
3,225,000	0.53	BBB+/A2	Campbell Soup Co., Floating Rate Note, 8/1/14	$3,225,851
1,895,000	0.43	BBB+/A3	General Mills, Inc., Floating Rate Note, 1/28/16	1,896,194
1,765,000	0.53	BBB+/A3	General Mills, Inc., Floating Rate Note, 1/29/16	1,769,515
				$6,891,560
			Tobacco - 0.1%
1,500,000	0.28	A/A2	Philip Morris International, Inc., Floating Rate Note, 2/26/15	$1,500,142
			Total Food, Beverage & Tobacco	$21,235,047
			Health Care Equipment & Services - 0.6%
			Health Care Equipment - 0.2%
895,000	0.40	A-/A3	Baxter International, Inc., Floating Rate Note, 12/11/14	$895,532
3,875,000		A/Baa1	Covidien International Finance SA, 1.35%, 5/29/15	3,906,453
				$4,801,985
			Health Care Distributors - 0.0% †
625,000	0.63	BBB+/Baa2	McKesson Corp., Floating Rate Note, 9/10/15	$626,189
			Health Care Services - 0.4%
2,763,000		BBB+/Baa3	Express Scripts Holding Co., 2.1%, 2/12/15	$2,790,884
5,005,000		BBB+/Baa3	Express Scripts Holding Co., 2.75%, 11/21/14	5,051,992
				$7,842,876
			Total Health Care Equipment & Services	$13,271,050
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Pharmaceuticals - 0.1%
2,100,000	0.37	AA/A1	Pfizer, Inc., Floating Rate Note, 5/15/17	$2,099,966
			Total Pharmaceuticals, Biotechnology & Life Sciences	$2,099,966
			Banks - 6.5%
			Diversified Banks - 3.1%
1,725,000	1.03	A/A2	ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)	$1,739,973
1,000,000	0.48	A+/Aa2	Bank of Nova Scotia Houston, Floating Rate Note, 10/23/15	1,001,045
100,000		A+/Aa2	Bank of Nova Scotia, 1.85%, 1/12/15	100,858
4,275,000	1.27	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 1/12/15	4,296,666
1,800,000	0.65	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 12/13/16	1,806,575
2,000,000	0.63	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 3/15/16	2,006,616
1,500,000	0.75	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 7/15/16	1,508,211
821,000	0.81	A/A2	Barclays Bank Plc, Floating Rate Note, 2/17/17	823,564
1,575,000	1.03	AA-/Aa2	Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)	1,588,452
1,575,000	0.71	AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16	1,583,905
1,000,000		NR/A2	HSBC Bank Middle East, Ltd., 3.0%, 10/21/15	1,022,500
1,000,000	0.66	A+/A1	Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)	1,000,826
1,950,000	0.60	AA-/Aa2	National Australia Bank, Ltd., Floating Rate Note, 3/17/17	1,950,507
3,125,000	1.18	AA-/Aa2	National Australia Bank, Ltd., Floating Rate Note, 7/25/14 (144A)	3,127,072
800,000		AA-/Aa3	Nordea Bank AB, 2.25%, 3/20/15 (144A)	811,017
890,000	0.59	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 4/4/17	891,215
2,500,000	0.68	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,512,640
2,225,000	0.41	AA-/Aa3	Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16	2,224,121
2,532,000		AA-/Aa3	Royal Bank of Canada, 1.15%, 3/13/15	2,547,324
1,875,000	0.56	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 1/23/17	1,880,242
2,200,000	0.46	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 1/6/15	2,202,603
2,700,000	0.92	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 10/30/14	2,706,121
1,800,000	0.45	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 12/16/15	1,803,411
2,200,000	0.47	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 6/16/17	2,199,982
2,000,000	0.69	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 9/9/16	2,010,956
1,500,000	0.90	A+/Aa3	Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16	1,510,689
1,500,000	1.01	A+/A1	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)	1,510,533
2,275,000	0.68	AA-/Aa3	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	2,286,509
1,000,000	0.70	AA-/Aa3	Svenska Handelsbanken AB, Floating Rate Note, 9/23/16	1,005,773
700,000	0.52	NR/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 1/16/15	701,113
1,000,000	0.64	A+/Aa3	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	999,745
2,000,000	0.65	BBB+/A3	The Huntington National Bank, Floating Rate Note, 4/24/17	2,001,392
1,100,000		AA-/Aa1	The Toronto-Dominion Bank, 1.375%, 7/14/14	1,100,440
1,725,000	0.42	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 11/6/15	1,727,313
3,350,000	0.40	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 5/1/15	3,354,576
2,000,000	0.46	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	1,998,870
1,200,000	0.53	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 7/14/14	1,200,100
1,000,000	0.69	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 9/9/16	1,005,477
2,620,000		A+/A1	US Bancorp, 2.45%, 7/27/15	2,678,748
2,000,000		AA-/Aa2	Westpac Banking Corp., 4.2%, 2/27/15	2,051,044
2,000,000	0.56	AA-/Aa2	Westpac Banking Corp., Floating Rate Note, 5/19/17	1,999,988
500,000	1.03	NR/Aaa	Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)	503,316
				$72,982,028
			Regional Banks - 3.2%
2,950,000	0.67	A-/A2	American Express Centurion Bank, Floating Rate Note, 11/13/15	$2,963,060
500,000	0.53	A-/A2	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	496,259
1,814,000	0.55	A-/A2	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	1,806,769
1,900,000	0.68	BBB+/A3	Capital One NA, Floating Rate Note, 3/22/16	1,904,416
1,727,000	0.65	BBB/Baa2	Fifth Third Bancorp, Floating Rate Note, 12/20/16	1,714,797
3,500,000		BBB+/Baa1	Fifth Third Bank Cincinnati Ohio, 4.75%, 2/1/15	3,584,861
1,800,000	0.74	A-/A3	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16	1,807,398
3,330,000	0.64	A-/A3	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	3,337,273
5,264,000		A+/A2	HSBC USA, Inc., 2.375%, 2/13/15	5,329,500
2,190,000		BBB+/Baa1	KeyBank NA Cleveland Ohio, 5.8%, 7/1/14	2,190,000
1,800,000	0.72	A-/A3	KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16	1,808,575
1,370,000		BBB+/Baa1	KeyCorp, 3.75%, 8/13/15	1,417,217
1,900,000	0.60	A/A2	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	1,901,714
3,500,000	0.99	A+/A2	MUFG Union Bank NA, Floating Rate Note, 9/26/16	3,535,028
2,850,000	0.58	A-/A3	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,843,428
2,750,000		A-/A3	National City Corp., 4.9%, 1/15/15	2,816,957
2,250,000	0.54	A/A2	PNC Bank NA, Floating Rate Note, 1/28/16	2,252,916
3,268,000	0.55	A/A2	PNC Bank NA, Floating Rate Note, 4/29/16	3,269,291
2,500,000	0.66	BBB+/A3	SunTrust Bank, Floating Rate Note, 2/15/17	2,499,360
1,390,000	0.53	BBB/Baa1	SunTrust Bank, Floating Rate Note, 4/1/15	1,389,690
1,500,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,500,000
2,025,000	0.45	AA-/Aa3	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/30/17	2,025,996
4,355,000	0.51	A+/A1	US Bank NA Cincinnati Ohio, Floating Rate Note, 10/14/14	4,358,388
2,000,000	0.35	AA-/Aa3	US Bank NA Cincinnati Ohio, Floating Rate Note, 4/22/16	2,000,228
1,983,000	0.56	A/A3	Wachovia Corp., Floating Rate Note, 10/28/15	1,986,712
224,000		A+/A2	Wells Fargo & Co., 3.75%, 10/1/14	225,929
1,000,000		A/A3	Wells Fargo & Co., 5.0%, 11/15/14	1,017,263
2,503,000	0.43	A+/A2	Wells Fargo & Co., Floating Rate Note, 10/28/15	2,503,120
5,230,000	1.16	A+/A2	Wells Fargo & Co., Floating Rate Note, 6/26/15	5,275,872
3,105,000	0.76	A+/A2	Wells Fargo & Co., Floating Rate Note, 7/20/16	3,124,683
564,000		A+/A1	Wells Fargo Bank NA, 4.75%, 2/9/15	579,108
975,000	0.44	A+/A1	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	972,733
				$74,438,541
			Thrifts & Mortgage Finance - 0.2%
4,502,000		BBB/Baa2	Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15	$4,624,166
			Total Banks	$152,044,735
			Diversified Financials - 6.2%
			Other Diversified Financial Services - 2.2%
4,980,000		A-/Baa2	Bank of America Corp., 5.45%, 7/15/14	$4,990,762
6,000,000	1.05	A-/Baa2	Bank of America Corp., Floating Rate Note, 3/22/16	6,044,694
2,000,000	0.70	A/A2	Bank of America NA, Floating Rate Note, 2/14/17	2,002,084
1,300,000		BBB+/Baa3	Citigroup, Inc., 5.0%, 9/15/14	1,311,510
1,473,000		A-/Baa2	Citigroup, Inc., 5.5%, 10/15/14	1,494,264
1,700,000	0.90	A-/Baa2	Citigroup, Inc., Floating Rate Note, 11/15/16	1,708,764
2,692,000	0.50	A-/Baa2	Citigroup, Inc., Floating Rate Note, 11/5/14	2,693,109
1,325,000	1.02	A-/Baa2	Citigroup, Inc., Floating Rate Note, 4/1/16	1,333,408
3,700,000	1.19	A-/Baa2	Citigroup, Inc., Floating Rate Note, 7/25/16	3,740,167
1,800,000	0.44	NR/Aa2	Commonwealth Bank of Australia, Floating Rate Note, 12/4/15 (144A)	1,800,817
2,000,000	0.59	AA-/Aa2	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	2,002,658
510,000		AA+/A1	General Electric Capital Corp., 3.75%, 11/14/14	516,624
1,865,000	0.46	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/14/16	1,866,994
3,300,000	0.83	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/8/16	3,321,942
1,000,000	0.42	AA+/A1	General Electric Capital Corp., Floating Rate Note, 5/11/16	999,922
2,000,000	0.50	AA+/A1	General Electric Capital Corp., Floating Rate Note, 5/15/17	2,001,674
690,000	0.61	AA+/A1	General Electric Capital Corp., Floating Rate Note, 7/10/15	692,323
2,793,000	1.26	AA+/A1	General Electric Capital Corp., Floating Rate Note, 7/2/15	2,820,246
500,000	1.38	AA+/A1	General Electric Capital Corp., Floating Rate Note, 8/1/17	502,767
1,950,000	1.03	BBB+/Baa1	Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)	1,955,714
1,528,000		A/A3	JPMorgan Chase & Co., 1.1%, 10/15/15	1,534,350
2,000,000	0.89	A/A3	JPMorgan Chase & Co., Floating Rate Note, 10/15/15	2,011,068
2,000,000	0.74	A/A3	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	2,007,276
1,800,000	0.85	A/A3	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,810,179
1,000,000	0.94	A-/Baa1	JPMorgan Chase & Co., Floating Rate Note, 3/31/16	997,644
				$52,160,960
			Multi-Sector Holdings - 0.1%
1,855,000	0.38	AA/Aa2	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	$1,855,467
			Specialized Finance - 0.4%
1,750,000	0.35	AA+/Aa2	MassMutual Global Funding II, Floating Rate Note, 12/11/15 (144A)	$1,752,032
3,300,000		A+/A1	National Rural Utilities Cooperative Finance Corp., 1.0%, 2/2/15	3,313,414
1,800,000	0.53	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16	1,805,121
2,720,000	0.28	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 5/1/15	2,720,226
				$9,590,793
			Consumer Finance - 1.8%
2,000,000		A-/A2	American Express Credit Corp., 1.75%, 6/12/15	$2,025,366
3,185,000	1.33	A-/A2	American Express Credit Corp., Floating Rate Note, 6/12/15	3,216,653
2,850,000	0.74	A-/A2	American Express Credit Corp., Floating Rate Note, 7/29/16	2,868,268
1,000,000		A+/A1	American Honda Finance Corp., 1.0%, 8/11/15 (144A)	1,004,694
600,000		A+/A1	American Honda Finance Corp., 1.85%, 9/19/14 (144A)	601,696
950,000	0.73	A+/A1	American Honda Finance Corp., Floating Rate Note, 10/7/16	957,268
300,000	0.32	A+/A1	American Honda Finance Corp., Floating Rate Note, 11/13/14 (144A)	300,120
3,050,000	0.60	A+/A1	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	3,063,142
4,440,000		BBB/Baa1	Capital One Financial Corp., 2.125%, 7/15/14	4,443,028
1,875,000	0.86	BBB/Baa1	Capital One Financial Corp., Floating Rate Note, 11/6/15	1,884,150
6,265,000	1.38	BBB/Baa1	Capital One Financial Corp., Floating Rate Note, 7/15/14	6,267,224
2,000,000	0.36	A+/A1	PACCAR Financial Corp., Floating Rate Note, 5/5/15	2,002,176
1,290,000	0.42	A+/A1	PACCAR Financial Corp., Floating Rate Note, 6/6/17	1,289,991
2,250,000		AA-/Aa3	Toyota Motor Credit Corp., 0.75%, 3/5/17 (Step)	2,240,478
2,265,000		AA-/Aa3	Toyota Motor Credit Corp., 1.0%, 2/17/15	2,275,711
554,000		AA-/Aa3	Toyota Motor Credit Corp., 1.25%, 11/17/14	556,202
2,290,000	0.40	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 1/23/15	2,292,498
2,800,000	0.52	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	2,808,977
1,000,000	0.38	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 9/18/15	1,001,119
				$41,098,761
			Asset Management & Custody Banks - 0.6%
1,037,000		AA-/A1	BlackRock, Inc., 3.5%, 12/10/14	$1,051,946
2,320,000	0.43	A+/A1	State Street Bank & Trust Co., Floating Rate Note, 12/8/15	2,318,627
2,000,000		A+/A1	The Bank of New York Mellon Corp., 1.7%, 11/24/14	2,009,256
670,000		A+/A1	The Bank of New York Mellon Corp., 3.1%, 1/15/15	680,051
3,533,000	0.46	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15	3,539,607
3,275,000	0.46	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	3,278,246
2,340,000	0.50	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14	2,340,496
				$15,218,229
			Investment Banking & Brokerage - 1.1%
1,000,000	0.69	A-/Baa2	Bank of America Corp., Floating Rate Note, 1/15/15	$1,001,399
2,200,000		A-/Baa2	Morgan Stanley, 4.2%, 11/20/14	2,233,057
318,000	0.71	A-/Baa2	Morgan Stanley, Floating Rate Note, 10/15/15	318,655
4,350,000	1.48	A-/Baa2	Morgan Stanley, Floating Rate Note, 2/25/16	4,410,787
2,805,000		A/A3	TD Ameritrade Holding Corp., 4.15%, 12/1/14	2,848,657
2,150,000		A/A3	The Bear Stearns Companies LLC, 5.7%, 11/15/14	2,191,349
400,000	0.95	A/A3	The Bear Stearns Companies LLC, Floating Rate Note, 10/28/14	400,765
2,465,000	0.62	A/A3	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	2,462,685
1,862,000		A-/Baa1	The Goldman Sachs Group, Inc., 5.0%, 10/1/14	1,883,378
1,000,000	1.23	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14	1,003,244
3,000,000	0.68	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	3,000,327
3,333,000	0.83	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/14	3,337,056
				$25,091,359
			Total Diversified Financials	$145,015,569
			Insurance - 5.8%
			Life & Health Insurance - 0.5%
2,000,000	0.58	AA/A1	Jackson National Life Global Funding, Floating Rate Note, 9/30/15 (144A)	$2,006,718
2,350,000		AA-/Aa3	MetLife Institutional Funding II, 1.625%, 4/2/15 (144A)	2,371,188
3,205,000	0.60	AA-/Aa3	MetLife Institutional Funding II, Floating Rate Note, 1/6/15 (144A)	3,211,070
2,530,000	0.60	A+/A1	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,541,641
290,000		A/Baa1	Prudential Financial, Inc., 3.875%, 1/14/15	295,374
1,902,000		A/Baa1	Prudential Financial, Inc., 6.2%, 1/15/15	1,959,901
				$12,385,892
			Multi-line Insurance - 0.4%
1,500,000	0.76	AA-/Aa3	Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)	$1,510,948
1,000,000		AA+/Aaa	New York Life Global Funding, 0.75%, 7/24/15 (144A)	1,001,537
660,000		AA+/Aaa	New York Life Global Funding, 1.3%, 1/12/15 (144A)	663,264
2,350,000	0.26	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 10/5/15 (144A)	2,349,410
3,150,000	0.58	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)	3,166,056
1,300,000	0.22	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 7/30/14 (144A)	1,300,083
				$9,991,298
			Property & Casualty Insurance - 0.2%
3,467,000		A-/Baa2	XLIT, Ltd., 5.25%, 9/15/14	$3,501,198
			Reinsurance - 4.7%
1,000,000	0.00	NR/NR	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$1,002,100
1,000,000	4.03	NR/NR	Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)	983,600
1,500,000	3.42	BB/NR	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,544,100
1,000,000	8.10	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,036,200
2,125,000	0.02	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	2,144,550
600,000	6.23	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	609,960
1,945,000	11.08	BB-/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	2,021,244
750,000	2.53	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	748,350
2,500,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,523,250
2,300,000	6.89	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	2,385,100
250,000	0.00	NR/NR	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	244,925
1,350,000	0.00	NR/NR	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	1,315,305
2,970,000	4.73	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	3,002,967
2,000,000	10.23	NR/Ba2	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	2,070,000
1,000,000	10.26	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,012,600
250,000	11.26	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	253,650
250,000	9.04	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	252,650
250,000	9.05	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	265,600
2,000,000	2.78	BB+/NR	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	1,973,400
1,000,000	6.68	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	1,015,000
1,020,000	6.65	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)	1,020,714
525,000	5.23	BB+/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	535,605
1,550,000	5.02	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	1,554,960
1,500,000	7.43	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,528,950
2,000,000	0.00	NR/NR	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,978,800
750,000	3.78	BB+/NR	Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	756,900
300,000	8.38	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	301,560
2,250,000	4.02	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,260,125
2,008,000		NR/NR	Kane SAC, Ltd, Floating Rate Note, 12/1/20	2,014,426
2,000,000		NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/12/15	1,769,800
1,528,080		NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/14/15	1,443,577
1,006,000		NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/30/16	1,019,581
2,008,000	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/12/15	2,017,036
1,000,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	982,200
2,300,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	2,268,720
1,800,000	0.00	NR/NR	Kizuna II Re, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,804,500
1,000,000	9.78	NR/NR	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	1,022,500
2,000,000	4.03	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	2,017,400
1,300,000	6.23	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	1,335,620
2,000,000	0.00	NR/NR	Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	2,003,800
1,500,000	4.53	BB-/NR	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	1,532,250
1,000,000	9.03	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,020,000
1,500,000	12.03	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,545,450
1,250,000	8.72	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	1,290,125
2,000,000	8.22	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	2,073,200
2,750,000	8.55	B+/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,904,550
500,000	11.78	B-/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	524,750
1,500,000	8.03	NR/NR	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	1,526,700
2,250,000	7.28	BB-/NR	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	2,306,475
1,750,000	3.53	NR/NR	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	1,699,075
1,750,000	4.80	CC/NR	Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (144A)	1,751,225
2,250,000	7.52	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,277,000
1,750,000	8.52	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	1,780,450
250,000	10.58	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	256,875
1,750,000	8.62	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,813,700
1,450,000	8.78	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,514,090
1,750,000	9.03	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,815,275
500,000	8.93	NR/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	518,150
750,000	5.78	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	777,375
2,900,000	4.53	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,960,610
750,000	8.03	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	814,650
1,150,000	10.03	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,261,780
1,100,000	9.28	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,146,420
750,000	3.54	NR/NR	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	750,675
1,000,000	0.00	BB-/NR	Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)	976,400
2,500,000	3.53	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,472,250
1,500,000	4.03	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,485,900
2,000,000	3.94	NR/NR	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	1,987,400
1,000,000	0.00	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)	990,100
1,500,000	8.52	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,552,650
250,000	6.28	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,400
400,000	2.92	BBB-/NR	Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)	404,640
1,500,000	2.72	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,524,750
500,000	3.44	BB+/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	512,500
1,000,000	2.78	BBB+/NR	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,022,400
1,800,000	1.78	BBB+/NR	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	1,796,040
				$106,877,605
			Total Insurance	$132,755,993
			Technology Hardware & Equipment - 0.1%
			Communications Equipment - 0.1%
1,000,000	0.51	AA-/A1	Cisco Systems, Inc., Floating Rate Note, 3/3/17	$1,003,972
1,000,000	0.28	AA-/A1	Cisco Systems, Inc., Floating Rate Note, 9/3/15	1,000,459
				$2,004,431
			Computer Hardware - 0.0% †
1,500,000	0.27	AA+/Aa1	Apple, Inc., Floating Rate Note, 5/3/16	$1,500,594
			Total Technology Hardware & Equipment	$3,505,025
			Telecommunication Services - 0.4%
			Integrated Telecommunication Services - 0.3%
1,850,000		A-/A3	AT&T, Inc., 0.875%, 2/13/15	$1,855,866
2,456,000		BBB+/Baa1	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	2,457,520
1,250,000		NR/Ba2	GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)	1,275,758
1,245,000	1.76	BBB+/Baa1	Verizon Communications, Inc., Floating Rate Note, 9/15/16	1,279,296
				$6,868,440
			Wireless Telecommunication Services - 0.1%
1,500,000	1.23	A-/A2	America Movil SAB de CV, Floating Rate Note, 9/12/16	$1,517,976
1,150,000	0.61	A-/A3	Vodafone Group Plc, Floating Rate Note, 2/19/16	1,152,978
				$2,670,954
			Total Telecommunication Services	$9,539,394
			Utilities - 0.7%
			Electric Utilities - 0.7%
1,705,000		BBB/A3	Duke Energy Corp., 3.95%, 9/15/14	$1,717,312
1,740,000	0.61	BBB/A3	Duke Energy Corp., Floating Rate Note, 4/3/17	1,745,223
1,375,000	0.58	A/Aa3	Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16	1,379,993
725,000	0.37	A/A2	Duke Energy Ohio, Inc., Floating Rate Note, 3/6/15	725,473
1,275,000	0.43	A/Aa2	Duke Energy Progress, Inc., Floating Rate Note, 3/6/17	1,275,691
1,865,000	0.69	A+/Aa3	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	1,872,561
1,090,000	0.55	A/A3	Georgia Power Co., Floating Rate Note, 3/15/16	1,089,179
1,000,000	0.62	A/A3	Georgia Power Co., Floating Rate Note, 8/15/16	1,000,263
2,731,000		BBB-/Baa2	NiSource Finance Corp., 5.4%, 7/15/14	2,735,913
1,013,000	0.47	A-/A2	NSTAR Electric Co., Floating Rate Note, 5/17/16	1,011,725
1,450,000	0.28	A/Aa3	Southern California Edison Co., Floating Rate Note, 10/1/14	1,449,965
1,530,000	0.68	A/Aa3	Southern California Edison Co., Floating Rate Note, 9/15/14	1,531,103
				$17,534,401
			Total Utilities	$17,534,401
			TOTAL CORPORATE BONDS
			(Cost $559,440,307)	$561,171,478

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
1,584		AA+/Aaa	Fannie Mae, 6.5%, 1/1/15	$1,598
7,326		AAA/Aaa	Fannie Mae, 7.0%, 10/1/17	7,752
24,355	2.30	AAA/Aaa	Fannie Mae, Floating Rate Note, 1/1/48	26,000
27,647	2.54	AAA/Aaa	Fannie Mae, Floating Rate Note, 10/1/32	27,746
11,171	2.27	AAA/Aaa	Fannie Mae, Floating Rate Note, 11/1/23	11,552
31,499	2.30	AAA/Aaa	Fannie Mae, Floating Rate Note, 2/1/34	31,774
1,525	2.82	AAA/Aaa	Fannie Mae, Floating Rate Note, 4/1/15	1,527
22,293	2.24	AAA/Aaa	Fannie Mae, Floating Rate Note, 9/1/32	23,727
1,490,000	0.27	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 1/20/15	1,491,162
3,500,000	0.18	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 10/23/14	3,500,668
3,000,000	0.17	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 12/15/14	3,001,074
1,360,000	0.24	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/4/15	1,360,982
2,200,000	0.08	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/9/15	2,199,529
5,529,000	0.20	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 7/16/14	5,529,182
2,440,000	0.20	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 9/24/14	2,440,468
7,790,000		AA+/Aaa	Federal Home Loan Mortgage Corp., 3.0%, 7/28/14	7,807,146
1,500,000		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 7/15/14	1,502,844
9,810	2.35	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	10,136
4,200,000	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/7/14	4,203,116
14,757	2.62	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	15,721
5,000,000	0.15	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 12/5/14	5,001,100
7,916	2.60	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	7,910
2,000,000	0.14	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/26/15	2,000,606
1,415,000		AA+/Aaa	Federal National Mortgage Association, 0.75%, 8/16/17	1,416,114
760,000	0.16	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 1/20/15	760,245
2,135,000	0.37	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 1/27/15	2,137,925
2,370,000	0.40	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 10/27/14	2,372,116
1,650,000	0.49	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 11/21/14	1,652,335
1,400,000	0.45	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 12/15/14	1,402,057
9,065,000	0.36	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/11/14	9,067,393
1,800,000	0.37	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/25/14	1,800,673
14,010	1.62	AAA/Aaa	Government National Mortgage Association II, Floating Rate Note, 1/20/22	14,305
10,000,000	0.07	AAA/Aaa	U.S. Treasury Notes, Floating Rate Note, 1/31/16	9,999,840
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $70,803,186)	$70,826,323

			FOREIGN GOVERNMENT BONDS - 0.1%
1,800,000	0.38	AA-/Aa2	Province of Ontario Canada, Floating Rate Note, 4/1/15	$1,801,854
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $1,801,725)	$1,801,854

			MUNICIPAL BONDS - 4.8%
			Municipal Development - 0.9%
14,000,000	0.02	AAA/Aaa	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	$14,000,000
7,065,000	0.01	AA/Aa1	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	7,065,000
				$21,065,000
			Municipal Higher Education - 2.1%
15,775,000	0.03	AAA/Aaa	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33	$15,775,000
8,890,000	0.04	AA/Aa2	Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36	8,890,000
11,495,000	0.03	AAA/Aaa	Permanent University Fund, Floating Rate Note, 7/1/37	11,495,000
11,970,000	0.03	AAA/Aaa	The University of Texas System, Floating Rate Note, 8/1/34	11,970,000
				$48,130,000
			Municipal Medical - 1.7%
10,345,000	0.03	AA/NR	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	$10,345,000
7,935,000	0.03	AA/NR	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	7,935,000
15,140,000	0.04	AAA/Aaa	Loudoun County Economic Development Authority, Floating Rate Note, 2/15/38	15,140,000
5,500,000	0.03	AAA/Aa1	The Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26	5,500,000
				$38,920,000
			Municipal Power - 0.0% †
670,000	1.03	NR/A1	South Carolina State Public Service Authority, Floating Rate Note, 6/1/15	$672,030

			Municipal Obligation - 0.1%
2,250,000	0.70	AA+/Aa1	Commonwealth of Massachusetts, Floating Rate Note, 11/1/25	$2,210,310

			TOTAL MUNICIPAL BONDS
			(Cost $110,999,110)	$110,997,340

			SENIOR FLOATING RATE LOAN INTERESTS - 8.2% **
			Energy - 0.5%
			Oil & Gas Drilling - 0.1%
992,500	6.00	B+/B1	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$1,007,388
493,750	5.75	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	492,310
				$1,499,698
			Oil & Gas Equipment & Services - 0.1%
1,000,000	0.00	BB/Ba1	77 Energy, Tranche B Loan (First Lien), 6/17/21	$1,005,938
500,000	5.25	BB+/Ba1	McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19	505,000
				$1,510,938
			Integrated Oil & Gas - 0.1%
33,251	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$33,501
2,736,250	4.00	BB-/Ba3	Seadrill Operating LP, Initial Term Loan, 2/14/21	2,721,808
				$2,755,309
			Oil & Gas Exploration & Production - 0.1%
2,682,121	3.88	BB-/Ba2	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	$2,694,064
400,000	5.00	B/B1	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	400,822
				$3,094,886
			Oil & Gas Refining & Marketing - 0.1%
98,250	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$98,556
795,000	2.40	BBB/Ba1	Tesoro Corp., Initial Term Loan, 1/11/16	798,727
				$897,283
			Coal & Consumable Fuels - 0.0% †
435,875	5.50	B+/Ba3	Foresight Energy LLC, Term Loan, 8/21/20	$438,667
			Total Energy	$10,196,781
			Materials - 0.5%
			Commodity Chemicals - 0.1%
1,985,647	4.50	BB-/Ba3	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$2,006,331
386,334	4.00	BBB-/Ba2	Tronox Pigments BV, New Term Loan, 3/19/20	387,493
				$2,393,824
			Specialty Chemicals - 0.2%
1,076,940	3.23	BB-/B1	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$1,078,885
371,082	3.50	BB+/Ba1	Chemtura Corp., New Term Loan, 8/29/16	372,242
935,750	4.00	NR/B2	PQ Corp., 2014 Term Loan, 8/7/17	939,259
688,768	3.25	BB-/B1	Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 2/15/19	686,013
290,008	1.23	BBB-/Ba2	WR Grace & Co., Delayed Draw Term Loan, 1/23/21	289,790
809,993	3.00	BBB-/Ba2	WR Grace & Co., U.S. Term Loan, 1/23/21	809,385
				$4,175,574
			Metal & Glass Containers - 0.1%
684,000	4.00	B+/Ba3	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$684,713
789,485	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	793,432
				$1,478,145
			Paper Packaging - 0.0% †
691,226	4.75	B+/Ba3	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	$694,970
174,563	4.25	B+/NR	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	174,999
577,379	3.00	BB+/NR	Sealed Air Corp., Replacement Term Loan, 10/3/18	580,131
				$1,450,100
			Aluminum - 0.0% †
117,300	5.75	B/B2	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$113,194
			Diversified Metals & Mining - 0.1%
1,477,563	3.75	BBB-/NR	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$1,480,640
			Steel - 0.0% †
359,400	4.75	BB-/B2	JMC Steel Group, Inc., Term Loan, 4/1/17	$362,095
			Paper Products - 0.0% †
190,483	4.50	NR/NR	Ranpak Corp., USD Term Loan, 4/10/19	$191,674
			Total Materials	$11,645,246
			Capital Goods - 0.6%
			Aerospace & Defense - 0.3%
497,500	3.50	BBB-/Ba1	Alliant Techsystems, Inc., Term B Loan, 10/22/20	$498,682
879,494	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	882,649
165,972	6.25	B+/Ba2	DynCorp International, Inc., Term Loan, 7/7/16	166,620
418,625	5.25	B/B2	Sequa Corp., Initial Term Loan, 6/19/17	415,485
1,335,777	3.25	BB+/Ba1	Spirit AeroSystems, Inc., Term Loan B, 9/30/20	1,333,898
321,734	3.75	B/Ba3	TransDigm, Inc., Tranche C Term Loan, 2/28/20	320,909
2,574,000	3.25	BB-/Ba3	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	2,567,243
				$6,185,486
			Building Products - 0.1%
1,086,497	3.50	BB/B1	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$1,090,396
555,800	4.00	B+/B1	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	557,363
981,569	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	983,717
				$2,631,476
			Electrical Components & Equipment - 0.1%
922,688	3.25	BB+/Ba3	Southwire Co., Term Loan, 1/31/21	$923,120
875,878	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 2/15/17	884,090
				$1,807,210
			Industrial Conglomerates - 0.0% †
691,268	4.00	B/B1	Milacron LLC, Term Loan, 3/12/20	$691,124
			Construction & Farm Machinery & Heavy Trucks - 0.1%
84,788	3.25	BB+/Ba1	Manitowoc Co. Inc. (The), Term B Loan, 12/18/20	$84,944
309,557	3.50	BBB-/Ba1	Terex Corp., Term Loan, 4/28/17	311,491
1,822,844	4.00	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	1,828,540
				$2,224,975
			Industrial Machinery - 0.0% †
397,000	4.25	B/B1	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$397,316
79,200	5.75	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/17/19	79,893
				$477,209
			Trading Companies & Distributors - 0.0% †
318,295	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$318,971
			Total Capital Goods	$14,336,451
			Commercial Services & Supplies - 0.5%
			Environmental & Facilities Services - 0.1%
132,667	3.25	BB+/Baa3	Covanta Energy Corp., Term Loan, 3/28/19	$133,131
1,176,060	3.00	BBB/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	1,178,756
149,609	4.25	B+/B1	Waste Industries USA, Inc., Term B Loan, 3/17/17	149,920
				$1,461,807
			Diversified Support Services - 0.0% †
901,751	6.25	B-/B2	Language Line LLC, Tranche B Term Loan, 6/20/16	$904,907
149,250	4.50	B+/Ba3	TMS International Corp., Term B Loan, 10/2/20	149,810
				$1,054,717
			Security & Alarm Services - 0.3%
2,288,500	3.00	BBB/Ba1	Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20	$2,288,958
320,963	4.00	B+/Ba3	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	320,863
1,254,675	4.00	B+/Ba3	Garda World Security Corp., Term B Loan, 11/1/20	1,254,283
987,788	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	991,184
992,487	3.25	BB/Ba3	The Geo Group, Inc., Term Loan, 4/3/20	993,418
				$5,848,706
			Human Resource & Employment Services - 0.0% †
1,037,113	3.50	BB+/Ba2	On Assignment, Inc., Initial Term B Loan, 5/15/20	$1,035,384
			Research & Consulting Services - 0.1%
1,186,168	3.25	BBB-/Ba2	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$1,187,280
207,117	5.00	BB/B1	Wyle, Tranche B Loan (First Lien), 5/22/21	207,505
				$1,394,785
			Total Commercial Services & Supplies	$10,795,399
			Transportation - 0.3%
			Air Freight & Logistics - 0.0% †
199,000	5.25	B/Ba3	Syncreon Group BV, Term Loan, 9/26/20	$200,990
			Airlines - 0.2%
2,524,500	3.75	BB-/Ba2	American Airlines, Inc., Class B Term Loan, 6/27/19	$2,534,868
738,750	3.50	BB/NR	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	739,212
296,183	3.50	BB+/Ba1	Delta Air Lines, Inc., Term Loan, 4/20/17	296,527
246,875	3.50	BB-/Ba2	United Airlines, Inc., Class B Term Loan, 4/1/19	246,592
				$3,817,199
			Marine - 0.1%
1,488,750	5.25	BB/Ba3	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,508,290
			Trucking - 0.0% †
341,574	3.75	BB-/Baa2	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$342,748
			Total Transportation	$5,869,227
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
147,390	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$147,965
559,265	3.75	BB/Ba2	Gates Investments LLC, Term B-2 Loan, 9/29/16	560,523
1,956,991	4.25	NR/B1	Metaldyne LLC, Tranche B Term Loan, 12/18/18	1,966,776
683,943	0.00	BB-/Ba2	Schaeffler Group, Tranche E Term Loan (First Lien), 5/15/20	687,790
638,289	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	641,473
201,707	3.23	BB-/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	201,665
				$4,206,192
			Tires & Rubber - 0.0% †
600,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$604,495
			Personal Products - 0.0% †
500,000	3.50	BB-/B1	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	$497,266
			Total Automobiles & Components	$5,307,953
			Consumer Durables & Apparel - 0.2%
			Home Furnishings - 0.0% †
350,000	4.25	B+/B1	Serta Simmons Holdings LLC, Term Loan, 10/1/19	$351,339
517,807	3.50	BB/Ba3	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	516,782
				$868,121
			Housewares & Specialties - 0.1%
992,500	2.90	BBB-/Ba1	Jarden Corp., Tranche B1 Term Loan, 9/30/20	$998,285
550,259	3.75	BB/Ba2	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	552,666
789,274	4.00	B+/B1	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	791,297
				$2,342,248
			Leisure Products - 0.0% †
188,571	4.00	BB-/B1	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$188,942
			Apparel, Accessories & Luxury Goods - 0.1%
1,552,135	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$1,565,069
			Total Consumer Durables & Apparel	$4,964,380
			Consumer Services - 0.5%
			Casinos & Gaming - 0.2%
437,800	3.25	BBB-/Ba2	Las Vegas Sands llc, Tranche B-2 Term Loan (First Lien), 12/19/20	$438,053
1,231,250	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/20/19	1,229,249
537,300	3.25	BB+/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 10/25/20	536,964
234,382	3.75	BB+/Ba2	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	235,065
1,368,750	3.00	BBB-/Baa3	Seminole Tribe of Florida, Inc., Initial Term Loan, 4/29/20	1,367,681
				$3,807,012
			Hotels, Resorts & Cruise Lines - 0.1%
496,250	3.50	NR/B1	Four Seasons Holdings Inc., Term Loan, 6/27/20	$495,630
1,095,395	3.50	BB+/Ba3	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	1,094,738
				$1,590,368
			Leisure Facilities - 0.0% †
98,476	3.25	BBB-/Ba1	Cedar Fair LP, U.S. Term Facility, 3/6/20	$99,042
733,489	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	736,125
				$835,167
			Restaurants - 0.1%
242,678	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$243,873
126,321	3.75	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 10/19/17	127,006
412,608	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	414,155
156,400	4.00	B/B1	NPC International, Inc., Term Loan, 12/28/18	156,693
841,501	4.25	B/Ba3	PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19	830,456
724,757	3.25	BB-/B1	Wendy's International, Inc., Term B Loan, 5/15/19	726,868
				$2,499,051
			Education Services - 0.0% †
374,300	3.75	BB-/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$374,651
			Specialized Consumer Services - 0.1%
515,815	3.48	B/B1	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$514,767
1,975,000	4.00	B+/B1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	1,567,656
				$2,082,423
			Total Consumer Services	$11,188,672
			Media - 1.1%
			Advertising - 0.1%
842,387	4.25	B+/B1	Acosta, Inc., Term B Loan (2013), 3/2/18	$846,994
987,490	4.25	B+/B1	Advantage Sales & Marketing, Inc., 2013 Term Loan (First Lien), 12/18/17	989,856
114,153	4.75	B/B2	Getty Images, Inc., Initial Term Loan, 10/18/19	110,430
				$1,947,280
			Broadcasting - 0.3%
1,629,423	3.00	BB+/Ba1	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$1,626,495
357,805	4.03	B+/Ba3	Entercom Radio llc, Term B-2 Loan, 11/23/18	359,415
617,338	4.25	B/B2	NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20	618,689
1,341,733	3.00	NR/Ba1	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,329,713
2,283,525	4.00	BB+/Ba3	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	2,289,222
666,588	4.00	B+/NR	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	666,900
				$6,890,434
			Cable & Satellite - 0.5%
1,147,333	3.50	BB-/Ba2	Cequel Communications LLC, Term Loan, 2/14/19	$1,149,556
1,311,750	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,294,533
521,732	3.75	BB/Ba3	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	523,281
736,875	4.00	BB/Ba3	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	737,943
1,396,500	2.63	BB/Ba3	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	1,383,408
663,785	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	663,702
2,205,000	3.50	BB-/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	2,199,351
239,904	4.75	B/Ba3	WideOpenWest Finance LLC, Term B Loan, 4/1/19	241,197
1,136,553	0.00	NR/Ba3	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	1,124,072
1,072,383	0.00	NR/Ba3	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	1,060,606
691,064	3.50	NR/Ba3	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	683,475
				$11,061,124
			Movies & Entertainment - 0.2%
1,465,054	3.50	BB-/Ba2	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,467,032
772,165	3.50	BB/Ba2	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	773,291
1,547,422	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	1,538,234
594,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	593,134
1,091,750	3.75	B+/B1	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	1,076,466
				$5,448,157
			Publishing - 0.0% †
214,038	4.75	B+/B2	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$216,145
			Total Media	$25,563,140
			Retailing - 0.4%
			Distributors - 0.0% †
497,500	4.25	B/B2	Spin Holdco, Inc., Initial Term Loan (First Lien), 11/14/19	$498,992
			Computer & Electronics Retail - 0.1%
1,745,625	3.75	BB+/Ba1	Rent-A-Center, Inc., Term Loan (2014), 2/6/21	$1,736,897
			Home Improvement Retail - 0.1%
1,234,375	4.50	B/B2	Apex Tool Group LLC, Term Loan, 2/1/20	$1,222,546
			Specialty Stores - 0.0% †
990,000	3.75	B+/Ba3	Michaels Stores, Inc., Term B Loan, 1/28/20	$989,647
			Automotive Retail - 0.2%
479,219	6.00	B+/B1	Arc Automotive Group, Inc., Term Loan, 11/15/18	$481,615
1,286,104	3.00	BB+/Ba1	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	1,287,551
2,892,750	3.25	BB+/Ba1	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	2,889,122
738,750	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	739,501
				$5,397,789
			Total Retailing	$9,845,871
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.0% †
186,402	5.75	B/B2	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$186,891
			Food Retail - 0.1%
1,503,474	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$1,513,134
480,666	3.50	B+/B1	Big Heart Pet Brands, Initial Term Loan, 2/24/20	478,263
500,000	4.75	NR/Ba3	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	502,300
				$2,493,697
			Total Food & Staples Retailing	$2,680,588
			Food, Beverage & Tobacco - 0.4%
			Distillers & Vintners - 0.0% †
990,000	2.75	BB+/NR	Constellation Brands, Inc., European Term B Loan, 4/29/20	$994,239
			Agricultural Products - 0.2%
2,353,362	4.50	B/B1	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$2,369,513
1,586,025	3.25	BBB-/Ba2	Darling International, Inc., Term B USD Loan, 12/19/20	1,588,008
				$3,957,521
			Packaged Foods & Meats - 0.2%
1,584,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	$1,597,559
874,626	3.75	BB/Ba2	JBS USA LLC, Initial Term Loan, 5/25/18	877,906
1,323,250	3.25	BB-/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	1,318,702
1,000,000	3.75	BB-/Ba1	Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21	1,009,297
				$4,803,464
			Total Food, Beverage & Tobacco	$9,755,224
			Household & Personal Products - 0.1%
			Household Products - 0.0% †
297,750	3.50	BB/Ba3	Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19	$298,400
			Personal Products - 0.1%
400,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	$401,188
373,125	4.00	B+/Ba2	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	374,408
976,136	3.25	B+/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	977,764
				$1,753,360
			Total Household & Personal Products	$2,051,760
			Health Care Equipment & Services - 0.5%
			Health Care Equipment - 0.1%
916,837	3.25	BBB-/Ba2	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	$917,410
589,751	4.00	BB-/Ba3	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	591,287
				$1,508,697
			Health Care Supplies - 0.0% †
218,863	5.00	B+/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$220,436
			Health Care Services - 0.2%
328,915	6.50	NR/B1	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$330,971
548,191	6.50	B/B1	BioScrip, Inc., Initial Term B Loan, 7/31/20	551,618
593,611	4.00	B+/Ba3	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	594,353
476,241	0.00	BB/Ba1	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	479,090
1,255,573	4.00	BB-/Ba3	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,259,236
1,488,750	2.23	BBB-/Baa3	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	1,492,782
66,656	7.75	B-/B2	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	66,822
343,033	4.50	B/B1	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	340,246
				$5,115,118
			Health Care Facilities - 0.1%
72,008	4.25	BB/Ba2	CHS, 2021 Term D Loan, 1/27/21	$72,543
490,006	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	492,530
717,764	4.00	B+/B1	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	720,007
342,404	2.66	BB-/Ba2	LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17	342,832
493,763	6.00	B/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	494,997
236,016	3.75	NR/Ba2	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	235,869
990,000	6.75	B-/B2	Steward Health Care System LLC, Term Loan, 4/10/20	978,862
				$3,337,640
			Health Care Technology - 0.1%
696,876	4.00	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$698,392
1,610,542	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,613,360
				$2,311,752
			Total Health Care Equipment & Services	$12,493,643
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Biotechnology - 0.0% †
1,134,239	3.50	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 9/25/19	$1,135,656
			Pharmaceuticals - 0.4%
498,750	3.25	BB+/Ba1	Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20	$497,555
523,688	3.23	BB/Ba1	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	523,720
305,000	4.25	B/NR	JLL, Initial Dollar Term Loan, 1/23/21	303,094
972,563	3.50	BB+/Ba2	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	973,508
1,475,815	4.00	B/B1	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	1,478,237
262,575	4.25	B/B1	PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21	263,314
1,017,230	3.25	BBB-/Baa2	RPI Finance Trust, Term B-2 Term Loan, 5/9/18	1,019,895
625,502	3.25	BBB-/Baa2	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	627,262
438,750	4.25	BB/Ba1	Salix Pharmaceuticals, Inc., Term Loan, 12/17/19	442,785
589,500	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	589,942
245,625	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 2/13/19	245,735
1,513,488	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	1,514,056
				$8,479,103
			Total Pharmaceuticals, Biotechnology & Life Sciences	$9,614,759
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
1,387,883	5.00	B+/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$1,395,794
			Total Banks	$1,395,794
			Diversified Financials - 0.3%
			Other Diversified Financial Services - 0.2%
453,057	3.50	BBB-/Ba2	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$453,906
1,295,000	3.50	BBB-/Ba2	Delos Finance SARL, Tranche B Term Loan, 2/27/21	1,295,809
1,608,159	4.50	BBB-/B1	Fly Funding II Sarl, Term Loan, 8/9/18	1,626,921
495,000	5.00	B/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	496,856
98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	100,052
				$3,973,544
			Specialized Finance - 0.1%
970,125	5.75	B/B1	Hyperion Insurance Group, Ltd., Term Loan, 10/4/19	$966,487
1,011,537	4.25	B/B1	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	1,013,223
600,000	3.25	BB/Ba3	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	597,812
				$2,577,522
			Total Diversified Financials	$6,551,066
			Insurance - 0.1%
			Insurance Brokers - 0.1%
1,093,412	4.25	NR/B1	USI Insurance Services LLC, Term B Loan, 12/30/19	$1,096,373
			Life & Health Insurance - 0.0% †
462,349	3.75	BB/Ba2	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$463,216
			Multi-line Insurance - 0.0% †
243,443	4.25	B/B1	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$244,355
			Property & Casualty Insurance - 0.0% †
496,192	5.75	B/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$498,209
			Total Insurance	$2,302,153
			Real Estate - 0.1%
			Mortgage REIT's - 0.1%
1,594,115	3.50	BB+/Ba3	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$1,587,639
			Real Estate Services - 0.0% †
991,272	4.50	B+/B1	Altisource Solutions Sarl, Term B Loan, 12/9/20	$992,511
			Total Real Estate	$2,580,150
			Software & Services - 0.3%
			Internet Software & Services - 0.1%
954,022	3.50	BB-/Ba2	Dealertrack Technologies, Inc., Term Loan, 2/27/21	$954,314
1,125,000	3.75	BB+/Ba3	Vantiv LLC, Term B Loan, 6/12/21	1,129,746
				$2,084,060
			IT Consulting & Other Services - 0.1%
1,358,138	4.50	BB/Ba3	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$1,365,607
296,985	4.50	B/B1	Deltek, Inc., Term Loan (First Lien), 10/10/18	299,352
400,000	4.50	B-/B1	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	400,667
229,425	4.50	B+/B1	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	230,321
				$2,295,947
			Data Processing & Outsourced Services - 0.0% †
985,050	3.50	BBB-/Ba1	Genpact International, Inc., Term Loan, 8/30/19	$988,123
			Application Software - 0.0% †
471,438	4.25	BB-/B1	Epiq Systems, Inc., Term Loan, 8/27/20	$472,616
30,457	8.50	B-/B1	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	30,330
325,732	3.50	BBB-/B1	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	326,139
				$829,085
			Home Entertainment Software - 0.1%
1,350,000	3.25	BBB/Baa3	Activision Blizzard, Inc., Term Loan, 7/26/20	$1,355,424
			Total Software & Services	$7,552,639
			Technology Hardware & Equipment - 0.1%
			Communications Equipment - 0.0% †
158,836	2.73	BB+/Ba2	Commscope, Inc., Tranche 3 Term Loan, 1/21/17	$158,935
238,254	3.25	BB+/Ba2	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	239,147
				$398,082
			Electronic Components - 0.1%
645,125	3.25	BB/Baa2	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$646,633
1,382,500	6.25	BB-/B1	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	1,396,325
				$2,042,958
			Total Technology Hardware & Equipment	$2,441,040
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.0% †
126,184	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$126,815
530,108	3.25	BBB/Baa2	Sensata Technologies BV, Term Loan, 5/12/18	532,995
				$659,810
			Semiconductors - 0.1%
1,300,000	3.75	BBB-/Ba1	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$1,306,031
131,461	3.25	BB+/Ba2	Microsemi Corp., Term Loan (First Lien), 3/14/21	131,010
				$1,437,041
			Total Semiconductors & Semiconductor Equipment	$2,096,851
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.2%
1,240,625	4.00	BB-/Ba3	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$1,242,305
999,900	2.65	BBB-/Baa3	tw telecom holdings, inc., Term Loan B Loan, 4/17/20	1,001,463
1,143,359	3.25	BB/Ba3	West Corp., B-10 Term Loan (First Lien), 6/30/18	1,138,675
1,035,735	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	1,034,596
712,358	3.50	BB+/Ba2	Windstream Corp., Tranche B-5 Term Loan, 8/8/19	712,019
				$5,129,058
			Wireless Telecommunication Services - 0.1%
61,719	3.25	NR/NR	Cellular South, Inc., Term Loan B, 5/23/20	$61,603
268,077	4.50	B+/Ba3	Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20	269,983
231,923	4.50	B+/Ba3	Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20	233,572
727,141	4.00	BB-/B1	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	728,163
				$1,293,321
			Total Telecommunication Services	$6,422,379
			Utilities - 0.5%
			Electric Utilities - 0.3%
2,953,023	4.75	B+/Ba3	Atlantic Power LP, Term Loan, 2/20/21	$2,989,936
1,188,000	3.00	BB/Ba3	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,168,908
1,231,955	1.50	NR/NR	Texas Competitive Electric Holdings Co LLC, DIP Delay Draw Term Loan, 5/5/16	1,237,345
1,595,935	3.75	BB+/Baa3	Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16	1,605,412
				$7,001,601
			Independent Power Producers & Energy Traders - 0.2%
762,115	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	$765,343
456,923	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	458,963
1,176,423	2.75	BB+/Baa3	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,175,280
1,578,342	3.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 12/11/19	1,580,314
801,336	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	802,338
				$4,782,238
			Total Utilities	$11,783,839
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $189,038,396)	$189,435,005

			TEMPORARY CASH INVESTMENTS - 6.5%
			Certificates of Deposit - 3.3%
5,745,000		NR/NR	DNB Bank ASA, Discount Note, 8/25/24	5,743,683
5,625,000		NR/NR	Ford Motor Credit Co. LLC, Discount Note, 7/2/14	5,624,961
11,490,000		NR/NR	National Australia Bank, Discount Note, 7/1/14	11,490,000
2,000,000		NR/NR	Nissan Motor Acceptance Corp., Discount Note, 7/14/14	1,999,848
17,240,000		NR/NR	Prudential Financial, Inc., Discount Note, 7/1/14	17,240,000
8,555,000		NR/NR	Skandin Ens Banken AG, 0.25%, 9/2/14	8,556,062
1,000,000	0.63	A+/Aa3	Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 4/1/15	1,002,117
1,530,000		NR/NR	Svenska Handelsbanken AB, Discount Note, 8/19/14	1,529,688
1,000,000	0.40	AA-/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14	1,000,327
1,500,000	0.40	AA-/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 12/19/14	1,501,232
3,450,000	1.03	NR/NR	Svenska Handelsbanken New York NY, Floating Rate Note, 7/17/14	3,451,135
16,060,000		NR/NR	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.15%, 7/18/14	16,059,839
1,700,000	0.21	NR/NR	The Toronto-Dominion Bank New York, Floating Rate Note, 11/14/14	1,700,134
				$76,899,026

			Repurchase Agreements - 3.2%
25,000,000		NR/NR	Bank of Nova Scotia, 0.01%, dated 6/30/14, repurchase price of
			$25,000,000 plus accrued interest on 7/1/14 collateralized by the following:
			$11,525,657 Federal National Mortgage Association, 3.00-4.00%, 12/1/25-3/1/42
			$5,096,416 Government National Mortgage Association II, 4.00%, 10/20/43
			$8,877,999 Federal National Mortgage Association (ARM), 3.105%, 5/1/44	$25,000,007

25,000,000		NR/NR	Royal Bank of Canada, 0.08%, dated 6/30/14, repurchase price of
			$25,000,000 plus accrued interest on 7/1/14 collateralized by the following:
			$6,323,462 Federal National Mortgage Association, 2.50-4.00%, 10/1/27-5/1/44
			$14,280,365 Freddie Mac Giant, 4.00%, 5/1/44
			$4,896,173 Federal National Mortgage Association (ARM), 2.,946%, 7/1/40-7/1/44	25,000,000

25,000,000		NR/NR	TD Securities USA LLC, 0.09%, dated 6/30/14, repurchase price of
			$25,000,000 plus accrued interest on 7/1/14 collateralized
			$25,500,068 U.S. Treasury Notes, 0.375%-1.375%, 3/15/16-6/30/18	25,000,000
				$75,000,007
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $151,895,129)	$151,899,033

			TOTAL INVESTMENT IN SECURITIES - 99.1%
			(Cost $2,297,452,720) (a)	$2,303,397,148
			OTHER ASSETS & LIABILITIES - 0.9%	$21,300,871
			TOTAL NET ASSETS - 100.0%	$2,324,698,019

†			Rounds to less than 0.1%.

NR			Not rated by either S&P or Moody's.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2014, the value of these securities amounted to $526,739,394 or 22.7% of total net assets.

REIT			Real Estate Investment Trust.

REMIC			Real Estate Mortgage Investment Conduits.

(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Perpetual)			Security with no stated maturity date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			At June 30, 2014, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $2,302,489,486 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$5,021,420

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(4,113,758)

			Net unrealized appreciation	$907,662

(b)			Debt obligation with a variable interest rate. Rate shown is rate at period end

(c)			Security is in default and is non-income producing.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Preferred Stocks	$-	$-	$100,810	100,810
	Asset Backed Securities	-	488,351,735	-	488,351,735
	Collateralized Mortgage Obligations	-	728,813,570	-	728,813,570
	Corporate Bonds
	Insurance	-
	Reinsurance	-	98,613,185	8,264,420	106,877,605
	All Other Corporate Bonds	-	454,293,873	-	454,293,873
	U.S. Government and Agency Obligations	-	70,826,323	-	70,826,323
	Foreign Government Bonds	-	1,801,854	-	1,801,854
	Municipal Bonds	-	110,997,340	-	110,997,340
	Senior Floating Rate Loan Interests	-	189,435,005	-	189,435,005
	Temporary Cash Investments	-	151,899,033	-	151,899,033
	Total	$-	$2,295,031,918	$8,365,230	$2,303,397,148

	The following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Preferred Stocks	Corporate Bonds	Total
	Balance as of 3/31/14	$-	$-	$-
	Realized gain (loss)	-	-	-
	Change in unrealized appreciation (depreciation)	810	935,710	936,520
	Purchases	100,000	7,328,710	7,428,710
	Sales	-	-	-
	Transfers in and out of Level 3 *	-	-	-
	Balance as of 6/30/14	$100,810	$8,264,420	$8,365,230

*	Transfers are calculated on the beginning of period values. During the period ended June 30 , 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/14	$7,428,710

				Pioneer Dynamic Credit Fund
				Schedule of Investments 6/30/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 6.2%
				Energy - 0.3%
				Oil & Gas Storage & Transportation - 0.3%
	1,400,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$1,887,060
				Total Energy	$1,887,060
				Materials - 0.1%
				Diversified Metals & Mining - 0.1%
	112,000		NR/NR	Mirabela Nickel, Ltd., 9.50%, 6/20/19	$112,000
	385,000		NR/NR	RTI International Metals, Inc., 1.625%, 10/15/19	386,444
					$498,444
				Steel - 0.0% †
	250,000		BB-/B1	United States Steel Corp., 2.75%, 4/1/19	$310,469
				Total Materials	$808,913
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	1,342,000		B/B3	General Cable Corp., 4.5%, 11/15/29 (Step)	$1,328,580
				Total Capital Goods	$1,328,580
				Consumer Durables & Apparel - 0.5%
				Homebuilding - 0.3%
	700,000		B/B2	KB Home, 1.375%, 2/1/19	$703,500
	2,000,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	1,827,500
					$2,531,000
				Housewares & Specialties - 0.2%
	1,290,000		BB-/B1	Jarden Corp., 1.125%, 3/15/34 (144A)	$1,317,412
				Total Consumer Durables & Apparel	$3,848,412
				Consumer Services - 0.2%
				Casinos & Gaming - 0.1%
	550,000		B+/B3	MGM Resorts International, 4.25%, 4/15/15	$807,469
				Specialized Consumer Services - 0.1%
	425,000		NR/NR	Carriage Services, Inc., 2.75%, 3/15/21 (144A)	$442,000
				Total Consumer Services	$1,249,469
				Retailing - 0.3%
				Internet Retail - 0.3%
	1,915,000		NR/NR	Shutterfly, Inc., 0.25%, 5/15/18	$1,923,378
				Total Retailing	$1,923,378
				Health Care Equipment & Services - 0.6%
				Health Care Equipment - 0.4%
	1,350,000		B+/NR	Hologic, Inc., 2.0%, 3/1/42 (Step)	$1,475,719
	1,300,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	1,486,875
					$2,962,594
				Managed Health Care - 0.2%
	1,100,000		NR/NR	Molina Healthcare, Inc., 1.125%, 1/15/20	$1,375,000
	300,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42	459,562
					$1,834,562
				Total Health Care Equipment & Services	$4,797,156
				Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
				Biotechnology - 0.8%
	200,000		NR/NR	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	$206,875
	200,000		NR/NR	BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	210,625
	545,000		NR/NR	Cepheid, 1.25%, 2/1/21 (144A)	564,756
	500,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	562,500
	750,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)	855,000
	1,470,000		NR/NR	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)	1,537,069
	975,000		NR/NR	PDL BioPharma, Inc., 4.0%, 2/1/18	1,116,375
	500,000		NR/NR	Theravance, Inc., 2.125%, 1/15/23	720,938
					$5,774,138
				Pharmaceuticals - 0.4%
	1,668,000		NR/NR	Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18	$1,805,610
	500,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	981,562
					$2,787,172
				Life Sciences Tools & Services - 0.2%
	1,080,000		NR/NR	Albany Molecular Research, Inc., 2.25%, 11/15/18 (144A)	$1,548,450
				Total Pharmaceuticals, Biotechnology & Life Sciences	$10,109,760
				Diversified Financials - 0.2%
				Asset Management & Custody Banks - 0.2%
	1,170,000		BBB/NR	Ares Capital Corp., 4.375%, 1/15/19 (144A)	$1,234,350
				Total Diversified Financials	$1,234,350
				Real Estate - 0.3%
				Specialized REIT - 0.1%
	1,250,000		NR/NR	Corsicanto, Ltd., 3.5%, 1/15/32	$1,020,312
				Real Estate Operating Companies - 0.2%
	1,265,000		NR/NR	Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)	$1,334,575
				Total Real Estate	$2,354,887
				Software & Services - 1.0%
				Internet Software & Services - 0.3%
	760,000		NR/NR	Akamai Technologies, Inc., 2/15/19 (144A) (c)	$775,200
	1,300,000		NR/NR	WebMD Health Corp., 1.5%, 12/1/20 (144A)	1,447,062
	100,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	105,125
					$2,327,387
				Data Processing & Outsourced Services - 0.1%
	1,000,000		NR/NR	Cardtronics, Inc., 1.0%, 12/1/20 (144A)	$913,750
				Application Software - 0.5%
	800,000		BBB/NR	Citrix Systems, Inc., 0.5%, 4/15/19 (144A)	$847,000
	175,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	214,266
	1,170,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	1,168,538
	1,245,000		NR/NR	TIBCO Software, Inc., 2.25%, 5/1/32	1,256,672
					$3,486,476
				Systems Software - 0.1%
	980,000		NR/NR	ServiceNow, Inc., 11/1/18 (144A) (c)	$1,075,550
				Total Software & Services	$7,803,163
				Technology Hardware & Equipment - 0.4%
				Communications Equipment - 0.2%
	765,000		NR/NR	Emulex Corp., 1.75%, 11/15/18 (144A)	$702,366
	1,265,000		NR/NR	Finisar Corp., 0.5%, 12/55/33 (144A)	1,236,538
					$1,938,904
				Electronic Components - 0.2%
	1,480,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,430,975
				Total Technology Hardware & Equipment	$3,369,879
				Semiconductors & Semiconductor Equipment - 0.6%
				Semiconductor Equipment - 0.2%
	1,025,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$1,400,406
				Semiconductors - 0.4%
	300,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$372,938
	1,455,000		NR/NR	JinkoSolar Holding Co, Ltd., 4.0%, 2/1/19 (144A)	1,441,359
	1,000,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	1,173,125
	150,000		NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	120,188
					$3,107,610
				Total Semiconductors & Semiconductor Equipment	$4,508,016
				Telecommunication Services - 0.1%
				Integrated Telecommunication Services - 0.1%
	1,000,000		B/NR	Ciena Corp., 0.875%, 6/15/17	$991,250
				Total Telecommunication Services	$991,250
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $42,782,616)	$46,214,273

				PREFERRED STOCKS - 2.5%
				Banks - 0.5%
				Diversified Banks - 0.3%
	1,500	6.75	BB/NR	AgStar Financial Services ACA, Floating Rate Note (Perpetual) (144A)	$1,535,531
	16,400	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	449,524
	12,250	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	346,185
					$2,331,240
				Regional Banks - 0.2%
	5,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$520,469
	37,400	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note (Perpetual)	1,001,572
					$1,522,041
				Total Banks	$3,853,281
				Diversified Financials - 0.9%
				Other Diversified Financial Services - 0.5%
	54,200	7.88	BB+/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$1,501,340
	63,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	1,741,887
	27,750	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	757,575
					$4,000,802
				Consumer Finance - 0.2%
	1,600		B/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$1,612,050
				Asset Management & Custody Banks - 0.1%
	29,300	5.90	BBB+/Baa2	State Street Corp., Floating Rate Note, 12/31/73	$767,660
				Investment Banking & Brokerage - 0.1%
	18,000	7.12	BB+/Ba3	Morgan Stanley, Floating Rate Note (Perpetual)	$501,660
				Total Diversified Financials	$6,882,172
				Insurance - 0.9%
				Property & Casualty Insurance - 0.2%
	25,000	5.95	BBB-/Ba1	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$622,500
	40,000		BB/Ba1	The Hanover Insurance Group, Inc., 6.35%, 3/30/53	984,000
					$1,606,500
				Reinsurance - 0.7%
	168,360	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$211,241
	4,000,000	0.00	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	4,141,200
	600,000	0.00	NR/NR	Kane SAC, Ltd. Floating Rate Note	604,860
	2,500		NR/NR	Lorenz Re, Ltd., (Cat Bond) (Perpetual) (c)*	256,950
					$5,214,251
				Total Insurance	$6,820,751
				Real Estate - 0.1%
				Diversified REIT - 0.1%
	400		A-/A3	Firstar Realty LLC, 8.875% (Perpetual) (144A)	$497,250
				Total Real Estate	$497,250
				Telecommunication Services - 0.0% †
				Integrated Telecommunication Services - 0.0% †
	4,400		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$116,292
				Total Telecommunication Services	$116,292
				Utilities - 0.1%
				Electric Utilities - 0.1%
	25,000		BB+/Ba1	PPL Capital Funding, Inc., 5.9%, 4/30/73	$613,250
				Total Utilities	$613,250
				TOTAL PREFERRED STOCKS
				(Cost $18,148,531)	$18,782,996

				CONVERTIBLE PREFERRED STOCKS - 1.1%
				Energy - 0.2%
				Oil & Gas Exploration & Production - 0.2%
	7,300		NR/NR	Penn Virginia Corp., 6.0% (Perpetual) (144A)	$873,153
	7,500		CCC/NR	SandRidge Energy, Inc., 7.0% (Perpetual)	831,094
					$1,704,247
				Total Energy	$1,704,247
				Consumer Durables & Apparel - 0.1%
				Home Furnishings - 0.1%
	13,100		NR/NR	Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$1,038,175
				Total Consumer Durables & Apparel	$1,038,175
				Food, Beverage & Tobacco - 0.2%
				Packaged Foods & Meats - 0.2%
	11,800		NR/NR	Post Holdings, Inc., 2.5% (Perpetual) (144A)	$1,202,862
				Total Food, Beverage & Tobacco	$1,202,862
				Banks - 0.2%
				Diversified Banks - 0.2%
	1,050		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$1,274,700
				Total Banks	$1,274,700
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.2%
	1,340		BB+/Ba3	Bank of America Corp., 7.25% (Perpetual)	$1,563,780
				Asset Management & Custody Banks - 0.2%
	28,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$1,765,750
				Total Diversified Financials	$3,329,530
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $7,977,852)	$8,549,514
	Shares
				COMMON STOCKS - 0.0% †
				Materials - 0.0% †
				Diversified Metals & Mining - 0.0% †
	922,916			Mirabela Nickel, Ltd. *	$34,792
				Total Materials	$34,792
				TOTAL COMMON STOCKS
				(Cost $22,611)	$34,792
	Principal Amount ($)
				ASSET BACKED SECURITIES - 2.9%
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	328,442		BB/NR	Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)	$339,018
				Total Consumer Services	$339,018
				Health Care Equipment & Services - 0.1%
				Health Care Distributors - 0.1%
	750,000	3.08	BBB/NR	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	$751,875
				Total Health Care Equipment & Services	$751,875
				Banks - 2.2%
				Thrifts & Mortgage Finance - 2.2%
	1,242,177		B+/B3	Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)	$1,206,924
	553,391	1.35	A/Baa1	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)	496,697
	359,938	0.46	AA+/Baa3	Bayview Commercial Asset Trust, Floating Rate Note, 8/25/35 (144A)	324,726
	98,580		B+/B1	Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)	98,464
	750,000		NR/NR	CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)	748,813
	100,000		BB/NR	CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)	100,168
	39,559		BB/Ba3	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	40,700
	89,082		BB-/Ba2	Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)	92,823
	189,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	170,810
	1,900,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.948%, 9/25/36 (Step)	958,879
	98,375		B-/B2	Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)	103,477
	238,984		NR/Ba3	Conseco Financial Corp., 6.18%, 4/1/30	245,453
	23,024	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	23,070
	459,837	0.32	NR/Caa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/36 (144A)	437,908
	700,000		BB/NR	Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20	721,518
	272,139	7.78	NR/Caa2	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	269,470
	570,000	5.00	NR/NR	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53	544,979
	1,000,000		BBB-/NR	GS Mortgage Securities Trust 14-NEW, 3.79%, 1/10/31 (144A)	963,891
	400,000		BBB/NR	HLSS Servicer Advance Receivables Trust, 4.4584%, 1/15/48 (144A)	406,800
	94,095		BBB/NR	Icon Brands Holdings LLC, 4.352%, 1/25/43 (144A)	95,108
	358,317		NR/Baa1	Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	362,330
	775,000	5.50	BBB/Baa1	Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)	763,552
	1,360,000		NR/Ba2	Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	1,375,096
	319,061	0.91	BBB-/Ba2	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	296,779
	330,331		NR/NR	Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	340,006
	1,250,000		NR/NR	Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,254,688
	1,062,034		A+/Baa2	RAMP Series 2004-RZ1 Trust, 4.82%, 3/25/34 (Step)	1,061,628
	276,359		CC/Caa2	RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)	266,521
	250,000	6.55	NR/NR	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	246,118
	450,000		BBB/NR	SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	473,370
	446,631		A+/NR	Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)	492,969
	196,119		A+/NR	STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	199,681
	991,667		BBB/NR	TAL Advantage V LLC, 3.97%, 5/20/39	998,355
	150,000		BB/NR	United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	151,432
					$16,333,203
				Total Banks	$16,333,203
				Diversified Financials - 0.5%
				Other Diversified Financial Services - 0.5%
	399,955		NR/NR	AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$406,494
	249,972		NR/NR	AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18	253,944
	19,465		A/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	20,223
	750,000		NR/NR	Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19	748,636
	242,713		BB/NR	Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	263,128
	500,000		BB/NR	Springleaf Funding Trust 2013-A, 5.0%, 9/15/21 (144A)	503,878
	580,000		BBB/NR	TAL Advantage V LLC, 4.1%, 2/22/39	587,558
	1,167,980		NR/NR	TOPRE_13-LTR, 3.47%, 11/20/28 (144A)	1,169,260
					$3,953,121
				Total Diversified Financials	$3,953,121
				TOTAL ASSET BACKED SECURITIES
				(Cost $21,184,057)	$21,377,217

				COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
				Consumer Services - 0.2%
				Hotels, Resorts & Cruise Lines - 0.2%
	1,327,000		BB+/NR	Motel 6 Trust, 4.2743%, 10/5/25 (144A)	$1,313,177
				Total Consumer Services	$1,313,177
				Health Care Equipment & Services - 0.2%
				Health Care Distributors - 0.2%
	879,777		NR/NR	Rialto Capital Management LLC, 2.85%, 5/15/24	$879,850
	750,000		NR/NR	Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 4/27/54 (Step) (144A)	737,817
					$1,617,667
				Total Health Care Equipment & Services	$1,617,667
				Banks - 9.5%
				Thrifts & Mortgage Finance - 9.5%
	350,000		NR/NR	A10 Securitization 2013-1 LLC, 4.7%, 11/15/25 (144A)	$348,533
	139,000		NR/NR	A10 Securitization 2013-1 LLC, 6.41%, 11/15/25 (144A)	138,434
	136,353		BBB-/B3	Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34	137,768
	77,905	2.32	BB/B2	American Home Mortgage Investment Trust 2005-1 REMICS, Floating Rate Note, 6/25/45	77,686
	1,750,000	5.77	B-/B3	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	1,827,091
	141,920	6.33	BBB/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 9/10/47 (144A)	145,383
	83,542		CCC/NR	Banc of America Mortgage Trust 2004-2, 5.5%, 3/25/34	78,404
	132,853	2.06	A+/Ba1	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	124,098
	500,000	5.59	BBB/NR	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	478,374
	100,000	5.21	NR/Ba1	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	100,964
	2,642,507		BB/NR	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,690,664
	2,000,000	5.90	NR/B1	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40	2,071,860
	400,000	4.45	NR/NR	CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)	400,000
	2,500,000	5.40	BB+/Ba1	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	2,530,675
	64,695	5.72	B-/NR	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	65,937
	300,000	5.97	NR/Baa3	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49	314,198
	59,169		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	63,607
	629,938	0.65	A+/A2	CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)	571,511
	1,200,000	5.57	NR/Ba3	COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)	1,236,929
	2,000,000		NR/B3	COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	2,020,986
	100,000	5.02	NR/Baa3	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/15/45 (144A)	99,141
	303,000	4.73	BBB-/Baa3	COMM 2012-CCRE4 Mortgage Trust, Floating Rate Note, 10/15/45 (144A)	294,072
	1,400,000	4.50	BB-/NR	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28	1,401,859
	1,400,000	0.00	BB-/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/11/27	1,400,000
	1,600,000	6.26	B-/NR	Commercial Mortgage Trust 2007-GG11, Floating Rate Note, 12/10/49	1,670,291
	1,500,000		BBB/B1	Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	1,520,860
	256,537		NR/Caa1	Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)	251,845
	1,511,230		CCC/Caa1	Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 12/25/35	1,418,685
	481,988	5.44	B-/Caa2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33	406,399
	1,150,000	5.10	BBB-/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	1,167,620
	100,000	5.14	B-/B3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	90,564
	1,400,000	5.10	B/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38 (144A)	1,273,132
	2,000,000	3.26	BB-/NR	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29	2,002,176
	113,538	5.62	NR/A2	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)	128,074
	530,000	0.00	BB-/NR	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/19 (144A)	530,046
	300,000	4.90	NR/NR	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/8/31 (144A)	300,562
	152,083		NR/NR	Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)	155,826
	350,000	5.33	BBB-/NR	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	355,684
	492,129		CCC/B3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	460,348
	235,609		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	200,268
	837,706		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	787,962
	170,830		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	130,175
	200,000	6.05	BB+/Ba2	GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38	199,804
	950,000	3.75	NR/Ba2	GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)	959,189
	700,000	5.75	BB-/NR	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	729,115
	1,000,000	5.78	B+/NR	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	999,615
	110,000	5.83	NR/Baa3	GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)	114,897
	189,738		NR/NR	Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	185,772
	1,300,000	5.04	NR/Ba2	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42	1,334,307
	1,400,000		B/B3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	1,437,094
	1,400,000	6.06	B-/Ba2	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45	1,453,126
	1,725,000	6.22	B-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	1,791,005
	1,900,000	3.11	BB/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	1,911,786
	1,530,000	3.75	BB-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29	1,529,998
	165,393	2.63	NR/Caa1	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	160,696
	922,339	4.50	BBB/Baa2	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)	915,421
	1,000,000	5.38	NR/B1	LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40	1,025,859
	1,963,990	5.28	BB/NR	LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	2,035,705
	509,535	0.35	BBB+/A3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	420,325
	584,194	2.40	BB+/Ba1	MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33	582,631
	160,109	5.24	B-/B3	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	152,858
	101,563		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	103,338
	250,112		D/Caa3	Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	190,829
	1,400,000	5.48	NR/Ba2	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	1,439,483
	1,500,000	5.57	NR/B1	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,539,513
	1,000,000		BB/NR	New Residential Advance Receivables Trust Advance Receivables Backed 2014-VF1, 3.6491%, 3/15/45	1,000,784
	300,000	6.65	NR/NR	New York Mortgage Securitization Trust 2012-1, Floating Rate Note, 12/27/47 (144A)	300,000
	300,000	4.39	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	304,399
	1,500,000	5.15	NR/Baa3	NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)	1,515,000
	1,000,000		NR/NR	ORES 2014-LV3 LLC, 6.0%, 3/27/24	998,690
	500,000		NR/NR	Progreso Receivables Funding II LLC, 6.0%, 7/8/19 (144A)	500,000
	210,631		NR/Baa3	RCMC LLC, 5.62346%, 11/15/44 (144A)	216,957
	683,301	1.45	B-/B2	RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)	581,861
	455,397	1.55	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	395,667
	200,000	5.30	BBB/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	206,883
	250,000	5.58	BB/NR	Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)	249,976
	69,926	2.44	A+/NR	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	70,260
	124,972	1.66	A+/B1	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33	120,382
	17,054		CC/Caa2	Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35	15,738
	30,000		BB/B1	TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	31,869
	2,499,816	4.75	NR/NR	Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53	2,490,887
	1,499,408		NR/NR	VOLT XX LLC, 5.25%, 2/1/39 (Step) (144A)	1,505,968
	1,000,000		NR/NR	VOLT XXIV LLC, 4.75%, 11/25/53 (Step)	993,673
	1,600,000	5.54	BB+/B2	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44	1,638,314
	304,000	5.66	BB-/Ba3	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	313,453
	1,500,000	5.63	B+/B3	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Floating Rate Note, 10/15/48	1,538,030
	1,813,000	6.16	B-/B1	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	1,906,656
	1,500,000	3.65	BB/NR	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27	1,498,038
	100,000		NR/Ba2	Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43 (144A)	87,051
	100,000	5.65	NR/Baa3	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	106,704
	50,000	5.42	NR/Baa1	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)	54,259
	200,000	4.50	BBB-/NR	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)	191,076
					$71,513,632
				Total Banks	$71,513,632
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.7%
	1,300,000	5.15	NR/NR	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	$1,308,190
	854,365	0.85	B+/Ba2	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33	776,713
	1,900,000	2.90	BBB-/Baa3	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	1,908,362
	20,613	7.25	B+/Baa3	Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)	21,146
	1,401,472	4.25	NR/NR	TOPRE_13-LTR, Floating Rate Note, 11/20/28 (144A)	1,403,640
					$5,418,051
				Total Diversified Financials	$5,418,051
				Government - 0.2%
				Government - 0.2%
	175,000		AA+/Aaa	Federal Home Loan Mortgage Corp., 4.176%, 5/25/45 (144A)	$177,842
	200,000		AA+/Aaa	FREMF Mortgage Trust 2012-K708, 3.891%, 2/25/45 (144A)	205,686
	1,000,000		AA+/Aaa	FREMF Mortgage Trust 2013-K28, 3.614%, 6/25/46 (144A)	966,670
	335,494		AA+/Aaa	Government National Mortgage Association, 1.033%, 3/16/53	24,874
					$1,375,072
				Total Government	$1,375,072
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $79,722,412)	$81,237,599

				CORPORATE BONDS - 46.9%
				Energy - 8.3%
				Oil & Gas Drilling - 1.2%
	900,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$959,625
	845,000		B/B2	Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	864,012
	965,000		B/B3	Hercules Offshore, Inc., 6.75%, 4/1/22 (144A)	919,162
	905,000		B/B3	Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	957,038
	1,960,000		CCC+/Caa1	Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	1,940,400
	600,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	634,500
	450,000		B+/B1	Pacific Drilling SA, 5.375%, 6/1/20 (144A)	441,000
	500,000		B+/B2	Pioneer Energy Services Corp., 6.125%, 3/15/22 (144A)	518,125
	1,215,000		B+/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	1,300,050
	550,000		BB-/B1	Unit Corp., 6.625%, 5/15/21	587,125
					$9,121,037
				Oil & Gas Equipment & Services - 0.3%
	280,000		B+/B2	Basic Energy Services, Inc., 7.75%, 10/15/22	$312,900
	385,000		BB-/B1	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	413,875
	1,080,000		B-/B2	FTS International, Inc., 6.25%, 5/1/22 (144A)	1,104,300
	585,000		BB-/B1	Key Energy Services, Inc., 6.75%, 3/1/21	608,400
					$2,439,475
				Integrated Oil & Gas - 0.5%
	990,000		NR/NR	American Energy - Utica LLC, 3.5%, 3/1/21 (3.50% Cash, 0.0% PIK) (144A) (PIK)	$1,064,250
	1,360,000		B/B3	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	1,455,200
	400,000		B-/B3	Jones Energy Holdings LLC, 6.75%, 4/1/22 (144A)	422,000
	900,000		BBB+/A3	Petroleos Mexicanos, 3.5%, 7/18/18	945,900
					$3,887,350
				Oil & Gas Exploration & Production - 4.0%
	2,020,000		B-/B3	Approach Resources, Inc., 7.0%, 6/15/21	$2,105,850
	470,000		CCC+/B3	Athlon Holdings LP, 7.375%, 4/15/21 (144A)	512,300
	345,000		B-/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21	369,150
	650,000		B-/B3	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	713,375
	1,200,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	1,278,000
	375,000		BB+/Ba3	Concho Resources, Inc., 5.5%, 4/1/23	403,125
	1,150,000		B-/B3	EV Energy Partners LP, 8.0%, 4/15/19	1,207,500
	1,190,000		B-/B3	Gulfport Energy Corp., 7.75%, 11/1/20	1,288,175
	570,000		CCC+/Caa1	Halcon Resources Corp., 8.875%, 5/15/21	612,750
	1,050,000		CCC+/Caa1	Halcon Resources Corp., 9.75%, 7/15/20	1,145,812
	1,300,000		B/NR	Legacy Reserves LP, 6.625%, 12/1/21 (144A)	1,319,500
	1,265,000		B-/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	1,328,250
	900,000		B+/NR	Linn Energy LLC, 6.25%, 11/1/19	942,750
	770,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21	805,612
	650,000		CCC+/Caa1	Midstates Petroleum Co., Inc., 10.75%, 10/1/20	737,750
	800,000		CCC+/Caa1	Midstates Petroleum Co., Inc., 9.25%, 6/1/21	878,000
	400,000		NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	392,000
	880,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	939,400
	500,000		B+/B2	Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)	545,000
	600,000		B-/Caa1	Penn Virginia Corp., 7.25%, 4/15/19	636,000
	430,000		B-/Caa1	Penn Virginia Corp., 8.5%, 5/1/20	480,525
	500,000		B/Caa1	PetroQuest Energy, Inc., 10.0%, 9/1/17	527,550
	640,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20	699,200
	400,000		BB/Ba2	Range Resources Corp., 5.0%, 3/15/23	426,000
	1,345,000		B-/B3	RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)	1,459,325
	515,000		B+/B1	Rosetta Resources, Inc., 5.625%, 5/1/21	529,806
	390,000		CCC+/B3	Samson Investment Co., 10.5%, 2/15/20 (144A)	410,962
	1,680,000		B-/B3	Sanchez Energy Corp., 6.125%, 1/15/23 (144A)	1,734,600
	380,000		B-/B3	Sanchez Energy Corp., 7.75%, 6/15/21 (144A)	412,300
	700,000		B-/B2	SandRidge Energy, Inc., 7.5%, 2/15/23	759,500
	455,000		BBB/Ba2	SM Energy Co., 5.0%, 1/15/24	452,725
	150,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	165,375
	1,950,000		B/B3	Swift Energy Co., 7.875%, 3/1/22	2,037,750
	420,000		CCC+/Caa1	Talos Production LLC, 9.75%, 2/15/18 (144A)	445,200
CAD	820,000		B/NR	Trilogy Energy Corp., 7.25%, 12/13/19 (144A)	819,000
	680,000		BB/B2	Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)	714,000
					$30,234,117
				Oil & Gas Refining & Marketing - 0.1%
	1,000,000		BB/Ba3	Murphy Oil USA, Inc., 6.0%, 8/15/23	$1,052,500
				Oil & Gas Storage & Transportation - 2.0%
	3,500,000		BBB-/Baa3	Buckeye Partners LP, 4.15%, 7/1/23	$3,607,359
	373,000		BBB/Baa2	Copano Energy LLC, 7.125%, 4/1/21	422,700
	1,550,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	1,472,500
	2,005,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	2,170,412
NOK	2,000,000	6.96	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	343,192
	425,000		BB/Ba3	Penn Virginia Resource Partners LP, 6.5%, 5/15/21	463,250
	1,645,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,739,588
	3,600,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	3,551,216
	740,000		BB/Ba3	Targa Resources Partners LP, 4.25%, 11/15/23	735,375
	100,000		BB+/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	120,498
					$14,626,090
				Coal & Consumable Fuels - 0.2%
	250,000		NR/NR	James River Coal Co., 7.875%, 4/1/19 (e)	$30,625
	650,000		B-/Caa1	Murray Energy Corp., 8.625%, 6/15/21 (144A)	703,625
EURO	300,000		C/Ca	New World Resources NV, 7.875%, 1/15/21 (144A)	65,741
	300,000		B+/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	320,250
					$1,120,241
				Total Energy	$62,480,810
				Materials - 3.9%
				Commodity Chemicals - 0.6%
	500,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23	$497,500
	1,700,000		CCC+/Caa1	Hexion US Finance Corp., 8.875%, 2/1/18	1,768,000
	1,050,000		BB-/B2	Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)	1,102,500
	1,270,000		BB-/B2	Tronox Finance LLC, 6.375%, 8/15/20	1,311,275
					$4,679,275
				Fertilizers & Agricultural Chemicals - 0.0% †
	200,000		NR/Baa3	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	$198,250
				Specialty Chemicals - 0.2%
	930,000		BB-/B1	Chemtura Corp., 5.75%, 7/15/21	$964,875
	600,000		B-/B3	INEOS Group Holdings SA, 5.875%, 2/15/19	615,000
	190,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	191,900
					$1,771,775
				Construction Materials - 0.3%
	200,000		B+/NR	Cemex Finance LLC, 6.0%, 4/1/24 (144A)	$208,250
	550,000		B+/NR	Cemex SAB de CV, 5.875%, 3/25/19 (144A)	574,750
	300,000		B+/NR	Cemex SAB de CV, 7.25%, 1/15/21 (144A)	330,000
	860,000		BB-/B1	OAS Finance, Ltd., 8.0%, 7/2/21 (144A)	868,600
					$1,981,600
				Metal & Glass Containers - 0.5%
	485,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$511,675
	138,900		CCC+/NR	ARD Finance SA, 11.125%, 6/1/18 (0.00% Cash, 11.125% PIK) (144A) (PIK)	147,026
	350,000		CCC+/Caa2	Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	360,500
EURO	600,000		CCC+/Caa1	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	871,066
	200,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)	206,500
EURO	150,000		B+/Ba3	Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)	216,226
	200,000		CCC+/Caa2	Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)	205,000
	300,000		CCC+/Caa2	Beverage Packaging Holdings Luxembourg II SA, 6.0%, 6/15/17 (144A)	307,500
	425,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	462,188
	330,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	365,475
					$3,653,156
				Paper Packaging - 0.3%
	1,910,000		B/Ba3	Cascades, Inc., 5.5%, 7/15/22 (144A)	$1,905,225
	340,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	349,180
					$2,254,405
				Diversified Metals & Mining - 0.9%
	1,705,000		BB/Ba3	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$1,705,000
	400,000		BB-/B1	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	373,000
	690,000		B+/B1	First Quantum Minerals, Ltd., 7.25%, 5/15/22 (144A)	719,325
	500,000		B/B3	Global Brass & Copper, Inc., 9.5%, 6/1/19	570,000
	400,000		BB+/Ba1	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)	368,000
	325,000		BB-/B1	KGHM International, Ltd., 7.75%, 6/15/19 (144A)	348,969
	100,000		D/NR	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (e)	43,000
	500,000		BBB-/Baa2	MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	502,500
	50,000		CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20	46,000
	265,000		B/Caa1	Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)	298,788
	650,000		BB/Ba3	Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	671,970
	900,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	1,008,000
					$6,654,552
				Gold - 0.0% †
	380,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$351,500
				Steel - 0.7%
	730,000		BB/Ba3	BlueScope Steel Finance, Ltd., 7.125%, 5/1/18 (144A)	$783,838
	500,000		CCC+/Caa2	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	480,000
	200,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	200,868
	620,000		B-/Caa1	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	632,400
	400,000		BB/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	388,000
	1,100,000		NR/Caa2	Metinvest BV, 8.75%, 2/14/18 (144A)	957,000
	490,000		BBB/Baa3	Reliance Steel & Aluminum Co., 4.5%, 4/15/23	499,879
	1,000,000		BB+/Ba2	Steel Dynamics, Inc., 5.25%, 4/15/23	1,035,000
					$4,976,985
				Paper Products - 0.4%
	365,000		BB/Ba3	Neenah Paper, Inc., 5.25%, 5/15/21 (144A)	$370,475
	1,610,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23	1,585,850
	400,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	422,000
	630,000		B-/Caa1	Unifrax I LLC, 7.5%, 2/15/19 (144A)	658,350
					$3,036,675
				Total Materials	$29,558,173
				Capital Goods - 2.8%
				Aerospace & Defense - 0.6%
	825,000		BB-/Ba3	Bombardier, Inc., 4.75%, 4/15/19	$839,438
	1,950,000		BB-/Ba3	Bombardier, Inc., 6.0%, 10/15/22	1,998,750
	865,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21	856,350
	1,050,000		B+/Ba3	Spirit AeroSystems, Inc., 5.25%, 3/15/22 (144A)	1,065,750
					$4,760,288
				Building Products - 0.6%
	1,000,000		BB-/NR	Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,040,000
	2,375,000		BB-/B1	Griffon Corp., 5.25%, 3/1/22	2,360,156
	135,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	158,857
	600,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	648,000
					$4,207,013
				Construction & Engineering - 0.3%
	900,000		B/B2	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$1,017,000
	150,000		B/B2	Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	158,625
	500,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	528,750
	800,000		BB-/B1	OAS Investments GmbH, 8.25%, 10/19/19 (144A)	828,000
					$2,532,375
				Electrical Components & Equipment - 0.0% †
	100,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$102,750
				Industrial Conglomerates - 0.2%
	475,000		B/B3	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$439,375
	500,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	556,250
	450,000		BB/NR	Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	445,500
	400,000		BB+/Ba1	Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)	386,000
					$1,827,125
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	400,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$416,000
	350,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	396,315
	1,075,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	1,122,031
					$1,934,346
				Industrial Machinery - 0.5%
	400,000		B-/Caa1	BC Mountain LLC, 7.0%, 2/1/21 (144A)	$387,000
	220,000		B/B3	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	229,900
	1,670,000		CCC+/Caa2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	1,252,500
	275,000		B/NR	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	307,656
	400,000		B/Caa1	Mueller Water Products, Inc., 7.375%, 6/1/17	406,500
	798,000		B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	847,875
					$3,431,431
				Trading Companies & Distributors - 0.3%
	200,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$219,000
	200,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	224,985
	220,000		B+/B2	Avis Budget Car Rental LLC, 5.5%, 4/1/23	224,950
EURO	150,000		B+/B2	Avis Budget Finance Plc, 6.0%, 3/1/21 (144A)	218,691
	590,000		BB/B3	Fly Leasing, Ltd., 6.75%, 12/15/20	628,350
	600,000		BB/Ba3	Rexel SA, 5.25%, 6/15/20 (144A)	624,000
					$2,139,976
				Total Capital Goods	$20,935,304
				Commercial Services & Supplies - 1.0%
				Commercial Printing - 0.2%
	1,210,000		B/B3	Cenveo Corp., 6.0%, 8/1/19 (144A)	$1,210,000
				Environmental & Facilities Services - 0.4%
	1,130,000		B/Ba3	Covanta Holding Corp., 5.875%, 3/1/24	$1,168,138
	100,000		B-/Caa2	Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	92,750
	1,365,000		B/B3	Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	1,446,900
					$2,707,788
				Diversified Support Services - 0.3%
	415,000		B-/B1	Iron Mountain, Inc., 5.75%, 8/15/24	$427,450
	1,025,000		B/Caa2	NANA Development Corp., 9.5%, 3/15/19 (144A)	999,375
	805,000		B+/Ba3	Transfield Services, Ltd., 8.375%, 5/15/20 (144A)	827,138
					$2,253,963
				Security & Alarm Services - 0.1%
	930,000		BB+/Ba2	Allegion US Holding Co., Inc., 5.75%, 10/1/21 (144A)	$978,825
				Total Commercial Services & Supplies	$7,150,576
				Transportation - 1.2%
				Airlines - 0.7%
	488,076		A/Baa2	Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$494,177
	500,000		B+/B2	Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	517,600
	11,883		BB+/Ba2	Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	12,729
	49,861		BB-/Ba1	Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	53,441
	400,000		BBB/Ba2	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	428,000
	900,000		BBB-/Ba3	Delta Air Lines 2010-2 Class B Pass Through Trust, 6.75%, 11/23/15 (144A)	963,000
	540,000		BBB-/NR	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	568,615
	105,000		BBB+/Ba1	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	104,475
	825,000		NR/NR	Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	870,375
	475,000		B/B2	United Continental Holdings, Inc., 6.0%, 7/15/26	463,125
	400,000		A-/Baa1	US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	406,000
	200,000		BB/Ba2	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	207,000
					$5,088,537
				Marine - 0.1%
	600,000		B+/B2	Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)	$624,000
				Railroads - 0.2%
	350,000		B+/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$288,750
	1,370,000		B/B3	Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	1,447,062
					$1,735,812
				Trucking - 0.2%
	1,000,000		CCC+/B2	Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$1,100,000
	325,000		BBB-/A3	Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	305,175
					$1,405,175
				Airport Services - 0.0% †
	178,880		CCC-/Caa1	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$187,824
				Total Transportation	$9,041,348
				Automobiles & Components - 0.9%
				Auto Parts & Equipment - 0.9%
	830,000		BB+/B2	Dana Holding Corp., 6.0%, 9/15/23	$879,800
	1,215,000		BB/B1	Gestamp Funding Luxembourg SA, 5.625%, 5/31/20 (144A)	1,266,638
	400,000		B/Caa1	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	425,000
	400,000		B-/B3	Meritor, Inc., 6.75%, 6/15/21	430,240
	535,000		B/B3	Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)	581,812
	1,000,000		BB-/Ba2	Schaeffler Finance BV, 4.75%, 5/15/21 (144A)	1,030,000
	520,000		B/B1	Schaeffler Holding Finance BV, 6.875%, 8/15/18 (6.875% Cash, 7.625% PIK) (144A) (PIK)	547,950
	1,050,000		B+/B2	Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	1,097,250
					$6,258,690
				Tires & Rubber - 0.0% †
	210,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$233,100
				Total Automobiles & Components	$6,491,790
				Consumer Durables & Apparel - 1.2%
				Homebuilding - 1.0%
	280,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$291,200
	500,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	528,750
	905,000		BB/Ba1	DR Horton, Inc., 5.75%, 8/15/23	972,875
	1,400,000		B/B2	KB Home, 7.0%, 12/15/21	1,526,000
	200,000		B/B2	KB Home, Inc., 8.0%, 3/15/20	229,500
	1,175,000		BB-/Ba3	Lennar Corp., 4.5%, 6/15/19	1,202,906
	450,000		BB-/Ba3	Lennar Corp., 4.75%, 11/15/22	447,750
	1,150,000		BB+/Baa3	MDC Holdings, Inc., 5.5%, 1/15/24	1,195,357
	1,000,000		B+/B2	Standard Pacific Corp., 6.25%, 12/15/21	1,067,500
	95,000		BB-/B1	The Ryland Group, Inc., 5.375%, 10/1/22	94,288
	200,000		NR/NR	Urbi Desarrollos Urbanos SAB de CV, 1/21/20 (144A) (c) (e)	22,000
					$7,578,126
				Textiles - 0.1%
	400,000		B/B2	Springs Industries, Inc., 6.25%, 6/1/21	$408,000
				Household Appliances - 0.1%
	400,000		BB+/NR	Arcelik AS, 5.0%, 4/3/23 (144A)	$384,400
				Leisure Products - 0.0% †
EURO	100,000		CCC+/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$143,627
				Total Consumer Durables & Apparel	$8,514,153
				Consumer Services - 0.6%
				Casinos & Gaming - 0.3%
EURO	750,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$1,065,720
EURO	300,000	8.25	BB+/Ba2	GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)	442,436
	250,000		B+/B3	MGM Resorts International, Inc., 6.75%, 10/1/20	279,062
	205,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	198,338
					$1,985,556
				Hotels, Resorts & Cruise Lines - 0.0% †
	200,000		B-/B2	Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19	$218,250
	210,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	232,050
					$450,300
				Restaurants - 0.1%
EURO	585,000		BB-/B2	Elior Finance & Co. SCA, 6.5%, 5/1/20 (144A)	$885,376
				Specialized Consumer Services - 0.2%
	1,135,000		BB-/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)	$1,103,788
	375,000		B-/B3	StoneMor Partners LP, 7.875%, 6/1/21 (144A)	393,750
					$1,497,538
				Total Consumer Services	$4,818,770
				Media - 1.1%
				Advertising - 0.1%
	600,000		BB-/Ba2	Lamar Media Corp., 5.375%, 1/15/24	$621,000
	445,000		B-/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)	469,475
					$1,090,475
				Broadcasting - 0.3%
	350,000		B-/Caa2	Intelsat Luxembourg SA, 7.75%, 6/1/21	$370,562
EURO	100,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	163,119
	1,325,000		B+/B2	Quebecor Media, Inc., 5.75%, 1/15/23	1,361,438
	275,000		B+/B2	Univision Communications, Inc., 5.125%, 5/15/23 (144A)	291,156
					$2,186,275
				Cable & Satellite - 0.3%
	475,000		BB-/B1	CCO Holdings LLC, 5.75%, 9/1/23	$492,219
	100,000		BB-/B1	CCO Holdings LLC, 6.5%, 4/30/21	106,500
	250,000		B+/B3	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	265,938
	500,000		B+/Ba3	Numericable Group SA, 6.0%, 5/15/22 (144A)	520,000
	370,000		BB/B1	Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)	354,275
	200,000		BBB-/Baa3	Sirius XM Radio, Inc., 5.25%, 8/15/22 (144A)	215,500
					$1,954,432
				Movies & Entertainment - 0.2%
	100,000		CCC-/Caa2	Production Resource Group, Inc., 8.875%, 5/1/19	$83,000
	675,000		B-/B3	Regal Entertainment Group, 5.75%, 3/15/22	700,312
	470,000		B-/B3	Regal Entertainment Group, Inc., 5.75%, 2/1/25	475,875
	171,000		B+/B1	WMG Acquisition Corp., 6.0%, 1/15/21 (144A)	176,558
					$1,435,745
				Publishing - 0.2%
	1,620,000		BB+/Ba1	Gannett Co., Inc., 6.375%, 10/15/23 (144A)	$1,729,350
	100,000		B-/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	107,750
					$1,837,100
				Total Media	$8,504,027
				Retailing - 0.9%
				Distributors - 0.0% †
	250,000		BB-/Ba3	LKQ Corp., 4.75%, 5/15/23	$246,500
				Department Stores - 0.1%
	525,000		B/NR	Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$535,500
	500,000		CCC+/Caa2	Neiman Marcus Group, Ltd. LLC, 8.75%, 10/15/21 (8.75% Cash, 9.50% PIK) (144A) (PIK)	545,000
					$1,080,500
				Apparel Retail - 0.1%
	750,000		B+/B3	Brown Shoe Co., Inc., 7.125%, 5/15/19	$791,250
				Specialty Stores - 0.5%
	1,410,000		BB-/Ba3	Outerwall, Inc., 5.875%, 6/15/21 (144A)	$1,420,575
	435,000		BB-/Ba3	Outerwall, Inc., 6.0%, 3/15/19	451,312
	1,000,000		CCC+/Caa1	Petco Holdings, Inc., 8.5%, 10/15/17 (8.50% Cash, 9.25% PIK) (144A) (PIK)	1,025,000
	600,000		B/B3	Radio Systems Corp., 8.375%, 11/1/19 (144A)	662,250
					$3,559,137
				Automotive Retail - 0.2%
	1,325,000		BB/Ba3	CST Brands, Inc., 5.0%, 5/1/23	$1,325,000
				Total Retailing	$7,002,387
				Food & Staples Retailing - 0.2%
				Food Retail - 0.2%
	1,150,000		NR/B1	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$1,155,750
				Total Food & Staples Retailing	$1,155,750
				Food, Beverage & Tobacco - 1.5%
				Distillers & Vintners - 0.1%
	470,000		BB+/Ba1	Constellation Brands, Inc., 3.75%, 5/1/21	$467,062
	485,000		BB+/Ba1	Constellation Brands, Inc., 4.25%, 5/1/23	486,819
					$953,881
				Soft Drinks - 0.0% †
	195,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$208,162
				Agricultural Products - 0.4%
	240,000		BB/Ba2	Cosan Luxembourg SA, 5.0%, 3/14/23 (144A)	$229,200
	1,060,000		BB+/B1	Darling Ingredients, Inc., 5.375%, 1/15/22 (144A)	1,099,750
	800,000		B/B2	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	812,000
	750,000		B-/NR	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	706,875
					$2,847,825
				Packaged Foods & Meats - 0.8%
	75,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$84,188
	400,000		BB-/B1	B&G Foods, Inc., 4.625%, 6/1/21	401,000
	300,000		BB+/Ba1	Barry Callebaut Services NV, 5.5%, 6/15/23 (144A)	316,410
	250,000		BBB-/Baa3	BRF SA, 3.95%, 5/22/23 (144A)	236,250
	928,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21	1,010,360
	400,000		CCC+/Caa1	Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	405,000
	300,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	321,000
	1,605,000		B/B2	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	1,623,458
	200,000		B/B2	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	212,690
	100,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	107,500
	500,000		CCC/NR	MHP SA, 8.25%, 4/2/20 (144A)	457,600
	400,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	428,000
	200,000		B/B2	Post Holdings, Inc., 7.375%, 2/15/22	216,250
					$5,819,706
				Tobacco - 0.2%
	1,300,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$1,326,000
	175,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	172,833
					$1,498,833
				Total Food, Beverage & Tobacco	$11,328,407
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	255,000		B+/B2	Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$277,312
	785,000		CCC+/Caa1	Monitronics International, Inc., 9.125%, 4/1/20	837,988
					$1,115,300
				Total Household & Personal Products	$1,115,300
				Health Care Equipment & Services - 1.2%
				Health Care Equipment - 0.0% †
	142,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$156,910
				Health Care Supplies - 0.0% †
	100,000		B/B3	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$108,250
	100,000		CCC+/Caa2	Immucor, Inc., 11.125%, 8/15/19	111,500
					$219,750
				Health Care Services - 0.3%
	1,050,000		CCC/Caa2	BioScrip, Inc., 8.875%, 2/15/21 (144A)	$1,097,250
	1,360,000		B+/B1	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,368,500
	60,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	64,050
					$2,529,800
				Health Care Facilities - 0.6%
	200,000		B/B3	Capella Healthcare, Inc., 9.25%, 7/1/17	$210,000
	1,140,000		B-/B3	CHS, 6.875%, 2/1/22 (144A)	1,208,400
	165,000		B-/B3	CHS, Inc., 7.125%, 7/15/20	178,612
	1,075,000		B-/B3	CHS, Inc., 8.0%, 11/15/19	1,177,125
	400,000		B-/B3	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	402,000
	980,000		B+/Ba3	Tenet Healthcare Corp., 4.375%, 10/1/21	973,875
					$4,150,012
				Managed Health Care - 0.2%
	1,365,000		BB/Ba2	WellCare Health Plans, Inc., 5.75%, 11/15/20	$1,453,725
				Health Care Technology - 0.1%
	170,000		B+/B3	IMS Health, Inc., 6.0%, 11/1/20 (144A)	$178,500
	175,000		B/B3	MedAssets, Inc., 8.0%, 11/15/18	185,062
					$363,562
				Total Health Care Equipment & Services	$8,873,759
				Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
				Biotechnology - 0.1%
	600,000		B-/Caa1	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$623,250
				Pharmaceuticals - 0.7%
	1,375,000		B+/B1	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$1,373,281
	375,000		B+/B1	Endo Finance LLC, 5.75%, 1/15/22 (144A)	382,500
	645,000		B+/B1	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 (144A)	669,188
	705,000		CCC+/Caa2	JLL, 7.5%, 2/1/22 (144A)	729,675
	1,855,000		B/B2	Salix Pharmaceuticals, Ltd., 6.0%, 1/15/21 (144A)	1,989,488
	510,000		B/B1	Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)	541,875
					$5,686,007
				Total Pharmaceuticals, Biotechnology & Life Sciences	$6,309,257
				Banks - 2.2%
				Diversified Banks - 1.2%
	500,000		NR/Baa3	Banco de Bogota SA, 5.375%, 2/19/23 (144A)	$517,500
	250,000		BBB+/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	265,000
	400,000		NR/Baa2	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	451,000
	700,000		BB-/B1	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	693,729
	525,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	620,943
	500,000		BBB/Baa2	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	573,980
	250,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	259,008
	425,000	4.00	BBB+/A2	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)	432,416
	1,350,000		NR/NR	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)	1,400,625
	300,000		BB+/Ba1	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	306,000
	400,000	7.98	BBB+/Baa3	Wells Fargo & Co., Floating Rate Note (Perpetual)	455,000
	3,250,000	5.90	BBB+/Baa3	Wells Fargo & Co., Floating Rate Note, 12/29/49	3,447,438
					$9,422,639
				Regional Banks - 0.6%
	250,000		A/A2	HSBC Bank USA NA New York NY, 6.0%, 8/9/17	$281,664
	1,430,000	6.45	BBB/Baa3	M&T Bank Corp., Floating Rate Note (Perpetual)	1,524,738
	1,200,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,200,000
	1,150,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,282,250
					$4,288,652
				Thrifts & Mortgage Finance - 0.4%
	100,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$108,638
	1,450,000		B/B2	Ocwen Financial Corp., 6.625%, 5/15/19 (144A)	1,497,125
	1,425,000		B+/Ba3	Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	1,442,812
					$3,048,575
				Total Banks	$16,759,866
				Diversified Financials - 4.3%
				Other Diversified Financial Services - 1.6%
	750,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$829,622
	500,000	5.95	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	505,000
	1,300,000	5.90	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	1,313,000
	1,000,000		BBB/NR	Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c) (d)	624,740
	1,000,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	1,180,200
	200,000		A/A3	JPMorgan Chase & Co., 4.35%, 8/15/21	216,568
	1,525,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	1,462,094
	1,835,000	6.75	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	1,974,919
	1,150,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	1,221,830
	500,000		NR/Baa2	SUAM Finance BV, 4.875%, 4/17/24 (144A)	510,000
	1,030,000		B/B3	Summit Midstream Holdings LLC, 7.5%, 7/1/21	1,122,700
	100,000	0.00	BBB/NR	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)	74,736
	615,000	5.65	BB/Ba1	Voya Financial, Inc., Floating Rate Note, 5/15/53	625,762
					$11,661,171
				Specialized Finance - 0.8%
	1,095,000		NR/NR	AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$1,123,744
	900,000		BBB+/Baa1	BM&FBovespa SA, 5.5%, 7/16/20 (144A)	974,250
	500,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	554,752
	200,000		CCC+/Caa2	Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	204,000
	1,220,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 6/1/22	1,220,000
	825,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21	827,062
	355,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 8/1/18	365,650
	700,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)	735,000
					$6,004,458
				Consumer Finance - 0.2%
	125,000		BB-/Ba2	General Motors Financial Co, Inc., 4.25%, 5/15/23	$124,844
	100,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	101,990
	1,035,000		B/B3	TMX Finance LLC, 8.5%, 9/15/18 (144A)	1,097,100
					$1,323,934
				Asset Management & Custody Banks - 1.1%
	915,000		BBB/NR	Affiliated Managers Group, Inc., 4.25%, 2/15/24	$946,681
	300,000		A+/NR	Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)	309,426
	250,000		A+/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	272,948
	750,000		A+/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	906,262
	2,600,000		BB/NR	JBS Investment Management, Ltd., 7.25%, 4/3/24	2,691,000
	1,250,000		BBB/Baa1	Legg Mason, Inc., 3.95%, 7/15/24	1,261,739
	500,000		BBB/Baa1	Legg Mason, Inc., 5.625%, 1/15/44	543,486
	100,000		BB+/Ba1	Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	105,750
	1,250,000	4.50	BBB/Baa2	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	1,162,500
					$8,199,792
				Investment Banking & Brokerage - 0.6%
	625,000		BBB+/Baa3	Bank of America Corp., 6.11%, 1/29/37	$721,023
	200,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	274,744
	750,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	760,810
	250,000		BBB+/Baa3	Morgan Stanley, 4.875%, 11/1/22	268,354
	300,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.45%, 5/1/36	350,318
	225,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	270,683
	1,800,000		BBB/NR	UBS AG, 7.625%, 8/17/22	2,167,330
					$4,813,262
				Total Diversified Financials	$32,002,617
				Insurance - 6.2%
				Insurance Brokers - 0.2%
	700,000		BBB/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$831,986
GBP	100,000		NR/B1	Towergate Finance Plc, 8.5%, 2/15/18 (144A)	172,810
	500,000		CCC+/Caa2	USI, Inc. New York, 7.75%, 1/15/21 (144A)	513,750
					$1,518,546
				Life & Health Insurance - 0.3%
	650,000		BB/Ba2	CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$702,000
	500,000		BB-/B1	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	536,250
	300,000		BBB/Baa2	MetLife, Inc., 6.4%, 12/15/66	335,250
	400,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	434,500
					$2,008,000
				Multi-line Insurance - 0.0% †
	250,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$335,938
				Property & Casualty Insurance - 0.4%
GBP	850,000	6.62	NR/NR	Brit Insurance Holdings BV, Floating Rate Note, 12/9/30	$1,484,878
	250,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	272,858
	1,000,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	1,032,432
	200,000		A-/Baa2	QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	199,670
					$2,989,838
				Reinsurance - 5.3%
	250,000	0.00	NR/NR	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$250,525
	1,500,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	1,605,000
	250,000	3.42	BB/NR	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	257,350
	1,000,000	0.02	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	1,009,200
	650,000	11.08	BB-/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	675,480
	250,000	2.53	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	249,450
	500,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	504,650
	1,500,000	6.89	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,555,500
	250,000	0.00	NR/NR	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	244,925
	600,000	0.00	NR/NR	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	584,580
	250,000	10.26	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	253,150
	250,000	11.26	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	253,650
	250,000	9.05	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	265,600
	250,000	7.40	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	253,375
	350,000	5.02	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	351,120
	1,000,000	7.43	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,019,300
	600,000	0.00	NR/NR	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	593,640
	750,000	4.02	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	753,375
	1,100,000	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/12/15	973,390
	713,104	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/14/15	673,669
	805,000	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/13/16	815,787
	1,503,871	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/7/16	1,504,322
	1,505,000	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/18/16	1,560,083
	1,004,200	0.00	NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/12/15	1,008,719
	1,004,200	0.23	NR/NR	Kane SAC, Ltd., Floating Rate Note, 12/1/20	1,007,413
	350,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	343,770
	1,150,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	1,134,360
EURO	350,000	2.58	B+/NR	Lion I Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)	475,046
	500,000	9.78	NR/NR	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	511,250
	500,000	4.03	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	504,350
	500,000	0.00	NR/NR	Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	500,950
	500,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	516,742
	250,000	9.03	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	255,000
	250,000	12.03	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	257,575
	250,000	8.22	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	259,150
	1,000,000	8.55	B+/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	1,056,200
	500,000	11.78	B-/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	524,750
	250,000	8.03	NR/NR	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	254,450
	500,000	7.28	BB-/NR	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	512,550
	750,000	7.52	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	759,000
	1,000,000	8.52	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	1,017,400
	1,000,000	8.62	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,036,400
	600,000	8.78	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	626,520
	1,250,000	9.03	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,296,625
	250,000	8.93	NR/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	259,075
	600,000	5.78	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	621,900
	800,000	4.53	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	816,720
	250,000	12.78	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	271,100
	250,000	8.03	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	271,550
	500,000	10.03	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	548,600
	250,000	20.05	NR/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	252,400
	250,000	9.28	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	260,550
	1,250,000	4.03	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,238,250
	1,000,000	3.53	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	988,900
	250,000		NR/NR	Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)	263,800
	272		NR/NR	Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)	16,877
	700,000		NR/NR	Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)	709,030
	400,000		NR/NR	Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)	460,240
	110,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	115,500
	500,000	16.27	NR/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	507,850
	250,000	11.27	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	260,175
	500,000	8.52	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	517,550
	250,000	6.28	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,400
	250,000	2.72	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	254,125
	250,000	2.53	BB+/NR	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	252,650
	165,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	172,012
					$39,374,595
				Total Insurance	$46,226,917
				Real Estate - 0.7%
				Diversified REIT - 0.1%
	600,000		B/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$630,750
	400,000		NR/Baa2	Trust F, 5.25%, 12/15/24 (144A)	420,000
					$1,050,750
				Mortgage REIT - 0.4%
	170,000		B+/B3	iStar Financial, Inc., 4.875%, 7/1/18	$170,425
	2,570,000		NR/NR	NorthStar Realty Finance Corp., 3.0%, 9/30/14	2,565,076
					$2,735,501
				Office REIT - 0.0% †
	225,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	$215,148
				Specialized REIT - 0.1%
	840,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	$888,655
	150,000		BBB+/Baa1	Ventas Realty LP, 4.75%, 6/1/21	164,454
					$1,053,109
				Diversified Real Estate Activities - 0.1%
	340,000		B+/B1	Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$362,950
				Total Real Estate	$5,417,458
				Software & Services - 0.7%
				Internet Software & Services - 0.3%
	1,150,000		BB-/B2	Bankrate, Inc., 6.125%, 8/15/18 (144A)	$1,220,438
	50,000		BB/Ba3	Equinix, Inc., 7.0%, 7/15/21	55,250
	705,000		BB/Ba3	j2 Global, Inc., 8.0%, 8/1/20	763,162
	335,000		BB+/Baa3	VeriSign, Inc., 4.625%, 5/1/23	330,946
					$2,369,796
				Data Processing & Outsourced Services - 0.1%
	675,000		BB-/B2	NeuStar, Inc., 4.5%, 1/15/23	$583,875
	400,000		BB/Ba3	WEX, Inc., 4.75%, 2/1/23 (144A)	387,000
					$970,875
				Home Entertainment Software - 0.3%
	1,700,000		BB+/Ba2	Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$1,870,000
				Total Software & Services	$5,210,671
				Technology Hardware & Equipment - 1.2%
				Communications Equipment - 0.2%
	915,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23	$887,550
	650,000		B/B3	CommScope Holding Co., Inc., 6.625%, 6/1/20 (6.625% Cash, 7.375% PIK) (144A) (PIK)	693,875
	100,000		B-/B2	ViaSat, Inc., 6.875%, 6/15/20	107,750
					$1,689,175
				Computer Hardware - 0.1%
	185,000		BB/Ba3	NCR Corp., 5.0%, 7/15/22	$187,312
	660,000		BB/Ba3	NCR Corp., 6.375%, 12/15/23 (144A)	716,100
					$903,412
				Computer Storage & Peripherals - 0.3%
	1,100,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	$1,091,750
	885,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	891,638
					$1,983,388
				Electronic Equipment Manufacturers - 0.2%
	1,450,000		B+/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$1,533,375
				Electronic Components - 0.3%
EURO	300,000		B+/Ba2	Belden, Inc., 5.5%, 4/15/23 (144A)	$430,397
	1,860,000		B+/Ba2	Belden, Inc., 5.5%, 9/1/22 (144A)	1,925,100
					$2,355,497
				Electronic Manufacturing Services - 0.1%
	85,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20	$87,338
	145,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	150,075
					$237,413
				Total Technology Hardware & Equipment	$8,702,260
				Semiconductors & Semiconductor Equipment - 0.6%
				Semiconductor Equipment - 0.2%
	285,000		BB/B2	Amkor Technology, Inc., 6.375%, 10/1/22	$303,525
	800,000		BB-/B3	Entegris, Inc., 6.0%, 4/1/22 (144A)	824,000
					$1,127,525
				Semiconductors - 0.4%
	1,095,000		B/B2	Advanced Micro Devices, Inc., 6.75%, 3/1/19 (144A)	$1,167,544
	865,000		B/B2	Advanced Micro Devices, Inc., 7.0%, 7/1/24 (144A)	883,381
	445,000		B/B2	Advanced Micro Devices, Inc., 7.5%, 8/15/22	480,044
	750,000		BB/Ba3	Micron Technology, Inc., 5.875%, 2/15/22 (144A)	804,375
					$3,335,344
				Total Semiconductors & Semiconductor Equipment	$4,462,869
				Telecommunication Services - 3.1%
				Integrated Telecommunication Services - 2.3%
	3,500,000		A-/A3	AT&T, Inc., 3.9%, 3/11/24	$3,621,051
	500,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	542,500
	150,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	150,562
	800,000		BB/Ba2	CenturyLink, Inc., 7.65%, 3/15/42	798,000
	1,105,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,211,356
	250,000		BB-/Ba2	Frontier Communications Corp., 7.625%, 4/15/24	269,062
	500,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	580,000
	200,000		BB-/Ba2	Frontier Communications Corp., 9.0%, 8/15/31	215,500
	458,000		B+/B3	GCI, Inc., 8.625%, 11/15/19	483,762
	500,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	530,158
	150,000		BB-/Ba3	MasTec, Inc., 4.875%, 3/15/23	147,750
	200,000		A-/A2	Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)	187,244
EURO	200,000		B+/B1	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	294,601
	100,000		BB-/B1	tw telecom holdings inc, 5.375%, 10/1/22	109,375
	3,500,000		BBB+/Baa1	Verizon Communications, Inc., 4.15%, 3/15/24	3,654,532
	1,030,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	1,296,194
	500,000		BB-/Ba3	Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)	525,000
	1,305,000		B/B1	Windstream Corp., 7.5%, 6/1/22	1,420,819
	850,000		B/B1	Windstream Corp., 8.125%, 9/1/18	892,500
					$16,929,966
				Wireless Telecommunication Services - 0.8%
	1,300,000		BB-/B1	Altice Financing SA, 6.5%, 1/15/22 (144A)	$1,384,500
	850,000		B-/Caa1	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	887,188
	1,725,000		BB-/B1	Sprint Corp., 7.125%, 6/15/24 (144A)	1,828,500
	490,000		BB/Ba3	T-Mobile USA, Inc., 6.542%, 4/28/20	529,200
	555,000		BB/Ba3	T-Mobile USA, Inc., 6.633%, 4/28/21	600,788
	300,000		NR/NR	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	308,497
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	215,750
	400,000		NR/NR	WCP Issuer llc, 6.657%, 8/15/20 (144A)	429,493
					$6,183,916
				Total Telecommunication Services	$23,113,882
				Utilities - 2.1%
				Electric Utilities - 0.5%
	1,500,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	$1,530,195
	150,000		BBB/Baa2	Enel Finance International NV, 5.125%, 10/7/19 (144A)	168,881
	1,190,000	8.75	BB+/Ba1	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	1,401,225
	900,000		BB+/Baa3	Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	958,608
	75,000	6.25	BBB-/Baa1	Southern California Edison Co., Floating Rate Note (Perpetual)	81,375
					$4,140,284
				Gas Utilities - 0.3%
	220,000		B/B3	LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (144A)	$232,100
	1,450,000		BB+/Baa3	ONEOK, Inc., 6.875%, 9/30/28	1,642,480
	300,000		BBB+/Baa2	Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	282,750
					$2,157,330
				Multi-Utilities - 0.1%
	500,000		NR/Caa2	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	$413,850
				Independent Power Producers & Energy Traders - 1.2%
	995,000		BB-/Ba3	AES Corp. Virginia, 4.875%, 5/15/23	$985,050
	1,500,000		BB-/Ba3	AES Corp. Virginia, 5.5%, 3/15/24	1,533,750
	100,000		BB/Ba3	Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)	110,750
	1,000,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	888,000
	1,050,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	1,084,125
	1,075,000		BB-/B1	NRG Energy, Inc., 6.25%, 5/1/24 (144A)	1,123,375
	675,000		BB-/B1	NRG Energy, Inc., 6.25%, 7/15/22 (144A)	718,875
	900,000		BB-/B1	NRG Energy, Inc., 7.625%, 1/15/18	1,032,750
	200,000		BB-/B1	NRG Energy, Inc., 8.25%, 9/1/20	218,500
	1,111,000		NR/NR	SunPower Corp., 0.875%, 6/1/21 (144A)	1,300,564
					$8,995,739
				Total Utilities	$15,707,203
				TOTAL CORPORATE BONDS
				(Cost $341,028,576)	$350,883,554

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
	6,475,000		NR/NR	Fannie Mae, 3.5%, 5/1/44	$6,675,625
	1,443,689		NR/NR	Fannie Mae, 4.0%, 5/1/44	1,534,304
	4,290,332		NR/NR	Fannie Mae, 4.0%, 5/1/44	4,559,620
	22,150,000		AAA/Aaa	Fannie Mae, 4.0%, 7/11/12	23,506,688
	503,381		NR/NR	Fannie Mae, 4.0%, 9/1/43	535,200
	8,250,000		AAA/Aaa	Fannie Mae, 4.5%, 7/11/14	8,934,494
	1,469,478		NR/NR	Fannie Mae, 4.5%, 8/1/40	1,593,095
	1,308,085		NR/NR	Fannie Mae, 4.5%, 9/1/39	1,417,878
	870,301		NR/NR	Fannie Mae, 4.5%, 9/1/40	943,001
	992,490		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	1,075,211
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $50,125,056)	$50,775,116

				FOREIGN GOVERNMENT BONDS - 0.8%
	500,000		BBB-/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$504,500
	1,700,000		BBB/Baa1	Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)	1,810,500
	405,000		B+/NR	Kenya Government International Bond, 5.875%, 6/24/19 (144A)	413,302
	875,000		NR/NR	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	910,000
	100,000		CCC-/Caa2	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	95,500
	1,100,000		B/B2	Republic of Ghana, 7.875%, 8/7/23 (144A)	1,064,250
	750,000		B+/B1	Sri Lanka Government International Bond, 6.0%, 1/14/19 (144A)	789,375
	200,000		CCC/Caa3	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	188,000
	200,000		CCC/Caa3	Ukraine Government International Bond, 7.8%, 11/28/22 (144A)	189,000
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $5,835,719)	$5,964,427

				MUNICIPAL BONDS - 1.5%
				Municipal Airport - 0.2%
	1,250,000		NR/NR	City of Charlotte North Carolina, 5.6%, 7/1/27	$1,256,150

				Municipal General - 0.2%
	500,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$504,055
	75,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	77,618
	1,000,000		AAA/Aaa	Virginia Resources Authority, 5.0%, 11/1/42	1,122,970
					$1,704,643
				Municipal Higher Education - 0.2%
	1,000,000		AA/Aa2	Private Colleges & Universities Authority, 5.0%, 10/1/43	$1,117,640

				Municipal Medical - 0.2%
	1,000,000		A+/A1	Maine Health & Higher Educational Facilities Authority, 5.0%, 7/1/43	$1,077,330
	100,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	109,619
	150,000		A/NR	New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	168,186
					$1,355,135
				Municipal Utility District - 0.1%
	1,000,000		A/A1	Grays Harbor County Public Utility District No 1, 5.0%, 7/1/43	$1,070,290

				Municipal Pollution - 0.0% †
	100,000		BB-/B1	County of York South Carolina, 5.7%, 1/1/24	$100,054

				Municipal School District - 0.2%
	1,000,000		AAA/Aaa	Gwinnett County School District, 5.0%, 2/1/36	$1,139,820

				Municipal Transportation - 0.1%
	1,000,000		AA-/Aa3	Maine Turnpike Authority, 5.0%, 7/1/42	$1,098,050

				Municipal Water - 0.2%
	1,000,000		AA+/Aa1	Massachusetts Water Resources Authority, 5.0%, 8/1/37	$1,113,760

				Municipal Obligation - 0.1%
	1,000,000		AA+/Aa1	State of Washington, 5.0%, 6/1/41	$1,097,890

				TOTAL MUNICIPAL BONDS
				(Cost $10,472,750)	$11,053,432

				SENIOR FLOATING RATE LOAN INTERESTS - 16.4% **
				Energy - 1.6%
				Oil & Gas Drilling - 0.3%
	992,500	6.00	B+/B1	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$1,007,388
	395,000	5.75	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	393,848
	544,500	4.50	B+/B1	Pacific Drilling SA, Term Loan, 6/3/18	547,222
					$1,948,458
				Integrated Oil & Gas - 0.3%
	1,140,409	5.25	BB-/Ba3	ExGen Renewables I LLC, Term Loan, 2/5/21	$1,166,068
	38,239	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	38,526
	845,750	4.00	BB-/Ba3	Seadrill Operating LP, Initial Term Loan, 2/14/21	841,286
					$2,045,880
				Oil & Gas Exploration & Production - 0.8%
	3,170,000	0.00	NR/NR	American Energy Partners, Inc., Term Loan, 6/17/15	$3,170,000
	176,667	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	176,648
	1,518,000	8.38	B-/B2	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	1,569,770
	248,748	3.88	BB-/Ba2	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	249,855
	1,000,000	5.00	B/B1	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	1,002,054
					$6,168,327
				Oil & Gas Refining & Marketing - 0.1%
	950,000	0.00	BB/B2	Green Plains Renewable Energy, Inc., Tranche B Term Loan (First Lien), 6/3/20	$958,906
				Coal & Consumable Fuels - 0.1%
	528,333	5.50	B+/Ba3	Foresight Energy LLC, Term Loan, 8/21/20	$531,718
				Total Energy	$11,653,289
				Materials - 1.5%
				Commodity Chemicals - 0.2%
	648,046	4.50	BB-/Ba3	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$654,796
	746,250	5.00	B+/B2	Nexeo Solutions LLC, Term Loan B3, 9/9/17	749,981
					$1,404,777
				Diversified Chemicals - 0.1%
	247,500	3.75	BB/Ba3	Tata Chemicals North America, Inc., Term Loan, 8/7/20	$247,500
	267,206	5.00	B+/B3	Univar, Term B Loan, 2/14/17	268,566
					$516,066
				Specialty Chemicals - 0.3%
	841,500	4.00	BB-/B1	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	$843,183
	689,500	4.00	NR/B2	PQ Corp., 2014 Term Loan, 8/7/17	692,086
	342,917	3.25	BB-/B1	Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 2/15/19	341,545
	172,782	1.23	BBB-/Ba2	WR Grace & Co., Delayed Draw Term Loan, 1/23/21	172,652
	482,582	3.00	BBB-/Ba2	WR Grace & Co., U.S. Term Loan, 1/23/21	482,220
					$2,531,686
				Metal & Glass Containers - 0.2%
	740,482	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$744,185
	703,512	4.25	B/B1	Tank Holding Corp., Initial Term Loan, 7/9/19	704,392
					$1,448,577
				Paper Packaging - 0.1%
	203,936	7.50	B+/B2	Caraustar Industries, Inc., Term Loan, 5/1/19	$207,058
	181,782	4.75	B+/Ba3	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	182,766
	249,375	4.25	B+/NR	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	249,998
	200,000	4.25	B+/B1	Multi Packaging Solutions, Inc., Term Loan B, 9/30/20	200,625
					$840,447
				Aluminum - 0.1%
	547,250	5.50	B/B2	TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20	$551,354
				Diversified Metals & Mining - 0.1%
	295,142	3.75	BBB-/NR	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$295,757
				Steel - 0.3%
	900,000	4.50	B/B3	Atkore International, Inc., Term Loan (First Lien), 3/27/21	$901,500
	122,813	9.25	CCC+/B1	Essar Steel Algoma, Inc., Term Loan, 9/19/14	123,427
	394,042	4.75	BB-/B2	JMC Steel Group, Inc., Term Loan, 4/1/17	396,998
	1,069,000	4.00	B/B1	Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21	1,066,773
					$2,488,698
				Paper Products - 0.1%
	992,500	5.75	B+/Ba2	Appvion, Inc., Term Commitment, 6/28/19	$1,001,495
	29,850	5.25	B/B1	Coveris Holdings SA, USD Term Loan, 4/14/19	30,363
					$1,031,858
				Total Materials	$11,109,220
				Capital Goods - 1.4%
				Aerospace & Defense - 0.4%
	719,437	4.00	B+/B1	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	$718,281
	695,942	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	698,440
	76,347	6.25	B+/Ba2	DynCorp International, Inc., Term Loan, 7/7/16	76,645
	139,213	3.48	B-/Caa1	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	133,645
	738,750	5.25	B/B2	Sequa Corp., Initial Term Loan, 6/19/17	733,209
	212,465	5.75	B+/Ba3	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	213,085
	296,985	3.75	B/Ba3	TransDigm, Inc., Tranche C Term Loan, 2/28/20	296,224
					$2,869,529
				Building Products - 0.3%
	497,500	5.50	B/B2	Armacell International GmbH, Term Loan B (First Lien), 7/2/20	$498,744
	249,375	4.00	B/B2	Interline Brands, Inc., Term Loan (First Lien), 3/12/21	248,856
	494,983	4.25	BB-/B2	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19	495,757
	199,000	5.25	BB-/B2	Norcraft Cos. Inc., Initial Loan, 11/12/20	200,244
	277,900	4.00	B+/B1	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	278,682
	319,502	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	320,201
					$2,042,484
				Construction & Engineering - 0.1%
	669,614	6.75	B+/B2	International Equipment Solutions LLC, Initial Loan, 8/16/19	$678,822
				Electrical Components & Equipment - 0.0% †
	206,651	5.25	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$208,718
	48,660	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 2/15/17	49,116
					$257,834
				Industrial Conglomerates - 0.3%
	625,000	4.25	B+/B2	Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21	$623,779
	983,858	4.00	B/B1	Milacron LLC, Term Loan, 3/12/20	983,653
	868,300	4.50	B+/B2	Pro Mach, Inc., Term Loan, 7/6/17	874,812
					$2,482,244
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	120,000	5.75	B/Ba3	Navistar, Inc., Tranche B Term Loan, 8/17/17	$122,588
	111,057	3.50	BBB-/Ba1	Terex Corp., Term Loan, 4/28/17	111,751
	598,524	4.00	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	600,394
					$834,733
				Industrial Machinery - 0.2%
	645,747	4.25	B/B1	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$646,260
	700,000	0.00	B/B1	Husky Injection Molding Systems, Ltd., Tranche B Term Loan, 6/10/21	704,410
					$1,350,670
				Trading Companies & Distributors - 0.0% †
	165,030	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$165,381
				Total Capital Goods	$10,681,697
				Commercial Services & Supplies - 0.7%
				Diversified Commercial & Prof Svc - 0.1%
	464,195	3.75	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18	$464,485
				Environmental & Facilities Services - 0.2%
	445,477	3.00	BBB/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	$446,498
	495,000	5.50	B+/B3	Wastequip LLC, Term Loan, 8/9/19	496,856
	696,017	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	696,996
					$1,640,350
				Diversified Support Services - 0.0% †
	110,049	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15 (e)	$31,914
				Security & Alarm Services - 0.2%
	52,674	4.00	B+/Ba3	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	$52,658
	205,908	4.00	B+/Ba3	Garda World Security Corp., Term B Loan, 11/1/20	205,844
	558,519	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	560,439
	498,729	4.25	B+/B1	Protection One, Inc., Term Loan (2012), 3/21/19	499,040
					$1,317,981
				Human Resource & Employment Services - 0.0% †
	367,182	3.50	BB+/Ba2	On Assignment, Inc., Initial Term B Loan, 5/15/20	$366,570
				Research & Consulting Services - 0.2%
	655,444	3.25	BBB-/Ba2	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$656,058
	495,000	5.25	NR/B1	Sourcehov LLC, Term Loan, 4/30/18	499,125
					$1,155,183
				Total Commercial Services & Supplies	$4,976,483
				Transportation - 0.6%
				Air Freight & Logistics - 0.1%
	248,960	5.00	B/B3	Air Medical Group Holdings, Inc., B-1 Term Loan, 6/30/18	$250,516
	173,250	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	174,225
					$424,741
				Airlines - 0.3%
	346,500	3.75	BB-/Ba2	American Airlines, Inc., Class B Term Loan, 6/27/19	$347,923
	172,375	3.50	BB/NR	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	172,483
	246,875	3.50	BB-/Ba2	United Airlines, Inc., Class B Term Loan, 4/1/19	246,592
	612,563	3.50	BB-/Ba2	US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	612,409
	525,937	3.00	BB-/Ba2	US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	527,384
					$1,906,791
				Marine - 0.2%
	1,122,188	0.00	B/B2	Floatel International AB, Tranche B Term Loan (First Lien), 5/22/20	$1,132,714
	397,000	5.25	BB/Ba3	Navios Maritime Partners LP, Term Loan, 6/27/18	402,211
					$1,534,925
				Trucking - 0.0% †
	225,000	5.50	B/B1	Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$226,969
	169,557	3.75	BB-/Baa2	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	170,140
					$397,109
				Total Transportation	$4,263,566
				Automobiles & Components - 0.7%
				Auto Parts & Equipment - 0.7%
	558,881	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$561,061
	452,752	3.75	BB/Ba2	Gates Investments LLC, Term B-2 Loan, 9/29/16	453,770
	1,725,000	6.00	B/B1	Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21	1,746,562
	395,243	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	397,549
	586,362	4.25	NR/B1	Metaldyne LLC, Tranche B Term Loan, 12/18/18	589,294
	475,000	0.00	BB-/Ba2	Schaeffler Group, Tranche E Term Loan (First Lien), 5/15/20	477,672
	127,412	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	128,048
	930,629	3.23	BB-/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	930,436
					$5,284,392
				Total Automobiles & Components	$5,284,392
				Consumer Durables & Apparel - 0.2%
				Home Furnishings - 0.0% †
	124,274	3.50	BB/Ba3	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$124,028
				Housewares & Specialties - 0.1%
	312,878	3.75	BB/Ba2	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$314,247
	187,048	5.50	B/B1	World Kitchen LLC, U.S. Term Loan, 3/4/19	187,984
					$502,231
				Leisure Products - 0.1%
	400,857	4.00	BB-/B1	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$401,644
				Apparel, Accessories & Luxury Goods - 0.0% †
	396,866	5.75	B/B2	Renfro Corp., Tranche B Term Loan, 1/23/19	$398,602
				Total Consumer Durables & Apparel	$1,426,505
				Consumer Services - 0.6%
				Casinos & Gaming - 0.0% †
	265,950	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/20/19	$265,518
				Hotels, Resorts & Cruise Lines - 0.0% †
	198,990	4.25	B+/Ba3	Sabre GLBL, Inc., Term B Loan, 2/19/19	$199,757
				Leisure Facilities - 0.1%
	414,363	0.00	B/B1	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$413,458
	247,487	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	248,377
					$661,835
				Restaurants - 0.3%
	76,635	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$77,013
	456,015	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	457,725
	564,801	4.00	B/B1	NPC International, Inc., Term Loan, 12/28/18	565,860
	750,734	3.25	BB-/B1	Wendy's International, Inc., Term B Loan, 5/15/19	752,921
					$1,853,519
				Education Services - 0.1%
	492,500	3.75	BB-/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$492,962
	544,928	5.00	B/B2	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18	533,689
					$1,026,651
				Specialized Consumer Services - 0.1%
	480,000	1.62	B/B1	Allied Security Holdings LLC, Delayed Draw Term Loan (First Lien), 2/12/21	$479,025
				Total Consumer Services	$4,486,305
				Media - 1.6%
				Advertising - 0.2%
	690,004	4.25	B+/B1	Advantage Sales & Marketing, Inc., 2013 Term Loan (First Lien), 12/18/17	$691,657
	968,936	6.75	B/NR	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	974,765
	197,123	4.50	B/B1	Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19	196,795
					$1,863,217
				Broadcasting - 0.2%
	109,706	0.00	BB/Ba3	Gray Television, Inc., Term Loan (First Lien), 6/10/21	$110,414
	447,359	4.25	B/B2	NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20	448,338
	236,691	3.25	BB-/B1	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	234,767
	518,322	4.00	B+/NR	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	518,565
					$1,312,084
				Cable & Satellite - 0.5%
	383,243	3.50	BB-/Ba2	Cequel Communications LLC, Term Loan, 2/14/19	$383,985
	495,000	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	488,503
	289,851	3.75	BB/Ba3	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	290,712
	607,658	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	607,582
	790,000	3.50	BB-/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	787,976
	587,872	0.00	NR/Ba3	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	581,416
	554,681	0.00	NR/Ba3	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	548,589
	357,447	3.50	NR/Ba3	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	353,521
					$4,042,284
				Movies & Entertainment - 0.4%
	422,344	6.50	B/B2	Deluxe Entertainment Services Group., Inc., Tranche B Term Loan (First Lien), 2/26/20	$422,344
	424,790	3.50	BB/Ba2	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	425,409
	308,080	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	306,251
	297,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	296,567
	495,000	4.00	B+/B1	US Finco LLC, Term B Loan, 5/30/20	494,846
	679,863	3.75	B+/B1	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	670,344
					$2,615,761
				Publishing - 0.3%
	146,625	4.25	NR/B1	Houghton Mifflin Harcourt Publishing Co., Term Loan, 5/22/18	$147,541
	39,505	4.75	B+/B2	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	39,894
	1,890,500	6.25	B+/NR	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19	1,914,131
					$2,101,566
				Total Media	$11,934,912
				Retailing - 0.9%
				Department Stores - 0.1%
	363,177	4.25	B/B2	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20	$362,950
				Computer & Electronics Retail - 0.0% †
	91,300	12.00	B/Caa1	Targus Group International, Inc., Term Loan, 5/24/16	$78,290
				Home Improvement Retail - 0.1%
	642,246	4.50	B/B2	Apex Tool Group LLC, Term Loan, 2/1/20	$636,092
				Specialty Stores - 0.1%
	247,500	3.75	B+/Ba3	Michaels Stores, Inc., Term B Loan, 1/28/20	$247,412
	500,000	4.00	B+/Ba3	Michaels Stores, Inc., Tranche B-2 Term Loan (First Lien), 1/28/20	500,729
					$748,141
				Automotive Retail - 0.6%
	527,141	6.00	B+/B1	Arc Automotive Group, Inc., Term Loan, 11/15/18	$529,776
	2,019,938	3.25	BB+/Ba1	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	2,017,404
	650,000	4.00	BB-/B1	CS Intermediate Holdco 2 LLC, Term Loan, 3/28/21	650,406
	1,431,875	5.75	B+/B2	CWGS Group LLC, Term Loan, 2/20/20	1,446,194
					$4,643,780
				Total Retailing	$6,469,253
				Food & Staples Retailing - 0.5%
				Drug Retail - 0.0% †
	250,000	4.50	B/B1	Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21	$252,083
				Food Distributors - 0.3%
	500,000	4.25	B+/B2	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	$498,938
	590,000	8.25	CCC+/Caa1	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	580,904
	868,936	4.75	B+/B1	Mill US Acquisition LLC, Term Loan (First Lien), 7/3/20	875,019
					$1,954,861
				Food Retail - 0.2%
	894,254	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$899,999
	315,512	3.50	B+/B1	Big Heart Pet Brands, Initial Term Loan, 2/24/20	313,934
	400,000	4.75	NR/Ba3	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	401,840
					$1,615,773
				Total Food & Staples Retailing	$3,822,717
				Food, Beverage & Tobacco - 0.5%
				Agricultural Products - 0.2%
	1,269,338	4.50	B/B1	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$1,278,050
				Packaged Foods & Meats - 0.3%
	990,810	4.51	B-/Ba3	Dole Food Co, Inc., Tranche B Term Loan, 10/25/18	$993,035
	396,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	399,390
	678,300	6.75	B-/NR	Hostess Brands, Inc., Term B Loan, 2/25/20	705,432
	197,500	3.25	BB-/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	196,821
	475,000	0.00	B/B1	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21	476,634
					$2,771,312
				Total Food, Beverage & Tobacco	$4,049,362
				Household & Personal Products - 0.4%
				Household Products - 0.1%
	232,502	4.50	B/B1	Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20	$233,229
	493,528	4.01	BB-/B1	SRAM LLC, Term Loan (First Lien), 4/10/20	489,364
					$722,593
				Personal Products - 0.3%
	598,500	4.25	B/B2	Atrium Innovations, Inc., Term Loan, 1/29/21	$594,573
	750,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	752,227
	932,315	4.00	B/B2	Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19	928,153
					$2,274,953
				Total Household & Personal Products	$2,997,546
				Health Care Equipment & Services - 1.5%
				Health Care Equipment - 0.2%
	922,688	4.50	B/B2	Accellent, Inc., Initial Term Loan (First Lien), 2/21/21	$921,726
	338,831	3.25	BBB-/Ba2	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	339,043
	393,168	4.00	BB-/Ba3	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	394,191
					$1,654,960
				Health Care Supplies - 0.1%
	443,744	5.00	B+/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$446,933
				Health Care Services - 0.5%
	292,369	6.50	NR/B1	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$294,196
	487,281	6.50	B/B1	BioScrip, Inc., Initial Term B Loan, 7/31/20	490,327
	63,499	0.00	BB/Ba1	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	63,879
	295,429	4.00	BB-/Ba3	Envision Healthcare Corp., Initial Term Loan, 5/25/18	296,291
	1,119,063	6.50	B+/B2	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	1,121,162
	133,642	7.50	B-/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	134,477
	133,714	7.75	B-/B2	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	134,049
	85,821	8.00	NR/WR	Rural, Term Loan, 6/30/18	80,672
	544,500	4.00	B/B2	Surgical Care Affiliates LLC, Class C Incremental Term Loan, 6/29/18	543,642
	997,475	4.50	B/B1	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	989,370
					$4,148,065
				Health Care Facilities - 0.4%
	1,395,000	1.75	B-/B3	AmSurg Corp., Term Loan, 5/29/15	$1,401,975
	346,363	4.25	BB/Ba2	CHS, 2021 Term D Loan, 1/27/21	348,933
	193,553	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	194,549
	492,513	4.00	B+/B1	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	494,052
	346,629	6.00	B/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	347,496
	21,259	3.75	NR/Ba2	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	21,246
	495,000	6.75	B-/B2	Steward Health Care System LLC, Term Loan, 4/10/20	489,431
					$3,297,682
				Managed Health Care - 0.1%
	33,947	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$34,244
	24,680	9.75	B+/B2	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	24,896
	645,747	4.25	NR/Ba3	US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19	648,774
					$707,914
				Health Care Technology - 0.2%
	92,917	4.00	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$93,119
	779,106	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	780,470
	333,573	4.00	BB+/Ba3	MedAssets, Inc., Term B Loan, 12/13/19	333,851
					$1,207,440
				Total Health Care Equipment & Services	$11,462,994
				Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
				Biotechnology - 0.1%
	693,222	3.50	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 9/25/19	$694,088
				Pharmaceuticals - 0.6%
	693,587	4.50	B+/B1	Akorn, Inc., Term Loan B, 11/13/20	$697,633
	892,584	5.00	B/NR	Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20	898,163
	99,750	3.23	BB/Ba1	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	99,756
	338,905	3.25	BB+/Ba3	Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 6/12/18	339,488
	450,000	4.25	B/NR	JLL, Initial Dollar Term Loan, 1/23/21	447,188
	886,107	4.00	B/B1	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	887,561
	170,625	4.25	BB/Ba1	Salix Pharmaceuticals, Inc., Term Loan, 12/17/19	172,194
	343,875	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	344,133
	839,298	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	839,613
					$4,725,729
				Total Pharmaceuticals, Biotechnology & Life Sciences	$5,419,817
				Banks - 0.1%
				Thrifts & Mortgage Finance - 0.1%
	766,550	5.00	B+/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$770,919
				Total Banks	$770,919
				Diversified Financials - 0.8%
				Other Diversified Financial Services - 0.5%
	744,200	4.50	BBB-/B1	Fly Funding II Sarl, Term Loan, 8/9/18	$752,883
	1,215,000	6.00	B+/B1	Grede Holdings, LLC, Tranche B Loan (First Lien), 5/21/21	1,220,822
	325,875	6.00	B+/B1	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, 8/17/19	331,985
	717,750	5.00	B/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	720,442
	450,000	5.00	B/B1	SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21	452,156
	98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	100,052
					$3,578,340
				Specialized Finance - 0.1%
	921,062	4.25	B/B1	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$922,597
				Asset Management & Custody Banks - 0.1%
	722,396	5.25	B/B2	National Financial Partners Corp., Term B Loan, 7/1/20	$727,453
				Investment Banking & Brokerage - 0.1%
	623,703	4.50	B/B2	Duff & Phelps LLC, Initial Term Loan, 4/23/20	$626,822
	446,625	4.25	NR/NR	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20	448,672
					$1,075,494
				Total Diversified Financials	$6,303,884
				Insurance - 0.1%
				Insurance Brokers - 0.0% †
	197,011	4.25	NR/B1	USI Insurance Services LLC, Term B Loan, 12/30/19	$197,545
				Life & Health Insurance - 0.0% †
	92,470	3.75	BB/Ba2	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$92,643
				Multi-line Insurance - 0.1%
	491,803	4.25	B/B1	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$493,647
				Property & Casualty Insurance - 0.0% †
	292,396	5.75	B/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$293,584
				Total Insurance	$1,077,419
				Real Estate - 0.2%
				Diversified Real Estate Activities - 0.0% †
	227,316	5.00	B+/B3	CityCenter Holdings LLC, Term B Loan, 10/16/20	$229,376
				Real Estate Services - 0.2%
	1,139,647	4.50	B+/B1	Altisource Solutions Sarl, Term B Loan, 12/9/20	$1,141,072
				Total Real Estate	$1,370,448
				Software & Services - 0.8%
				Internet Software & Services - 0.1%
	385,000	3.75	BB+/Ba3	Vantiv LLC, Term B Loan, 6/12/21	$386,624
				IT Consulting & Other Services - 0.2%
	124,031	4.50	BB/Ba3	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$124,713
	1,000,000	4.50	B-/B1	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	1,001,667
	246,821	4.50	B-/B1	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	249,135
	114,713	4.50	B+/B1	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	115,161
					$1,490,676
				Data Processing & Outsourced Services - 0.1%
	500,000	4.15	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/23/18	$501,659
	321,630	3.50	BBB-/Ba1	Genpact International, Inc., Term Loan, 8/30/19	322,633
					$824,292
				Application Software - 0.3%
	222,062	4.25	B+/B1	Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21	$223,133
	595,500	4.25	BB-/B1	Epiq Systems, Inc., Term Loan, 8/27/20	596,989
	221,514	8.50	B-/B1	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	220,591
	220,913	3.75	B+/Ba3	Infor., Tranche B-5 Term Loan (First Lien), 6/3/20	219,981
	508,725	3.75	B/B1	Sedgwick, Inc., Initial Term Loan (First Lien), 2/11/21	502,462
	290,000	7.50	B+/B2	Serena Software, Inc., Term Loan, 4/10/20	293,383
	368,872	3.50	BBB-/B1	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	369,333
	94,831	4.25	B+/B1	Vertafore, Inc., Term Loan (2013), 10/3/19	95,117
					$2,520,989
				Systems Software - 0.1%
	934,658	5.50	B+/B1	SafeNet, Inc., Tranche B Term Loan, 2/28/20	$939,331
				Total Software & Services	$6,161,912
				Technology Hardware & Equipment - 0.2%
				Communications Equipment - 0.0% †
	105,265	2.73	BB+/Ba2	Commscope, Inc., Tranche 3 Term Loan, 1/21/17	$105,331
	157,898	3.25	BB+/Ba2	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	158,490
					$263,821
				Electronic Equipment Manufacturers - 0.0% †
	244,323	4.75	B/B2	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$245,647
				Electronic Components - 0.2%
	414,750	6.25	BB-/B1	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	$418,898
	707,400	3.25	BB-/B1	Generac Power Systems, Inc., Term Loan B, 5/31/20	703,948
					$1,122,846
				Total Technology Hardware & Equipment	$1,632,314
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.0% †
	126,184	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$126,815
				Semiconductors - 0.1%
	300,000	3.75	BBB-/Ba1	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$301,392
	175,289	3.25	BB+/Ba2	Microsemi Corp., Term Loan (First Lien), 3/14/21	174,687
					$476,079
				Total Semiconductors & Semiconductor Equipment	$602,894
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.2%
	496,748	4.75	B/B2	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	$498,611
	416,842	3.25	BB/Ba3	West Corp., B-10 Term Loan (First Lien), 6/30/18	415,134
	197,494	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	197,277
					$1,111,022
				Wireless Telecommunication Services - 0.1%
	239,957	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	$240,257
	484,761	4.00	BB-/B1	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	485,442
					$725,699
				Total Telecommunication Services	$1,836,721
				Utilities - 0.4%
				Electric Utilities - 0.2%
	1,124,961	4.75	B+/Ba3	Atlantic Power LP, Term Loan, 2/20/21	$1,139,023
	529,650	3.00	BB/Ba3	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	521,138
	241,667	4.25	BB-/Ba3	Star West Generation LLC, Term B Advance, 3/13/20	242,573
					$1,902,734
				Independent Power Producers & Energy Traders - 0.2%
	442,618	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	$444,492
	304,615	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	305,975
	221,428	3.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 12/11/19	221,704
	267,112	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	267,446
					$1,239,617
				Total Utilities	$3,142,351
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $122,320,568)	$122,936,920
	Shares
				PURCHASED CALL OPTIONS - 0.0% †
				Diversified Financials - 0.0% †
				Investment Banking & Brokerage - 0.0% †
	900			CBOE Volatility Index @ 13.00	$51,750
	900			CBOE Volatility Index @ 14.00	36,000
					$87,750
				Total Diversified Financials	$87,750
				TOTAL PURCHASED CALL WRITTEN OPTIONS
				(Cost $188,100)	$87,750
	Principal Amount ($)		S&P/Moody's Ratings (unaudited)
				TEMPORARY CASH INVESTMENTS - 4.7%
				Repurchase Agreements - 4.7%
	35,000,000		NR/NR	Royal Bank of Canada, 0.08%, dated 6/30/14, repurchase price of
				$35,000,000 plus accrued interest on 7/1/14 collateralized by the following:
				$35,700,001 Federal National Mortgage Association, 2.50-5.00%, 6/1/27-5/1/44
				TOTAL TEMPORARY CASH INVESTMENTS	$34,999,987
				(Cost $35,000,000)	$34,999,987

				TOTAL INVESTMENT IN SECURITIES - 100.6%
				(Cost $734,808,848) (a)	$752,897,577
				OTHER ASSETS & LIABILITIES - (0.6)%	$(4,329,042)
				TOTAL NET ASSETS - 100.0%	$748,568,535

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	†			Rounds to less than 0.1%.

	REIT			Real Estate Investment Trust.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Perpetual)			Security with no stated maturity date.

	(PIK)			Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2014, the value of these securities amounted to $254,672,986 or 34.0% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At June 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $735,728,676 was as follows:

				Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 22,901,921

				Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,733,020)

				Net unrealized appreciation	$ 17,168,901

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)			Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

	(e)			Security is in default and is non-income producing.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			CAD	Canadian Dollar.
			EURO	Euro.
			GBP	British Pound Sterling.
			NOK	Norwegian Krone.

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
(103,950,000)	J.P. Morgan Securities LLC	NA.HY.22.V1	5.00%	6/20/19	$ (7,696,120)	$ (1,344,245)
(70,000,000)	J.P. Morgan Securities LLC	NAIG.22.V1	1.00%	6/20/19	(1,398,134)	9,495
					$ (9,094,254)	$ (1,334,750)
CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
250,000	J.P. Morgan Securities LLC	American Axle & Manufacturing Co.	5.00%	12/20/17	$ (7,500)	$ 37,476

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services of broker-dealers) as Level 3.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund's investments:

			Level 1	Level 2	Level 3	Total
		Convertible Corporate Bonds
		Materials
		Diversified Metals and Mining	$ -	$ 386,444	$ 112,000	$ 498,444
		All Other Convertible Corporate Bonds	-	45,715,829	-	45,715,829
		Preferred Stocks
		Banks
		Diversified Banks	795,709	1,535,531	-	2,331,240
		Regional Banks	1,001,572	520,469	-	1,522,041
		Diversified Financials
		Other Diversified Financials	-	1,612,050	-	1,612,050
		Insurance
		Reinsurance	-	-	5,214,251	5,214,251
		All Other Preferred Stock	8,103,414	-	-	8,103,414
		Convertible Preferred Stock
		Energy
		Oil & Gas Exploration & Production	873,153	831,094	-	1,704,247
		Consumer Durables & Apparel
		Home Furnishings	-	1,038,175	-	1,038,175
		Food, Beverage & Tobacco
		Packaged Foods & Meats	-	1,202,862	-	1,202,862
		All Other Convertible Preferred Stocks	4,604,230	-	-	4,604,230
		Common Stock	34,792	-	-	34,792
		Asset Backed Securities	-	21,377,217	-	21,377,217
		Collateralized Mortgage Obligations	-	81,237,599	-	81,237,599
		Corporate Bonds	-	-	-	-
		Diversified Financials
		Other Diversified Financial Services	-	10,961,695	699,476	11,661,171
		Insurance
		Reinsurance	-	30,381,265	8,993,330	39,374,595
		All Other Corporate Bonds	-	299,847,788	-	299,847,788
		U.S. Government and Agency Obligations		50,775,116	-	50,775,116
		Foreign Government Bonds	-	5,964,427	-	5,964,427
		Municipal Bonds	-	11,053,432	-	11,053,432
		Senior Floating Rate Loan Interests	-	122,936,920	-	122,936,920
		Purchased Call Options	87,750	-	-	87,750
		Temporary Cash Investments	-	34,999,987	-	34,999,987
		Total	$ 15,500,620	$ 722,377,900	$ 15,019,057	$ 752,897,577

		Other Financial Instruments
		Net unrealized depreciation on credit default swaps	$ -	$ (1,297,344)	$ -	$ (1,297,344)
		Net unrealized loss on futures contracts	1,078,747	-	-	1,078,747
		Net unrealized depreciation on forward foreign currency contracts	-	(102,134)	-	(102,134)
		Total	$ 1,078,747	$ (1,399,478)	$ -	$ (320,731)

		The following is a reconciliation of assets using significant unobservable inputs (Level 3):
			Convertible Corporate Bonds	Preferred Stocks	Corporate Bonds	Total
		Balance as of 3/31/14	$ -	$ 3,544,877	$ 4,472,652	$ 8,017,529
		Realized gain (loss)	-	50,915	1,125	52,040
		Change in unrealized appreciation (depreciation)	-	31,607	15,102	46,709
		Purchases	112,000	2,194,400	5,218,927	7,525,327
		Sales	-	(607,548)	(15,000)	(622,548)
		Transfers in and out of Level 3 *	-	-	-	-
		Balance as of 6/30/14	$ 112,000	$ 5,214,251	$ 9,692,806	$ 15,019,057

	*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 6/30/14	$ 46,709

	Pioneer Fundamental Growth Fund
	Schedule of Investments 6/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Energy - 5.3%
	Oil & Gas Equipment & Services - 3.2%
487,394	Schlumberger, Ltd.	$57,488,122
	Integrated Oil & Gas - 1.1%
188,351	Occidental Petroleum Corp.	$19,330,463
	Oil & Gas Exploration & Production - 1.0%
553,321	Cabot Oil & Gas Corp.	$18,890,379
	Total Energy	$95,708,964
	Materials - 6.2%
	Fertilizers & Agricultural Chemicals - 1.4%
206,058	Monsanto Co.	$25,703,675
	Industrial Gases - 1.3%
185,119	Praxair, Inc.	$24,591,208
	Specialty Chemicals - 3.5%
350,790	Ecolab, Inc.	$39,056,959
231,323	International Flavors & Fragrances, Inc.	24,122,362
		$63,179,321
	Total Materials	$113,474,204
	Capital Goods - 12.0%
	Aerospace & Defense - 5.8%
141,492	Precision Castparts Corp.	$35,712,581
613,039	United Technologies Corp.	70,775,353
		$106,487,934
	Industrial Conglomerates - 3.3%
424,295	3M Co.	$60,776,016
	Construction & Farm Machinery & Heavy Trucks - 1.7%
194,780	Cummins, Inc.	$30,052,606
	Trading Companies & Distributors - 1.2%
89,171	WW Grainger, Inc.	$22,673,510
	Total Capital Goods	$219,990,066
	Transportation - 1.3%
	Air Freight & Logistics - 1.3%
233,398	United Parcel Service, Inc. (Class B)	$23,960,639
	Total Transportation	$23,960,639
	Consumer Services - 3.0%
	Restaurants - 3.0%
712,989	Starbucks Corp.	$55,171,089
	Total Consumer Services	$55,171,089
	Media - 5.1%
	Movies & Entertainment - 5.1%
649,560	The Walt Disney Co.	$55,693,274
529,784	Time Warner, Inc.	37,217,326
		$92,910,600
	Total Media	$92,910,600
	Retailing - 4.9%
	Apparel Retail - 1.9%
527,679	Ross Stores, Inc.	$34,895,412
	Home Improvement Retail - 3.0%
678,048	The Home Depot, Inc.	$54,894,766
	Total Retailing	$89,790,178
	Food & Staples Retailing - 3.5%
	Drug Retail - 3.5%
854,073	CVS Caremark Corp.	$64,371,482
	Total Food & Staples Retailing	$64,371,482
	Food, Beverage & Tobacco - 4.8%
	Soft Drinks - 2.1%
423,243	PepsiCo., Inc.	$37,812,530
	Tobacco - 2.7%
824,236	Lorillard, Inc.	$50,253,669
	Total Food, Beverage & Tobacco	$88,066,199
	Household & Personal Products - 3.5%
	Household Products - 2.1%
555,306	Colgate-Palmolive Co.	$37,860,763
	Personal Products - 1.4%
347,545	The Estee Lauder Companies, Inc.	$25,808,692
	Total Household & Personal Products	$63,669,455
	Health Care Equipment & Services - 5.0%
	Health Care Equipment - 2.9%
587,365	Covidien Plc	$52,968,576
	Health Care Services - 2.1%
547,465	Express Scripts Holding Co. *	$37,955,748
	Total Health Care Equipment & Services	$90,924,324
	Pharmaceuticals, Biotechnology & Life Sciences - 15.3%
	Biotechnology - 7.1%
660,598	Celgene Corp. *	$56,732,156
733,808	Gilead Sciences, Inc. *	60,840,021
122,886	Vertex Pharmaceuticals, Inc. *	11,634,846
		$129,207,023
	Pharmaceuticals - 4.7%
367,405	Allergan, Inc.	$62,172,274
237,993	Johnson & Johnson	24,898,828
		$87,071,102
	Life Sciences Tools & Services - 3.5%
536,573	Thermo Fisher Scientific, Inc.	$63,315,614
	Total Pharmaceuticals, Biotechnology & Life Sciences	$279,593,739
	Diversified Financials - 2.5%
	Specialized Finance - 2.5%
241,861	Intercontinental Exchange, Inc.	$45,687,543
	Total Diversified Financials	$45,687,543
	Software & Services - 13.2%
	Internet Software & Services - 4.7%
74,302	Google, Inc.	$42,744,455
74,302	Google, Inc. *	43,442,150
		$86,186,605
	Data Processing & Outsourced Services - 3.6%
891,992	MasterCard, Inc.	$65,534,652
	Systems Software - 4.9%
2,155,039	Microsoft Corp.	$89,865,126
	Total Software & Services	$241,586,383
	Technology Hardware & Equipment - 10.0%
	Communications Equipment - 3.1%
701,913	Qualcomm, Inc.	$55,591,510
	Computer Hardware - 5.6%
1,103,611	Apple, Inc.	$102,558,571
	Computer Storage & Peripherals - 1.3%
914,059	EMC Corp.	$24,076,314
	Total Technology Hardware & Equipment	$182,226,395
	Semiconductors & Semiconductor Equipment - 2.8%
	Semiconductors - 2.8%
390,216	Analog Devices, Inc.	$21,098,979
640,249	Xilinx, Inc.	30,290,180
		$51,389,159
	Total Semiconductors & Semiconductor Equipment	$51,389,159
	TOTAL COMMON STOCKS
	(Cost $1,271,434,922)	$1,798,520,419

	TOTAL INVESTMENT IN SECURITIES - 98.4%
	(Cost $1,271,434,922) (a)	$1,798,520,419
	OTHER ASSETS & LIABILITIES - 1.6%	$30,121,688
	TOTAL NET ASSETS - 100.0%	$1,828,642,107

*	Non-income producing security.

(a)	At June 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $1,273,786,385 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$530,427,716

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(5,693,682)

	Net unrealized appreciation	$524,734,034

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,798,520,419	$-	$-	$1,798,520,419
Total	$1,798,520,419	$-	$-	$1,798,520,419

During the period June 30, 2014, there were no transfers between Levels 1, 2 and 3.
ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date August 28, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date August 28, 2014

* Print the name and title of each signing officer under his or her signature.